485BPOS		File Nos. 333-82329
Allianz Alterity		811-05618
		Class I.D. C000007179
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	35	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	541	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
X		immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
X		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: to be added upon amendment
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS
ALLIANZ ALTERITYSM VARIABLE ANNUITY CONTRACT
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), partial withdrawal privilege, a six year withdrawal charge period, and a death benefit (Traditional Guaranteed Minimum Death Benefit or Traditional GMDB).
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.

All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life that you ought to know before investing. This prospectus was not offered in any state, country, or jurisdiction in which we were not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: [To be added upon amendment]
This prospectus discusses three versions of the same Contract. We stopped offering all versions of the Contract on June 30, 2010. The Original Contract first became available on February 1, 2000, had a five-year withdrawal charge period and automatically included a guaranteed minimum fixed income (Traditional Guaranteed Minimum Income Benefit or Traditional GMIB) for no additional charge. The Original Contract was replaced in most states by the May 2003 Contract. The May 2003 Contract first became available on May 5, 2003. The primary differences between the May 2003 Contract and Original Contract is that the May 2003 Contract has a six-year withdrawal charge period, has a higher mortality and expense risk (M&E) charge, and offered the Traditional PRIME Benefit and the Enhanced PRIME Benefit, each with an additional M&E charge. The May 2003 Contract was subsequently replaced by the May 2006 Contract, which first became available on May 1, 2006. The primary differences between the May 2003 Contract and May 2006 Contract is the partial withdrawal privilege increased from 10% of your total Purchase Payments to 12%, and the May 2006 Contract offered the PRIME Plus Benefit for an additional M&E charge. For information on Original Contracts see Appendix F, and for information on May 2003 Contracts see Appendix G.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® Government Money Market Fund

DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund
GATEWAY
AZL® Gateway Fund
PIMCO
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Investment Options available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from Allianz Life or from your Financial Professional. Instead, the reports would be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you would not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allianz Life electronically by contacting our Service Center at the toll-free telephone number listed at the back of this prospectus or by signing up for electronic delivery on our website at www.allianzlife.com/paperless. You may elect to receive all future reports in paper free of charge. You can inform Allianz Life that you wish to continue receiving paper copies of your shareholder reports by contacting your Financial Professional, or contacting our Service Center at the toll-free telephone number listed at the back of this prospectus. Your election to receive reports in paper will apply to all Investment Options available under your contract.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

THE CONTRACT IS NO LONGER OFFERED FOR SALE.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

TABLE OF CONTENTS

Glossary	6
Fee Tables	9
Owner Transaction Expenses	9
Owner Periodic Expenses	10
Annual Operating Expenses of the Investment Options	12
Examples	12
1. The Variable Annuity Contract	13
When the Contract Ends	13
State Specific Contract Restrictions	14
2. Owners, Annuitants, and Other Specified Persons	14
Owner	14
Joint Owners	14
Annuitant	14
Beneficiary	15
Payee	16
Assignments, Changes of Ownership and Other Transfers of Contract Rights	16
3. Purchase Payments	16
Purchase Payment Requirements	16
Allocation of Purchase Payments	17
Automatic Investment Plan (AIP)	17
Dollar Cost Averaging (DCA) Program	17
4. Valuing Your Contract	18
Accumulation Units	18
Computing Contract Value	18
5. Investment Options	19
Substitution and Limitation on Further Investments	22
Transfers Between Investment Options	22
Electronic Investment Option Transfer and Allocation Instructions	22
Excessive Trading and Market Timing	23
Flexible Rebalancing Program	25
Financial Adviser Fees	25
Voting Privileges	25
6. Our General Account	26
7. Expenses	26
Separate Account Annual Expenses	26
Contract Maintenance Charge	28
Withdrawal Charge	28
Commutation Fee and Withdrawal Charge for Liquidations During the Annuity Phase	30
Transfer Fee	31
Premium Tax	31
Income Tax	31
Investment Option Expenses	31
8. Access to Your Money	31
Partial Withdrawal Privilege	32
Systematic Withdrawal Program	32
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	33
Waiver of Withdrawal Charge Benefits	33
Suspension of Payments or Transfers	33
9. The Annuity Phase	34
Annuity Payment Options	34
Calculating Your Traditional Annuity Payments	35
Variable or Fixed Traditional Annuity Payments	35
When Annuity Payments Begin	36
Partial Annuitization	36
10. Death Benefit	36
When the Death Benefit Ends	38
Death of the Owner and/or Annuitant	38
Death Benefit Payment Options During the Accumulation Phase	38
11. Protected Retirement Income Made Easy (PRIME) Plus Benefit	39
Removing PRIME Plus Benefit From Your Contract	40
PRIME Plus Benefit Overview	40
PB Value	41
7% Annual Increase Amount (7% AIA)	41
Maximum Anniversary Value (MAV)	42
Using PRIME Plus Benefit	43
Calculating GPWB Payments	44
Step Ups Under the 5% Payment Option	45
Taxation of GPWB Payments	46
When GPWB Ends	46
When GMIB Ends	46
12. Taxes	46
Qualified and Non-Qualified Contracts	47
Taxation of Annuity Contracts	47
Taxation of GPWB Payments	48
Taxation of GMIB Payments	48
Tax-Free Section 1035 Exchanges	48
13. Other Information	48
Allianz Life	48
The Separate Account	48
Distribution	49
Additional Credits for Certain Groups	50
Administration/Allianz Service Center	50
Legal Proceedings	50
Financial Statements	50
14. Privacy Notice	50
15. Table of Contents of the SAI	53
Appendix A – Condensed Financial Information	54
Appendix B - Liquidations Under Annuity Options 2, 4, and 6	58
Appendix C – PB Value Calculation Examples	59
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Appendix D – GPWB Payments	61
Appendix E – Death Benefit Calculation Examples	63
Appendix F – The Original Contract	65
Guaranteed Minimum Income Benefits (GMIBs)	65
Calculation of the 5% AIA and MAV Under the Enhanced GMIB and Original Enhanced GMDB	66
CV Plus under the Original Earnings Protection GMDB	67
Appendix G – May 2003 Contracts	68
Protected Retirement Income Made Easy (PRIME) Benefits	68
PRIME Benefits Overview	68
PB Value	69
Using PRIME Benefits	71
GPWB Payments	71
GMIB Payments	72
When GPWB Ends	73
When GMIB Ends	73
For Service or More Information	75
Our Service Center	75

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
The following is a list of common abbreviations used in this prospectus:
AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
CV Plus	=	Contract Value Plus	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	PRIME	=	Protected Retirement Income Made Easy
GMIB	=	Guaranteed Minimum Income Benefit
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
AIA (Annual Increase Amount) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Original and Second Enhanced GMDBs.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, and M&E charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
CV Plus (Contract Value Plus) – a calculation used in determining the guaranteed death benefit value for the Original and Secodn Earnings Protection GMDBs.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Excess Withdrawal – for Contracts with a Traditional PRIME Benefit, Enhanced PRIME Benefit, or PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.
Financial Professional – the person who advises you regarding the Contract.
Fixed Account – a general account Investment Choice available with Original Contracts in most states.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of three GMDBs at Contract issue that may provide different guaranteed death benefit values.
GMIB (Guaranteed Minimum Income Benefit) – a benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). The Original Contract offered a Traditional GMIB for no additional charge, or the Enhanced GMIB for an additional charge. The May 2003 Contract has a GMIB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GMIB included in the PRIME Plus Benefit.
GMIB Payments – fixed Annuity Payments we make under a GMIB based on the guaranteed value for Original Contracts, or the PB Value for May 2003 Contracts and May 2006 Contracts with a PRIME Benefit.
GPWB (Guaranteed Partial Withdrawal Benefit) – a benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. The May 2003 Contract has a GPWB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GPWB included in the PRIME Plus Benefit.
GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.
GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
MAV (Maximum Anniversary Value) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Original and Second Enhanced GMDBs.
May 2003 Contract – this Contract first became available on May 5, 2003 and was replaced by the May 2006 Contract. Information regarding the product features and expenses specific to the May 2003 Contract are included in Appendix G.
May 2006 Contract – the Contract described in the body of this prospectus that first became available on May 1, 2006.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
Original Contract – this Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract. Information regarding the product features and expenses specific to the Original Contract are included in Appendix F.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
PB Value – the amount used to calculate GPWB Payments and GMIB Payments under Traditional PRIME Benefit, Enhanced PRIME Benefit, and PRIME Plus Benefit.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

PRIME (Protected Retirement Income Made Easy) Benefits – a benefit package that includes a GMIB and GPWB and carries an additional M&E charge. The May 2003 Contracts offered a choice of the Traditional PRIME Benefit or the Enhanced PRIME Benefit. The May 2006 Contracts offered the PRIME Plus Benefit.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

FEE TABLES

These tables describe the fees and expenses you pay when owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7.
OWNER TRANSACTION EXPENSES
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount
	Original Contract	May 2003 Contract and May 2006 Contract
0	7%	7%
1	6%	6%
2	5%	5%
3	4%	4%
4	3%	3%
5	0%	2%
6 Contract Years or more	0%	0%
Commutation Fee During the Annuity Phase for liquidations under Annity Option 2 and 4(3)
(as a percentage of amount liquidated)
Number of Complete Years Since Income Date	Commutation Fee Amount
0	5%
1	4%
2	3%
3	2%
4 years or more	1%
Withdrawal Charge During the Annuity Phase for liquidations under Annity Option 6(3)
(as a percentage of amount liquidated)
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%

Transfer Fee(4)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(5)	3.5%
(as a percentage of each Purchase Payment)
(1)
The Contract provides a partial withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Partial Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	Liquidations are limited to certain Contracts as stated in Appendix B.
(4)
We count all transfers made in the same Business Day as one transfer. Program related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(5)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

OWNER PERIODIC EXPENSES
Contract Maintenance Charge(6)	$40
(per Contract per year)
(6)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
CONTRACT ANNUAL EXPENSES
Separate Account Annual Expenses(7) (as a percentage of each Investment Options’ net asset value))
Original Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.25%
Administrative Charge	0.15%
Total	1.40%
Original Contract with Original Earnings Protection GMDB
Additional M&E Charge	0.20%
Total	1.60%
Original Contract with Original Enhanced GMDB Original Contract with Enhanced GMIB and Traditional GMDB
Additional M&E Charge	0.30%
Total	1.70%
Original Contract with Enhanced GMIB and Original Enhanced GMDB Original Contract with Enhanced GMIB and Original Earnings Protection GMDB
Additional M&E Charge	0.50%
Total	1.90%

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Separate Account Annual Expenses(7) (as a percentage of each Investment Options’ net asset value)
May 2003 Contract without optional benefits May 2006 Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.35%
Administrative Charge	0.15%
Total	1.50%
May 2003 Contract with Traditional PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.20%
Total	1.70%
May 2003 Contract with Second Enhanced GMDB May 2003 Contract with Second Earnings Protection GMDB May 2006 Contract with Second Enhanced GMDB May 2006 Contract with Second Earnings Protection GMDB
Additional M&E Charge	0.30%
Total	1.80%
May 2003 Contract with Traditional PRIME Benefit and Second Enhanced GMDB
Additional M&E Charge	0.15%
Total	1.95%
May 2003 Contract with Traditional PRIME Benefit and Second Earnings Protection GMDB
Additional M&E Charge	0.20%
Total	2.00%
May 2003 Contract with Enhanced PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.70%
Total	2.20%
May 2003 Contract with Enhanced PRIME Benefit and Second Enhanced GMDB
Additional M&E Charge	0.60%
Total	2.40%
May 2003 Contract with Enhanced PRIME Benefit and Second Earnings Protection GMDB
Additional M&E Charge	0.65%
Total	2.45%

May 2006 Contract with PRIME Plus Benefit and…	Additional M&E Charge(8) (as a percentage of each Investment Options’ net asset value)		Total Separate Account Annual Expenses(7) (as a percentage of each Investment Options’ net asset value)
	Maximum(9)	Current	Maximum(9)	Current
Traditional GMDB	1.15%	0.70%	2.65%	2.20%
Second Enhanced GMDB	1.05%	0.60%	2.85%	2.40%
Second Earnings Protection GMDB	1.10%	0.65%	2.90%	2.45%
(7)
The Contract allows Partial Annuitization. After a Partial Annuitization, the Separate Account annual expenses listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the Separate Account annual expenses for Original Contracts is 1.40% of the net asset value in the Annuity Phase, or 1.50% for May 2003 Contracts and May 2006 Contracts. If you select fixed Annuity Payments or GMIB Payments we do not assess the Separate Account annual expenses during the Annuity Phase. See section 7, Expenses – Separate Account Annual Expenses.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

(8)
We assess the additional M&E charge for the PRIME Plus Benefit during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in section 7, Expenses – Separate Account Annual Expenses.

(9)	This is the maximum charge we could impose on a Contract with the PRIME Plus Benefit, or if you reset the 7% AIA.
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2019, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(10) (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.64%	1.11%
(10)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55%. If these fees are deducted from Investment Option assets, they are reflected in the above table.

EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals.
We deduct the $40 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Business Day is each day the New York Stock Exchange is open for trading and it ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits, which is the May 2006 Contract with the PRIME Plus Benefit and Second Earnings Protection GMDB (7% declining withdrawal charge, and a 2.90% total Separate Account annual expense, which includes the 1.80% Separate Account annual expense for a May 2006 Contract with the Earnings Protection GMDB, and a maximum additional M&E charge of 1.10% for the PRIME Plus Benefit).
1)  If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.11% (maximum Investment Option operating expense)	$1,143	$1,841	$2,555	$4,614
0.64% (minimum Investment Option operating expense)	$1,097	$1,705	$2,336	$4,209
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.11% (maximum Investment Option operating expense)	N/A	$1,341	$2,255	$4,614
0.64% (minimum Investment Option operating expense)	N/A	$1,205	$2,036	$4,209
3)  If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.11% (maximum Investment Option operating expense)	$443	$1,341	$2,255	$4,614
0.64% (minimum Investment Option operating expense)	$397	$1,205	$2,036	$4,209
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See Appendix A for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2019. See the SAI Appendix B for condensed financial information regarding the December 31, 2019 AUVs for other charges.

1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Choices available through the Contract. The Investment Choices are the Investment Options and the general account investment option, which is the DCA Fixed Option discussed in section 3. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Choices’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Choices you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Choices until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Traditional Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. Traditional Annuity Payments are available to all Contracts. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) based on the PB Value beginning seven Contract Years after the benefit was added to your Contract, or seven Contract Years after the date of any 7% AIA reset as discussed in section 11.b, Guaranteed Minimum Income Benefit (GMIB). If you select fixed Traditional Annuity Payments or GMIB Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
WHEN THE CONTRACT ENDS
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

STATE SPECIFIC CONTRACT RESTRICTIONS
Your Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this prospectus. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. Use care when designating Owner(s) and Annuitant(s), and consult your Financial Professional if you have questions.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    We pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the Guaranteed Partial Withdrawal Benefit (GPWB) ends and the Guaranteed Minimum Income Benefit (GMIB) is no longer available.
•    The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
-Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
-Under the Original Enhanced GMDB the guaranteed death benefit value is the greater of a 5% annual increase on total Purchase Payments adjusted for withdrawals (5% Annnual Increase Amount, or 5% AIA), or the Maximum Anniversary Value (MAV).
-Under the Second Enhanced GMDB the guaranteed death benefit value is the greater of a 3% annual increase on total Purchase Payments adjusted for withdrawals (3% Annnual Increase Amount, or 3% AIA), or the MAV.
-Under the Earnings Protection GMDBs the guaranteed death benefit value is the greater of a) total Purchase Payments adjusted for withdrawals (Total Payments), or the b) Contract Value Plus or CV Plus. Under the Original Earnings Protection GMDB CV Plus is Contract Value plus a percentage of the lesser of Contract Value or total Purchase Payments. Under the Seond Earnings Protection GMDB CV Plus is Contract Value plus a percentage of the greater of earnings, or three times Purchase Payments received in the first two Contract Years.
•    If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
-we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
-the surviving spouse becomes the new Owner, and
-the Accumulation Phase continues.

•    The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•    If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

BENEFICIARY
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.

PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey.

The additional Purchase Payment requirements for this Contracts are as follows.
•	If you do not have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•
If you have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase before GPWB Payments begin. However, you cannot make additional Purchase Payments on or after the date GPWB Payments begin.

•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, we do not allow additional
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Purchase Payments on or after the Income Date). If mandated under applicable law, we may be required to reject a Purchase Payment.
ALLOCATION OF PURCHASE PAYMENTS
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.

You must allocate your money to the Investment Choices in whole percentages. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Choices do not change your future allocation instructions.

You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is not available unless your Contract was issued in Connecticut, Florida, or New Jersey. AIP is also not available if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin GPWB Payments, AIP ends on the date payments begin.
•	If you begin Annuity Payments, AIP ends on the last Business Day before the Income Date.
We reserve the right to discontinue or modify AIP at any time and for any reason.
DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value monthly or quarterly from an Investment Option you select to other Investment Options (Standard DCA Option). For Contracts issued in Connecticut, Florida, or New Jersey, if you make an additional Purchase Payment you can instead select to participate in the DCA Fixed Option. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in the DCA program by completing our DCA form. You can participate in this program for at least six months, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program the Standard DCA Option, you must allocate at least $1,500 to the source Investment Option from which we will make DCA transfers. If you choose to participate in the DCA Fixed Option, you must make an additional Purchase Payment of at least $1,500 and allocate it to the DCA Fixed Option. Amounts you allocate to the DCA Fixed Option receive a fixed interest rate guaranteed by us. Each month while the program is in
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

effect, we transfer Contract Value applied to the DCA program from the source Investment Option or DCA Fixed Option to your selected target Investment Options according to your allocation instructions.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the number of requested transfers has been made;
•	you do not have enough Contract Value in the source Investment Option or DCA Fixed Option to make the transfer (if less money is available, that amount is transferred and the program ends);
•	you request to end the program (your request must be received at our Service Center before 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month); or
•	your Contract ends.

4.	VALUING YOUR CONTRACT

Your Contract Value increases and decreases based on Purchase Payments, transfers, withdrawals, deduction of fees and charges, and your selected Investment Choices’ performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
COMPUTING CONTRACT VALUE
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce the Contract Value by the percentage of PB Value applied to the GMIB Payments.

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of May 1, 2020, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the funds underlying the Investment Options, and the interest rates we offer on the FPAs. If these market conditions continue, and depending on your individual circumstances (e.g., your selected Investment Choices, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, interest rates on the FPAs, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us
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more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.

	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Fusion Dynamic Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

BLACKROCK
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to
provide a market rate of return for a fixed
income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less
expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.

Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

PIMCO
Pacific Investment Management Company LLC	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmark
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers between Investment Options, subject to the following restrictions. Currently there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•
The minimum transfer is $1,000 (or $500 for Contracts issued in New Jersey), or the entire amount in the Investment Option, if less. We waive this requirement under the dollar cost averaging or flexible rebalancing programs.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal, which means a withdrawal charge, ordinary income taxes, and a 10% additional federal tax if you are under age 59 1∕2 may apply. In addition, this withdrawal may reduce the guaranteed death benefit value, the guaranteed value used to calculate GMIB Payments under the Traditional GMIB and Enhanced GMIB for Original Contracts, and AIA and MAV used to calculate PB Value available under the PRIME Benefits for the May 2003 Contracts and May 2006 Contracts by more than the amount withdrawn. If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Your investment adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any financial adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life is not an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
The DCA Fixed Option is currently the only available general account investment choice during the Accumulation Phase. Any additional Purchase Payments you apply to the DCA Fixed Option, and Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
SEPARATE ACCOUNT ANNUAL EXPENSES
We calculate and accrue the mortality and expense risk (M&E) charge and the administrative charge (together they are called the Separate Account annual expenses) at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Separate Account Annual Expenses(1) (as a percentage of each Investment Options’ net asset value)
Original Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.25%
Administrative Charge	0.15%
Total	1.40%
Original Contract with Original Earnings Protection GMDB
Additional M&E Charge	0.20%
Total	1.60%
Original Contract with Original Enhanced GMDB Original Contract with Enhanced GMIB and Traditional GMDB
Additional M&E Charge	0.30%
Total	1.70%
Original Contract with Enhanced GMIB and Original Enhanced GMDB Original Contract with Enhanced GMIB and Original Earnings Protection GMDB
Additional M&E Charge	0.50%
Total	1.90%

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Separate Account Annual Expenses(1) (as a percentage of each Investment Options’ net asset value)
May 2003 Contract without optional benefits May 2006 Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.35%
Administrative Charge	0.15%
Total	1.50%
May 2003 Contract with Traditional PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.20%
Total	1.70%
May 2003 Contract with Second Enhanced GMDB May 2003 Contract with Second Earnings Protection GMDB May 2006 Contract with Second Enhanced GMDB May 2006 Contract with Second Earnings Protection GMDB
Additional M&E Charge	0.30%
Total	1.80%
May 2003 Contract with Traditional PRIME Benefit and Second Enhanced GMDB
Additional M&E Charge	0.15%
Total	1.95%
May 2003 Contract with Traditional PRIME Benefit and Second Earnings Protection GMDB
Additional M&E Charge	0.20%
Total	2.00%
May 2003 Contract with Enhanced PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.70%
Total	2.20%
May 2003 Contract with Enhanced PRIME Benefit and Second Enhanced GMDB
Additional M&E Charge	0.60%
Total	2.40%
May 2003 Contract with Enhanced PRIME Benefit and Second Earnings Protection GMDB
Additional M&E Charge	0.65%
Total	2.45%

May 2006 Contract with PRIME Plus Benefit and…	Additional M&E Charge (as a percentage of each Investment Options’ net asset value)		Total Separate Account Annual Expenses(1) (as a percentage of each Investment Options’ net asset value)
	Maximum	Current(2)	Maximum	Current(2)
Traditional GMDB	1.15%	0.70%	2.65%	2.20%
Second Enhanced GMDB	1.05%	0.60%	2.85%	2.40%
Second Earnings Protection GMDB	1.10%	0.65%	2.90%	2.45%
(1)
Upon the death of the Owner, we continue to assess a Separate Account annual expense of either 1.40% for Original Contracts (a M&E charge of 1.25% and an administrative charge of 0.15%), or 1.50% for May 2003 Contracts and May 2006 Contracts (a M&E charge of 1.35% and an administrative charge of 0.15%) when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

(2)	We may increase additional M&E charge if you reset the 7% AIA.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

If you select variable Traditional Annuity Payments during the Annuity Phase the Separate Account annual expense is 1.40% for Original Contracts (a M&E charge of 1.25% and an administrative charge of 0.15%), or 1.50% for May 2003 Contracts and May 2006 Contracts (a M&E charge of 1.35% and an administrative charge of 0.15%). The Separate Account annual expenses reduce the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one Separate Account annual expense while another part is in the Annuity Phase with a different Separate Account annual expense. For example, if you have a May 2006 Contract with the Second Enhanced GMDB and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.80% Separate Account annual expense and we reduce your annuity unit value for the 1.50% Separate Account annual expense. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit. The administrative charge, together with the contract maintenance charge (which is explained next), compensates us for all the expenses associated with the administration and maintenance of the Contracts.
CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase if the total Contract Value for all AlteritySM Contracts is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned AlteritySM Contracts by using the Owner’s social security number, and for non-individually owned Alterity SM Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
WITHDRAWAL CHARGE
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the withdrawal charge, transfer fee, or contract maintenance charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, including the withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: GPWB Payments and Excess Withdrawals under the PRIME Plus Benefit that do not exceed the annual GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.
First, we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments that we have had for six or more complete Contract Years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

2.
Then, if this is a partial withdrawal, we withdraw from the partial withdrawal privilege (see section 8, Access to Your Money – Partial Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each payments by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally, we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount
	Original Contract	May 2003 Contract and May 2006 Contract
0	7%	7%
1	6%	6%
2	5%	5%
3	4%	4%
4	3%	3%
5	0%	2%
6 Contract Years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Choices. If a partial withdrawal occurs on a day that we also assess the contract maintenance charge, we assess this charge after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract
Example: You purchased a May 2006 Contract with an initial Purchase Payment of $10,000 and made another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)
Amounts available under the partial withdrawal privilege. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This is the third Contract Year and you did not take any other withdrawals, so you can withdraw up to 36% of your total Purchase Payments (or $36,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:

$10,000	x	0.050	=	$500
Next we determine how much we need to deduct from the second Purchase Payment. So far you received $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:
$6,000	x	0.060	=	$360
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid a withdrawal charge of $860.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
•	-	-	-	We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract expenses. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
prior penalty-free withdrawals
deductions of Contract expenses, and/or
poor performance.
This also means that upon a full withdrawal you may not receive any money.
•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes, in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value or PB Value you annuitize.

COMMUTATION FEE AND WITHDRAWAL CHARGE FOR LIQUIDATIONS DURING THE ANNUITY PHASE
For Original Contracts and May 2003 Contracts issued before April 29, 2005, liquidations are only available if you take variable Traditional Annuity Payments under Annuity Option 2, 4, or 6. For all Contracts issued in Oregon, liquidations are available if you take variable Traditional Annuity Payments under Annuity Options 2 or 4. Please refer to your Contract to verify if liquidations are available to you.

You can take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends if you meet the requirements described in Appendix B. Under Annuity Options 2 and 4 a commutation fee applies to all liquidations. Under Annuity Option 6 a withdrawal charge applies if any part of the liquidation comes from a Purchase Payment that is still within the withdrawal charge period. We assess the commutation fee and withdrawal charge against the amount liquidated as follows.
Liquidations under Annity Option 2 and 4
Number of Complete Years Since Income Date	Commutation Fee Amount
0	5%
1	4%
2	3%
3	2%
4 years or more	1%

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Liquidations under Annity Option 6
Number of Complete Contract Years Since Purchase Payment	Withdrawal Charge Amount(1)
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%
We subtract the commutation fee or withdrawal charge from the amount you requested and send you the remaining amount.
We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.
TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, or flexible rebalancing transfers. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Choices, we deduct this fee proportionately from the Investment Choices from which the transfer is made. If you transfer the total amount in an Investment Choice, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking GPWB Payments (if you have the PRIME Plus Benefit);
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•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to GPWB Payments, systematic withdrawals, or required minimum distributions.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Choice unless you provide us with alternate instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
•	Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.

PARTIAL WITHDRAWAL PRIVILEGE
Each Contract Year you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the partial withdrawal privilege). Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your partial withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your partial withdrawal privilege.
The partial withdrawal privilege is not available upon a full withdrawal or while you are receiving GPWB Payments.

SYSTEMATIC WITHDRAWAL PROGRAM
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually, or annually. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $100. However, there is no maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
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•	During the withdrawal charge period, systematic withdrawals in excess of the partial withdrawal privilege are subject to a withdrawal charge.
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.
•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments or GPWB Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the partial withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
•	The minimum distribution program is not available while you are receiving systematic withdrawals or GPWB Payments.
•
If you selected the PRIME Plus Benefit the GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
The waiver of withdrawal charge benefits are not available to Contracts issued in Connecticut, Maryland, Missouri, New Hampshire, Pennsylvania, Washington, and West Virginia.

After the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
•	confined* to a nursing home or hospital for a period of at least 90 consecutive days;
•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance); or
•	totally disabled for a period of at least 90 consecutive days.
*	For Contracts issued in Massachusetts, this also covers confinement to a hospice or home health agency.
This waiver is not available if any Owner was confined to a nursing home or hospital on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts.
Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.
We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.
SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.
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*	Including GPWB Payments.
We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Traditional Annuity Payments). If you selected the PRIME Plus Benefit you can also apply your PB Value to fixed annuity payments (GMIB Payments) as discussed in section 11. The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select. If the Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select. If the last Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Traditional Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Option 6. Specified Period Certain Annuity. We make Annuity Payments for a specified period of time you select, which must be a whole number of years from ten to 30.
•	Annuity Option 6 is generally only available as a 10 to 30-year period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments for 5 to 30 years.
•	For Owners younger than age 59½, Annuity Payments under Annuity Option 6 may be subject to a 10% additional federal tax.

Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim we will pay the amount applied to the
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selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Options 2 or 6, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
•	If you do not choose an Annuity Option before the Income Date, we make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
•
For Contracts issued in Oregon selecting variable Traditional Annuity Payments under Annuity Option 2 or 4: You may be able to take withdrawals (“liquidations”) during the Annuity Phase as described in Appendix B.

CALCULATING YOUR TRADITIONAL ANNUITY PAYMENTS
We base Traditional Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant, where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.
We guarantee the dollar amount of fixed Traditional Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
VARIABLE OR FIXED TRADITIONAL ANNUITY PAYMENTS
You can request Traditional Annuity Payments under Annuity Options 1-6 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Traditional Annuity Payment stream to variable, but you can transfer from a variable Traditional Annuity Payment stream and establish a new fixed Traditional Annuity Payment stream.
We base fixed Traditional Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Traditional Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Traditional Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Traditional
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Annuity Payments on the allocation instructions that are in effect on the Income Date. Currently, we require your initial Traditional Annuity Payment to be $100 or more.
The 7% AIR is not available in all states. For more information, please refer to your Contract.

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If you selected the PRIME Plus Benefit, your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the later of the rider effective date, or the date of any 7% AIA reset (and certain other conditions must also be met as discussed in section 11).
If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. GMIB Partial Annuitizations are only available before GPWB Payments begin, and the PB Value must be greater than the Contract Value. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Traditional Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, and any of your Contract’s guaranteed values (such as the PB Value under the PRIME Plus Benefit, or the guaranteed death benefit value under your selected death benefit).
•
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce each Purchase Payment, the Contract Value, and the guaranteed death benefit value by the percentage of PB Value applied to the GMIB Payments.

•
A Partial Annuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual. The Contract provided the Traditional GMDB. When you purchased this Contract, you could instead have selected an Enhanced GMDB, or Earnings Protection GMDB.
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
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Each Beneficiary’s portion of the death benefit remains in the Investment Choices based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Upon your death, your Beneficiary(s) will receive the death benefit. The death benefit is the greater of the Contract Value, or the guaranteed death benefit value.
If you selected the Traditional GMDB, the guaranteed death benefit value is total Purchase Payments received reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
Original Contracts offered the Original Enhanced GMDB and Original Earnings Protection GMDB, which are discussed in Appendix F. May 2003 Contracts and May 2006 Contracts offered the Second Enhanced GMDB and Second Earnings Protection GMDB.
If you have a May 2003 Contract or May 2006 Contracts and selected the Second Enhanced GMDB, the guaranteed death benefit value is the greater of:
•	the 3% Annual Increase Amount (3% AIA), or
•	the Maximum Anniversary Value (MAV).
If you have a May 2003 Contract or May 2006 Contracts and selected the Second Earnings Protection GMDB, the guaranteed death benefit value is the greater of:
•	total Purchase Payments adjusted for withdrawals (Total Payments), or
•	Contract Value Plus (CV Plus).
For a sole Beneficiary, we determine the guaranteed death benefit value at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of guaranteed death benefit value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, and Partial Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the guaranteed death benefit value by more than the amount withdrawn or annuitized.

3% Annual Increase Amount (3% AIA)
The 3% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 3% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. However, we limit this increase to 1.5 times your total Purchase Payments received reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section). On and after the end date, we no longer apply the 3% increase.
Maximum Anniversary Value (MAV)
The MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this
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Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 3% AIA and MAV
The end date occurs on the earliest of:
•	the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual),
•	the date GPWB Payments begin, or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
GMDB Adjusted Partial Withdrawal Formula for the Traditional GMDB and Second Enhanced GMDB
At the end of each Business Day, withdrawals reduce the guaranteed death benefit value by the percentage of:
•	Contract Value withdrawn (including GPWB Payments, Excess Withdrawals, and any withdrawal charge) or applied to a traditional Partial Annuitization, or
•	PB Value applied to a GMIB Partial Annuitization.
Total Payments
Total Purchase Payments received less adjusted partial withdrawals
For withdrawals and traditional Partial Annuitizations, an adjusted partial withdrawal is equal to: ………..…………...		PW x DB
CV
For GMIB Partial Annuitizations, an adjusted partial withdrawal is equal to: ……….…………………………………….		GMIBPA x DB
PA
PW	=	The amount of any Contract Value withdrawn (including GPWB Payments, Excess Withdrawals, and any withdrawal charge) or applied to a traditional Partial Annuitization.
GMIBPA	=	The amount of any PB Value applied to a GMIB Partial Annuitization.
DB	=	The greater of: (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
CV	=	The Contract Value on the date of (but before) the partial withdrawal.
PA	=	The PB Value on the date of (but before) the partial withdrawal.
Contract Value Plus (CV Plus)
Before exercise of the GPWB, CV Plus is equal to the Contract Value,
Plus
•	If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
•	If you were age 70 or older on the Issue Date, 30% of the lesser of (a) or (b), where:
	(a)	Is the Contract Value determined as of the end of the Business Day during which we receive a Valid Claim, minus total Purchase Payments received.
	(b)	Is three times the total Purchase Payments received in the first two Contract Years.

FOR CONTRACTS WITH A PRIME BENEFIT: If you take GPWB Payments, the guaranteed death benefit value no longer increases and it reduces with each GPWB Payment and Excess Withdrawal. Your Contract Value also decreases with each GPWB Payment and Excess Withdrawal, which reduces the likelihood of locking in investment gains to the MAV and CV Plus. Also, the additional M&E charge associated with the Enhanced GMDB or Earnings Protection GMDB continues until the death benefit ends.

Please see Appendix E for examples of calculations of the death benefit.
WHEN THE DEATH BENEFIT ENDS
The death benefit end upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the guaranteed death benefit value and Contract Value are both zero.
•	When the Contract ends.
DEATH OF THE OWNER AND/OR ANNUITANT
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
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DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. With respect to the Earnings Protection GMDBs, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional GMDB applies; the AIA or MAV if the Enhanced GMDBs apply, or Total Payments or CV Plus if the Earnings Protection GMDBs apply. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a Separate Account annual expense of either 1.40% for Original Contracts, or 1.50% for May 2003 Contracts and May 2006 Contracts. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as traditional Annuity Payments under an Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Traditional Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a Separate Account annual expense of either 1.40% for Original Contracts, or 1.50% for May 2003 Contracts and May 2006 Contracts. Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

11.	PROTECTED RETIREMENT INCOME MADE EASY (PRIME) PLUS BENEFIT

PRIME Plus Benefit was available from May 1, 2006 through June 30, 2010. PRIME Plus Benefit has an additional M&E charge that we assess during the Accumulation Phase as discussed in the Fee Tables and section 7, Expenses – Separate Account Annual Expenses.
We designed PRIME Plus Benefit for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least seven years before taking income. PRIME Plus Benefit includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream.
REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT
You can remove PRIME Plus Benefit from your Contract before GMIB Payments or GPWB Payments begin by completing the appropriate form. We process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider removal date is that Contract Anniversary. Your request is in Good Order if we receive this form no earlier than 30 days before the Contract Anniversary and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. If we receive your request outside this time period, we ask to you resubmit it for the next Contract Anniversary. If you remove PRIME Plus Benefit from your Contract, we no longer assess the additional M&E charge for this benefit as of the rider termination date. Because the total Separate Account annual expense changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove PRIME Plus Benefit from your Contract after you exercise GPWB or GMIB, you can end GPWB by:
•	taking an Excess Withdrawal of the total Contract Value, or
•	requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME PLUS BENEFIT OVERVIEW
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase. You can select either a 5% payment option that provides the potential for payment increases (or “step ups”), or a 10% payment option where payments are fixed. We base your initial GPWB Payment on the payment option you select and the PB Value. The GPWB Maximum is the amount you are entitled to receive each year, but you can choose to take less.
On the date GPWB Payments begin if you select the 5% payment option the PB Value is the greatest of:
•
A 7% annual increase on Purchase Payments received in the first five rider years adjusted for withdrawals (7% Annual Increase Amount or 7% AIA). Each Contract Anniversary before the older Owner’s 80th birthday you can reset 7% AIA to equal the Contact Value, if greater. The 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years (the AIA Cap).

•	The Maximum Anniversary Value (MAV).
•	The Contract Value as of the prior Contract Anniversary.
If instead you select the 10% payment option, the PB Value is the greater of the MAV, or Contract Value as of the prior Contract Anniversary.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate. You can take GMIB Payments under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

On the date GMIB Payments begin if the MAV is greater than the 7% AIA, the PB Value is the MAV.
If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower MAV, could result in a higher GMIB Payment. In this instance, you can compare GMIB Payments available with both the 7% AIA and MAV, and choose the Annuity Option that you feel is most appropriate.
PB VALUE
We base GPWB Payments and/or GMIB Payments on the PB Value.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the PB Value includes the 7% AIA and MAV.
If you request GPWB Payments, on the date payments begin the PB Value is as follows.
5% payment option the PB Value is the greater of….	10% payment option the PB Value is the greater of….
• 7% AIA determined at the end of the prior Business Day, • the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.	• the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.

We compute the the Contract Value on the prior Contract Anniversary as follows:
•  Contract Value determined at the end of the last Business Day before the prior Contract Anniversary,
•  less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
•  reduced proportionately by the percentage of MAV or 7% AIA applied to any GMIB Partial Annuitization taken since that date.

After the date GPWB Payments begin:
•	We no longer calculate the 7% AIA or the MAV.
•
The PB Value only increases if you select the 5% payment option and receive a payment step up. On the Contract Anniversary that you receive a step up, we compare the PB Value to the Contract Value using the values determined at the end of the prior Business Day and increase the PB Value to equal this Contract Value if greater.

•	The PB Value decreases on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) in a Contract Year that do not exceed the annual GPWB Maximum.
•
The PB Value decreases proportionately by the percentage of Contract Value withdrawn, including any withdrawal charge, for each withdrawal (GPWB Payment and Excess Withdrawal) in a Contract Year that exceeds the annual GPWB Maximum.

If you request GMIB Payments, on the Income Date that payments begin if the MAV is greater than the 7% AIA (using the values determined at the end of the prior Business Day), the PB Value is the MAV. If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Option 2, or 4. If you take a GMIB Partial Annuitization, we continue to calculate the 7% AIA and MAV but they will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the 7% AIA or the MAV on or after the Income Date.
•
GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the GMIB.

•	Please see Appendix C for examples of the calculations of the PB Value.

7% ANNUAL INCREASE AMOUNT (7% AIA)
While the PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

If the rider effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On the first five Contract Anniversaries that occur after the rider effective date (or the reset anniversary) and before the end date, we increase the 7% AIA determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) by 7%.
On the sixth and later Contract Anniversaries that occur after rider effective date (or the reset anniversary) and before the end date, we set the 7% AIA equal to the sum of a) plus b) where:
a)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)	is the difference of i) minus ii) with the result increased by 7% where:
i)	is the 7% AIA determined at the end of the prior Business Day, and
ii)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
On and after the end date, we no longer apply the 7% increase, or set the 7% equal to the sum of a) plus b). The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
AIA Cap
The 7% AIA cannot be greater than the AIA Cap. If the rider effective date was the Issue Date, the AIA cap was initially equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was initially equal to two times the Contract Value at the end of the prior Business Day.
At the end of each Business Day before the fifth Contract Anniversary, we adjust the AIA Cap as follows.
•	We increase it by two times any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	We reduce it proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization.
Beginning on the fifth Contract Anniversary, the 7% AIA cap no longer increases unless you reset the 7% AIA, but it does decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.
7% AIA Resets
On each Contract Anniversary before the end date, you can reset the 7% AIA to equal the Contract Value if the Contract Value is greater using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses). However, resets are not available after the end date, or after you take a GMIB Partial Annuitization. If you reset the 7% AIA, you must wait until the seventh Contract Anniversary after the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in Good Order, we process it as of the prior Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day). If you reset the 7% AIA, on the reset anniversary we change the additional M&E charge for PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables, and in section 7, Expenses – Separate Account Annual Expenses. If we change the M&E charge, we change the number of accumulation units so that the Contract Value on the reset anniversary remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

MAXIMUM ANNIVERSARY VALUE (MAV)
While the PRIME Plus Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the rider effective date was the Issue Date, the MAV was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the MAV on the rider effective date was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	MAV, we reduce it by the dollar amount applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains. The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
USING PRIME PLUS BENEFIT
GPWB Payments and GMIB Payments can begin on or after the seventh Contract Anniversary that occurs after the later of the rider effective date, or the reset anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. You must select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it.
You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value.
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary (e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). You can receive payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
If you take GPWB Payments:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	We no longer calculate the 7% AIA or the MAV.
•	You cannot take new Partial Annuitizations.
•	For Contracts issued in Connecticut, Florida, or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.
•	Any active automatic investment plan, systematic withdrawal and/or minimum distribution programs end.
•	The partial withdrawal privilege is not available.
•	The additional M&E charge for PRIME Plus Benefit continues until the GPWB ends.
•	If you have Enhanced GMDB or Earnings Protection GMDB, its additional M&E charge continues until the benefit ends.
•	If you take a Full Annuitization, GPWB Payments stop and the GPWB ends
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•
The Contract Value continues to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the Separate Account annual expenses.

•	The PB Value no longer increases if you select the 10% payment option. It can only increase if you select the 5% payment option and receive a step up.
•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) reduces the PB Value as follows:
–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum reduce the PB Value on a dollar for dollar basis, and
–	withdrawals taken during the Contract Year that exceed the GPWB Maximum reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
•
Withdrawals (GPWB Payments and/or Excess Withdrawals) taken during the Contract Year that do not exceed the GPWB Maximum do not reduce the Withdrawal Charge Basis. However, withdrawals that exceed the GPWB Maximum may be subject to a withdrawal charge and reduce the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

•	Withdrawing more than the GPWB Maximum in a Contract Year may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.
•
The guaranteed death benefit value no longer increases, and each GPWB Payment and Excess Withdrawal (including any withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.

If you take GMIB Payments under a Full Annuitization:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	If you were taking GPWB Payments, they stop and the GPWB ends.
•	The Accumulation Phase ends and the Annuity Phase begins.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

•	You death benefit ends.
If you take GMIB Payments under a Partial Annuitization:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	7% AIA resets are no longer available.
•	GPWB continues to be available to you.
•	The Annuity Phase begins and the Accumulation Phase continues.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

•
For Contracts issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in section 3.

•	The Contract Value continues to fluctuate as a result of Investment Choice performance.
•
The Partial Annuitization reduces each Purchase Payment and Contract Value by the percentage of PB Value you apply to GMIB Payments. It also reduces the guaranteed death benefit value as discussed in section 10. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

CALCULATING GPWB PAYMENTS
The payment option you select determines the GPWB Maximum, the PB Value and whether or not you receive an automatic payment increase or step up. The GPWB Maximum is the amount you are entitled to receive each Contract Year. The GPWB Maximum is 5% of the PB Value if you select the 5% payment option, and it is 10% of the PB Value if
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

you select the 10% payment option. The initial GPWB Maximum must be at least $100. If your initial GPWB Maximum is less than $100, the benefit ends and you will have paid for the benefit without receiving the advantages of the GPWB. For example, assuming the 5% payment option, if you take withdrawals that reduce PB Value to less than $2,000, this would result in an initial GPWB Maximum of less than $100.You can change your GPWB Payment frequency once each Contract Year. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The GWPB Maximum is the amount you are entitled to, but you can choose to take less. The annual actual GPWB Payment is the total amount you choose to receive each year. Any part of the GPWB Maximum that you do not withdraw in a given Contract year is not added the GPWB Maximum available next year. Each GPWB Payment you receive is equal to the annual actual GPWB Payment divided by the number of payments you chose to receive during the Contract Year until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value. Each GPWB Payments must be either zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the GPWB Maximum, you can change your payment amount once each Contract Year by providing notice to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change.
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in section 5, Investment Options – Transfers Between Investment Options.
Once GPWB Payments have begun, if your Contract Value reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the GPWB Maximum each Contract Year and take no Excess Withdrawals, we would pay the PB Value to you:
•	within ten years if you elect the 10% payment option, or
•	within 20 years if you elect the 5% payment option (assuming no step ups).
If there is Contract Value remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
Excess Withdrawals
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. If your annual actual GPWB Payment is less than the GPWB Maximum, you can withdraw the difference as an Excess Withdrawal and that amount is not subject to a withdrawal charge, and does not reduce the Withdrawal Charge Basis. However, if you request an Excess Withdrawal and the amount you request plus your annual actual GPWB Payment exceeds the GPWB Maximum, the amount that exceeds the GPWB Maximum is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis.
Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments. If you request an Excess Withdrawal you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.
STEP UPS UNDER THE 5% PAYMENT OPTION
Step ups increase the total amount available to you under GPWB, and can lengthen the time over which you receive GPWB Payments.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

If you select the 5% payment option we may change your GPWB Maximum on every third Contract Anniversary before age 91. On each of these third anniversaries, we compare the PB Value to the Contract Value using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the PB Value to equal this Contract Value if it is greater. Step ups continue to happen automatically during this time until the PB Value is zero.
If we step up the PB Value, we also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix D – GPWB Payments. Appendix D also contains examples showing the effect of an Excess Withdrawal on GPWB Payments.
If you are taking less than the GPWB Maximum and receive a step up, we do not automatically increase your actual GPWB Payment. However, you can increase next year’s actual GPWB Payment by submitting a written request to our Service Center at least 30 days before a Contract Anniversary.
Step ups are not available under the 10% payment option. Step ups are also not available once the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Contract is owned by a non-individual), or on or after the Business Day your Contract Value reduces to zero.

TAXATION OF GPWB PAYMENTS
We treat GPWB Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of GPWB Payments.
WHEN GPWB ENDS
GPWB ends upon the earliest of the following.
•	The Business Day we process your request to remove the PRIME Plus Benefit from your Contract (the rider termination date).
•	The Business Day you take an Excess Withdrawal of the total Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
WHEN GMIB ENDS
If you have not exercised GMIB, it ends upon the earliest of the following.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When PRIME Plus Benefit ends.
•	When the Contract ends.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an IRA.
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own.
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•
When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

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If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	GPWB Payments are taxed as partial withdrawals.
•
If you take out earnings before age 59  ½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF GPWB PAYMENTS
We treat GPWB Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total GPWB Payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin GPWB Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
TAXATION OF GMIB PAYMENTS
We treat GMIB Payments as Annuity Payments for tax purposes and they are not generally subject to the 10% additional federal tax.
For GMIB Payments from a Non-Qualified Contract, you receive the benefit of the exclusion ratio, and we treat each GMIB Payment partly as taxable earnings and partly as non-taxable return of Purchase Payments. However, the full amount of each GMIB Payment is subject to tax as ordinary income once we have paid out all of your Purchase Payments under a Full Annuitization, or all of your Purchase Payments attributable to a Partial Annuitization. For more information on Partial Annuitizations, please see section 9. For Qualified Contracts, the entire GMIB Payment most likely is subject to tax as ordinary income.
TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities,
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

FINANCIAL STATEMENTS
The statutory financial statements of Allianz Life have been included or incorporated by reference in Part C of the Registration Statement. The statutory financial statements of the Separate Account have been included in the SAI.

14.	PRIVACY NOTICE

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•
From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.

•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•
As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.

•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, contact us via the secured website, or write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-09/2019)
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

15.	TABLE OF CONTENTS OF THE SAI

Allianz Life……………………………………………..……	2	Income Tax Withholding……………………………	8
Experts………………………………………………………	2	Multiple Contracts……………………………………	9
Auditor Update……………… …………………………	2	Partial 1035 Exchanges………………………….…	9
Legal Opinions……………………………………..………	3	Assignments, Pledges and Gratuitous Transfers....	9
Distributor……………………………………………………	3	Death Benefits………………………………………...	9
Administrative Service Fees …………………………	3	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)……………………………..	9
Federal Tax Status………………………………………..	4	Federal Estate Taxes………………………………...	10
Annuity Contracts in General…………………………	4	Generation-Skipping Transfer Tax………………….	10
Taxation of Annuity Contracts in General ...…….….	4	Foreign Tax Credits…………………………………..	10
Qualified Contracts..…………………………………..	4	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts…………………..…	6	Annuity Payments…………………………………........	10
Distributions Non-Qualified Contracts…………………	7	Annuity Payment Options……………………………	11
Required Distributions…………………………………	8	Annuity Units/Calculating Variable Traditional Annuity Payments…………………………………	12
Diversification…………………………………………..	8	Financial Statements………………………………….	13
Owner Control…………………………………………..	8	Appendix A – Death of the Owner and/or Annuitant	14
Contracts Owned by Non-Individuals………………..	8	Appendix B – Condensed Financial Information…	17
Annuity Purchases by Nonresident Aliens and Foreign Corporations………………………………	8	Appendix C – Allianz Life Variable Account B Financial Statements………………………………	42

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The statutory financial statements of Allianz Life Insurance Company of North America are included or incorporated by reference in Part C of the Registration Statement.
AUV information as of December 31, 2019 corresponding to the 1.40% Separate Account annual expense for the Original Contracts without optional benefits, and the 2.45% Separate Account annual expense for May 2006 Contract with PRIME Plus Benefit and Second Earnings Protection GMDB is listed in the tables below. You can find AUV information for other Separate Account annual expenses as of December 31, 2019 in Appendix B of the SAI, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C of the SAI.
Lowest and Highest Combination of Benefit Options	Separate Account Annual Expenses
Original Contract without optional benefits	1.40%
May 2006 Contract with PRIME Plus Benefit and Second Earnings Protection GMDB(1)	2.45%
(1)	The Separate Account annual expenses for the May 2003 Contract with the Enhanced PRIME Benefit and Second Earnings Protection GMDB are also 2.45%, therefore the AUV information is the same.
(Number of accumulation units in thousands)
Separate Account Annual Expenses 1.40%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2010	10.035	10.934	0	12/31/2010	10.014	10.798	41
12/31/2011	10.934	11.042	0	12/31/2011	10.798	10.791	56
12/31/2012	11.042	12.008	0	12/31/2012	10.791	11.612	36
12/31/2013	12.008	13.372	2	12/31/2013	11.612	12.796	47
12/31/2014	13.372	13.993	0	12/31/2014	12.796	13.250	45
12/31/2015	13.993	13.800	1	12/31/2015	13.250	12.931	44
12/31/2016	13.800	14.527	1	12/31/2016	12.931	13.470	77
12/31/2017	14.527	15.973	1	12/31/2017	13.470	14.657	88
12/31/2018	15.973	15.063	2	12/31/2018	14.657	13.676	74
12/31/2019	15.063	17.414	3	12/31/2019	13.676	15.646	82
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.868	0	12/31/2017	N/A	9.593	0
12/31/2018	9.868	9.843	0	12/31/2018	9.593	9.469	0
12/31/2019	9.843	10.046	0	12/31/2019	9.469	9.564	0
AZL DFA Multi-Strategy Fund
12/31/2010	10.067	11.259	0	12/31/2010	10.046	11.119	12
12/31/2011	11.259	11.104	3	12/31/2011	11.119	10.851	126
12/31/2012	11.104	12.408	1	12/31/2012	10.851	11.998	235
12/31/2013	12.408	14.814	7	12/31/2013	11.998	14.175	338
12/31/2014	14.814	15.561	4	12/31/2014	14.175	14.735	344
12/31/2015	15.561	15.242	3	12/31/2015	14.735	14.282	267
12/31/2016	15.242	16.432	3	12/31/2016	14.282	15.236	255
12/31/2017	16.432	18.260	2	12/31/2017	15.236	16.755	238
12/31/2018	18.260	16.941	2	12/31/2018	16.755	15.382	213
12/31/2019	16.941	19.475	4	12/31/2019	15.382	17.497	188
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Separate Account Annual Expenses 1.40%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2010	10.218	11.085	0	12/31/2010	10.197	10.948	14
12/31/2011	11.085	10.731	7	12/31/2011	10.948	10.487	82
12/31/2012	10.731	12.145	7	12/31/2012	10.487	11.745	87
12/31/2013	12.145	14.147	9	12/31/2013	11.745	13.537	161
12/31/2014	14.147	14.248	9	12/31/2014	13.537	13.492	182
12/31/2015	14.248	13.283	9	12/31/2015	13.492	12.446	141
12/31/2016	13.283	13.952	9	12/31/2016	12.446	12.937	119
12/31/2017	13.952	15.288	3	12/31/2017	12.937	14.028	103
12/31/2018	15.288	14.769	3	12/31/2018	14.028	13.410	106
12/31/2019	14.769	17.080	3	12/31/2019	13.410	15.345	93
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2016	N/A	10.205	24	12/31/2016	N/A	9.752	185
12/31/2017	10.205	10.493	23	12/31/2017	9.752	9.924	160
12/31/2018	10.493	10.217	21	12/31/2018	9.924	9.561	133
12/31/2019	10.217	11.111	19	12/31/2019	9.561	10.289	119
AZL Gateway Fund
12/31/2010	N/A	10.102	0	12/31/2010	N/A	10.031	0
12/31/2011	10.102	10.267	10	12/31/2011	10.031	10.088	10
12/31/2012	10.267	10.544	0	12/31/2012	10.088	10.252	18
12/31/2013	10.544	11.275	1	12/31/2013	10.252	10.848	32
12/31/2014	11.275	11.462	1	12/31/2014	10.848	10.912	46
12/31/2015	11.462	11.526	1	12/31/2015	10.912	10.859	69
12/31/2016	11.526	11.915	11	12/31/2016	10.859	11.108	44
12/31/2017	11.915	12.862	10	12/31/2017	11.108	11.866	33
12/31/2018	12.862	12.092	10	12/31/2018	11.866	11.039	35
12/31/2019	12.092	13.215	12	12/31/2019	11.039	11.937	25
AZL Government Money Market Fund
12/31/2010	11.106	10.952	129	12/31/2010	10.007	9.765	1001
12/31/2011	10.952	10.801	92	12/31/2011	9.765	9.530	940
12/31/2012	10.801	10.650	72	12/31/2012	9.530	9.298	860
12/31/2013	10.650	10.502	69	12/31/2013	9.298	9.073	764
12/31/2014	10.502	10.357	64	12/31/2014	9.073	8.854	634
12/31/2015	10.357	10.213	55	12/31/2015	8.854	8.640	550
12/31/2016	10.213	10.072	48	12/31/2016	8.640	8.432	605
12/31/2017	10.072	9.937	48	12/31/2017	8.432	8.233	326
12/31/2018	9.937	9.898	39	12/31/2018	8.233	8.114	274
12/31/2019	9.898	9.896	83	12/31/2019	8.114	8.027	319
AZL Moderate Index Strategy Fund
12/31/2010	11.662	12.850	6	12/31/2010	10.987	11.980	371
12/31/2011	12.850	12.395	9	12/31/2011	11.980	11.436	424
12/31/2012	12.395	13.678	7	12/31/2012	11.436	12.487	413
12/31/2013	13.678	16.814	14	12/31/2013	12.487	15.190	437
12/31/2014	16.814	17.990	9	12/31/2014	15.190	16.082	418
12/31/2015	17.990	17.302	7	12/31/2015	16.082	15.305	400
12/31/2016	17.302	18.581	2	12/31/2016	15.305	16.265	353
12/31/2017	18.581	20.761	2	12/31/2017	16.265	17.984	384
12/31/2018	20.761	19.411	1	12/31/2018	17.984	16.638	335
12/31/2019	19.411	22.841	4	12/31/2019	16.638	19.373	287
AZL MVP Balanced Index Strategy Fund
12/31/2015	N/A	12.227	0	12/31/2015	N/A	11.727	2
12/31/2016	12.227	12.854	0	12/31/2016	11.727	12.200	4
12/31/2017	12.854	14.121	3	12/31/2017	12.200	13.263	6
12/31/2018	14.121	13.305	3	12/31/2018	13.263	12.365	20
12/31/2019	13.305	15.340	5	12/31/2019	12.365	14.107	16
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Separate Account Annual Expenses 1.40%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Balanced Fund
12/31/2010	10.836	11.868	35	12/31/2010	10.317	11.181	643
12/31/2011	11.868	11.598	26	12/31/2011	11.181	10.813	615
12/31/2012	11.598	12.739	22	12/31/2012	10.813	11.752	570
12/31/2013	12.739	14.001	24	12/31/2013	11.752	12.781	567
12/31/2014	14.001	14.439	15	12/31/2014	12.781	13.044	493
12/31/2015	14.439	13.989	3	12/31/2015	13.044	12.505	441
12/31/2016	13.989	14.612	3	12/31/2016	12.505	12.925	369
12/31/2017	14.612	16.171	2	12/31/2017	12.925	14.156	341
12/31/2018	16.171	15.084	3	12/31/2018	14.156	13.065	316
12/31/2019	15.084	17.219	3	12/31/2019	13.065	14.759	257
AZL MVP Fusion Dynamic Conservative Fund
12/31/2010	10.154	11.111	2	12/31/2010	10.133	10.972	54
12/31/2011	11.111	11.027	14	12/31/2011	10.972	10.776	73
12/31/2012	11.027	12.098	14	12/31/2012	10.776	11.699	88
12/31/2013	12.098	12.880	19	12/31/2013	11.699	12.325	97
12/31/2014	12.880	13.311	37	12/31/2014	12.325	12.605	78
12/31/2015	13.311	13.025	33	12/31/2015	12.605	12.204	69
12/31/2016	13.025	13.527	21	12/31/2016	12.204	12.542	57
12/31/2017	13.527	14.581	17	12/31/2017	12.542	13.379	51
12/31/2018	14.581	13.838	13	12/31/2018	13.379	12.564	46
12/31/2019	13.838	15.493	17	12/31/2019	12.564	13.920	35
AZL MVP Fusion Dynamic Moderate Fund
12/31/2010	10.490	11.559	51	12/31/2010	9.987	10.890	1274
12/31/2011	11.559	11.075	56	12/31/2011	10.890	10.325	1241
12/31/2012	11.075	12.289	62	12/31/2012	10.325	11.337	1133
12/31/2013	12.289	13.956	57	12/31/2013	11.337	12.740	1095
12/31/2014	13.956	14.345	56	12/31/2014	12.740	12.959	970
12/31/2015	14.345	13.847	63	12/31/2015	12.959	12.378	909
12/31/2016	13.847	14.299	61	12/31/2016	12.378	12.649	777
12/31/2017	14.299	16.072	57	12/31/2017	12.649	14.069	668
12/31/2018	16.072	14.824	58	12/31/2018	14.069	12.840	590
12/31/2019	14.824	17.147	60	12/31/2019	12.840	14.697	514
AZL MVP Growth Index Strategy Fund
12/31/2015	N/A	13.398	1	12/31/2015	N/A	12.851	78
12/31/2016	13.398	14.110	12	12/31/2016	12.851	13.392	898
12/31/2017	14.110	16.136	12	12/31/2017	13.392	15.155	819
12/31/2018	16.136	14.884	17	12/31/2018	15.155	13.833	754
12/31/2019	14.884	17.689	17	12/31/2019	13.833	16.267	664
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.814	0	12/31/2011	N/A	9.745	0
12/31/2012	9.814	10.276	0	12/31/2012	9.745	10.097	3
12/31/2013	10.276	9.814	0	12/31/2013	10.097	9.542	4
12/31/2014	9.814	9.533	0	12/31/2014	9.542	9.172	3
12/31/2015	9.533	8.928	0	12/31/2015	9.172	8.500	3
12/31/2016	8.928	9.401	0	12/31/2016	8.500	8.857	10
12/31/2017	9.401	9.668	0	12/31/2017	8.857	9.014	3
12/31/2018	9.668	9.633	0	12/31/2018	9.014	8.887	7
12/31/2019	9.633	10.249	0	12/31/2019	8.887	9.356	3
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Separate Account Annual Expenses 1.40%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
12/31/2010	16.963	18.084	338	12/31/2010	15.284	16.125	662
12/31/2011	18.084	18.478	265	12/31/2011	16.125	16.304	629
12/31/2012	18.478	19.969	210	12/31/2012	16.304	17.435	633
12/31/2013	19.969	19.305	166	12/31/2013	17.435	16.679	577
12/31/2014	19.305	19.852	114	12/31/2014	16.679	16.972	480
12/31/2015	19.852	19.664	101	12/31/2015	16.972	16.636	439
12/31/2016	19.664	19.911	87	12/31/2016	16.636	16.669	404
12/31/2017	19.911	20.601	80	12/31/2017	16.669	17.067	351
12/31/2018	20.601	20.205	76	12/31/2018	17.067	16.563	285
12/31/2019	20.205	21.592	86	12/31/2019	16.563	17.515	253

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX B - LIQUIDATIONS UNDER ANNUITY OPTIONS 2, 4, AND 6

Please refer to your Contract to verify if liquidations are available to you.

For Original Contracts and May 2003 Contracts issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6 you may be able to take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends. For all Contracts issued in Oregon, liquidations are available if you take variable Traditional Annuity Payments under Annuity Options 2 or 4. For Annuity Options 2 and 4, we also require that at least one Annuitant be alive and we only allow one liquidation each Contract Year. The maximum amount you can liquidate under Annuity Options 2 and 4 is 75% of the total liquidation value calculated as the sum of the total liquidation value at the time of each partial liquidation. The minimum amount you can liquidate under Annuity Options 2 and 4 is the lesser of $500, or the remaining total liquidation value. Under Annuity Option 6, you can liquidate 100% of the total liquidation value with no required minimum. The total liquidation value is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. Liquidations are subject to a commutation fee or withdrawal charge as discussed in the Fee Tables and section 7, Expenses. We subtract the commutation fee or withdrawal charge from the amount you requested and send you the remaining amount. We pay liquidations within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion in section 8, Access to Your Money). After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee or withdrawal charge. Under Annuity Options 2 and 4, after the guaranteed period ends, we restore the number of annuity units used in calculating the monthly variable Traditional Annuity Payments to their original value as if you had not taken any liquidations.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX C – PB VALUE CALCULATION EXAMPLES

•	You purchased a May 2006 Contract with PRIME Plus Benefit. You are the only Owner.
•	You made an initial Purchase Payment of $100,000.
•	You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•	You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.
•	As of the tenth Contract Anniversary you have not yet reached your 81st birthday.

The 7% AIA
Initial Purchase Payment…………………………………………………………………………………………………..	$100,000.00
Increased by 7% on the first Contract Anniversary……………………………………………………………………..	x 1.07
$107,000.00
Increased by 7% on the second Contract Anniversary…………………………………………………………………	x 1.07
$114,490.00

Beginning on the sixth Contract Anniversary we only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

On the sixth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
$150,073.03
Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
$160,073.03
On the seventh Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
$150,073.03
Increased by 7% on the seventh Contract Anniversary………………………………………………………………..	x 1.07
$160,578.14
Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
$170,758.14

On the ninth Contract Anniversary the 7% AIA is:………………………………………………………………………	$193,845.92
On the tenth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA increased by 7% for
each anniversary since, up to and including the tenth:………………………………………………………..	$196,715.14
Plus the additional Purchase Payment received in the sixth Contract Year……………………………………..	+ 10,000.00
Reduced proportionately by the percentage of Contract Value withdrawn
during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =…………………………..	– 24,230.74
$182,484.40

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Verifying that the 7% AIA is within the maximum limit:
2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =…………………………….	$200,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $200,000 =…………………………………………………………………….	– 25,000
$175,000
Therefore the 7% AIA on the tenth Contract Anniversary is limited to the maximum………………………….	$175,000

The MAV
The MAV on the ninth Contract Anniversary…………………………………………………………………………….	$180,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………………...	– 22,500
$157,500
The Contract Value on the tenth Contract Anniversary is $140,000.
If you take GPWB Payments under the 5% payment option, the PB Value is $175,000 (the greater of the $175,000 7% AIA, $157,500 MAV, or $140,000 Contract Value), the initial GPWB Maximum is $8,750 ($175,000 x 5%), and the PB Value and GPWB Maximum could step up on every third Contract Anniversary before age 91.
If you take GPWB Payments under the 10% payment option, the PB Value is $157,500 (the greater of the $157,500 MAV, or $140,000 Contract Value), and the initial GPWB Maximum is $15,750 ($157,500 x 10%).
Although the initial GPWB Maximum under the 5% payment option is less than what is available under the 10% payment option, you could receive payments for twice as long and those payments could increase if you receive a step up. Under the 10% payment option, GPWB Payments cannot increase. Under the GPWB, you can choose the payment option you feel is most appropriate.
If you take GMIB Payments, you can choose to set the PB Value equal to either the 7% AIA or the MAV because the 7% AIA is greater than the MAV. However, because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with the $157,500 MAV, could result in a higher GMIB Payment. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be greater than GMIB Payments depending on the current interest rates available at the time of annuitization. You can compare GMIB Payments available with both the 7% AIA and MAV to Traditional Annuity Payments using the Contract Value and choose the Annuity Payment you feel is most appropriate.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX D – GPWB PAYMENTS

•	On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
•	On the tenth Contract Anniversary the PB Value is the 7% AIA and the initial GPWB Maximum is $8,750 (see the example that appears in Appendix C).
•	You take the GPWB Maximum as your annual actual GPWB Payments and take no Excess Withdrawals.
	Contract Value	PB Value	GPWB Maximum
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750
•
In this example, the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.
•
If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also step up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your actual GPWB Payment until the 17th Contract Anniversary because we do not automatically increase your actual GPWB Payment upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments
•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your actual GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.
If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals are subject to the withdrawal charge, and the Excess Withdrawal reduces both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.
If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals are subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:
The GPWB Maximum………………………………………………………………………………………………...	$8,750
First eight GPWB Payments…………………………………………………………………………………………	– 4,800
Remaining GPWB Maximum………………………………………………………………………………………..	$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 – $3,950 =……………	$1,050

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.
We adjust the PB Value for the Excess Withdrawal as follows:
The PB Value on the day of (but before) the partial withdrawal…………………………………………………	$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum………………………….	– 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract
Value on the day of (but before) the partial withdrawal = $1,050 / $150,000 = 0.007 x $170,200 =……	– 1,191.40
Remaining PB Value after the Excess Withdrawal………………………………………………………………..	$165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments are also subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX E – DEATH BENEFIT CALCULATION EXAMPLES

•	You purchased a May 2006 Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.
Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...	$140,000
2)	The guaranteed death benefit value:
	Total Purchase Payments received…………………………………………………………………………………	$100,000
	Reduced proportionately by the percentage of Contract Value
	withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =…………………………………………………..	– 12,500
		$87,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

Second Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000.00
2)	The 3% AIA:
	Initial Purchase Payment………….…………………………………………………………………………………		$100,000.00
	Increased by 3% on the first Contract Anniversary…………………………………………………………..		x 1.03
			$103,000.00
	Increased by 3% on the second Contract Anniversary…….………………………………………………..		x 1.03
			106,090.00
	Increased by 3% on the third Contract Anniversary…………..……………………………………………..		x 1.03
			$109,272.70
	On the ninth Contract Anniversary the 3% AIA is……………………………………………………………..		$130,477.32
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $130,477.32 =………………………………………………………...		– 16,309.66
			$114,167.66
	Increased by 3% on the tenth Contract Anniversary…………………………………………………………..		x 1.03
			$117,592.69
	Verifying that the 3% AIA is within the maximum limit:
	1.5 times Purchase Payments: 1.5 x $100,000 =………………………………………..	$150,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $150,000 =…………………………………………..	– 18,750
		$131,250

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

3)	The MAV:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………..	– 22,500
		$157,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $157,500 MAV.

Second Earnings Protection GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	Total Payments:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Less adjusted partial withdrawals calculated as (PW x DB) / CV:
	($20,000 x $160,000) / $160,000 = $20,000 x 1 =…………………………………………………………		– 20,000
			$80,000
3)	CV Plus:
	Contract Value………………………………………………………………………………………………………...		$140,000
	Plus 50% of the lesser of (a) or (b).
	(a) Contract Value minus total Purchase Payments: $140,000 – $100,000 =……..	$40,000
	(b) Three times your total Purchase Payments received in the first two
	Contract Years: 3 x $100,000 =……………………………………………………..	$300,000
	(a) is less than (b), so 50% of (a) = 0.50 x $40,000 =……………………………………………………..		+ 20,000
			$160,000
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX F – THE ORIGINAL CONTRACT

The Original Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract beginning May 5, 2003. Original Contracts differ from the May 2006 Contract as follows:
•	Shorter five-year withdrawal charge period (see the Fee Tables and section 7, Expenses).
•	The free withdrawal privilege was less: 10% of your total Purchase Payments. Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
•	Lower M&E charge (see the Fee Tables and section 7, Expenses).
•	Automatically included the Traditional GMIB for no additional charge, or you could instead select the Enhanced GMIB for an additional M&E charge.
•
Offered the Fixed Account as a general account Investment Choice in most states. The Fixed Account offers an interest rate that may change annually, but cannot be less than the guaranteed minimum stated in your Contract. Purchase payments you allocate to the Fixed Account become part of our general account (see section 6, Our General Account).

•	Annuity Option 6 was available for both Traditional Annuity Payments (specified period of five to 30 years), and GMIB Payments (specified period of 10 to 30 years).
•
If you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, we allow withdrawals during the Annuity Phase subject to a commutation fee or withdrawal charge (see Appendix B, Liquidations Under Annuity Options 2, 4, and 6).

•
If you have the Original Enhanced GMDB, the guaranteed death benefit is the greater of the 5% Annual Increase Amount (5% AIA), or the Maximum Anniversary Value (MAV). We calculate the 5% AIA and MAV for the Enhanced GMDB in the same way as we do for the Enhanced GMIB as discussed later in this appendix.

•	If you have the Original Earnings Protection GMDB we calculate CV Plus differently as discussed later in this appendix.
GUARANTEED MINIMUM INCOME BENEFITS (GMIBS)
The Original Contract automatically included the Traditional GMIB for no additional charge. When you purchased the Contract, you could instead select the Enhanced GMIB for an additional M&E charge. You cannot remove a GMIB from your Contract, and you cannot stop GMIB Payments once they begin. GMIB Payments cannot begin before the seventh Contract Anniversary. Depending on the Annuity Option you select, your GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
The GMIBs guarantee a minimum amount of fixed Annuity Payments (GMIB Payments) during the Annuity Phase based on a guaranteed value and the guaranteed fixed payout rates stated in your Contract.
The guaranteed value for the Traditional GMIB is:
•	total Purchase Payments received,
•	reduced by the percentage of Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization, or
•	reduced by the dollar amount applied to a GMIB Partial Annuitization.
The guaranteed value for the Enhanced GMIB is the greater of:
•	A 5% annual increase on Purchase Payments (5% AIA).
•	The Maximum Anniversary Value (MAV).
See the discussion later in this appendix more information on how we calculate 5% AIA and the MAV.
If you take a GMIB Partial Annuitization, we continue to calculate the guaranteed value, but it will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the guaranteed value on or after the Income Date.
GMIB FULL ANNUITIZATION: There may be situations where the guaranteed value used to calculate GMIB Payments is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

Annuity Payments on whichever amount (the guaranteed value or Contract Value) produces the greater payment. For the Enhanced GMIB, if the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the Enhanced GMIB.

GMIB Payments
GMIB Payments can begin on or after the seventh Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary by completing an income option election form. You can take either a Full Annuitization, or Partial Annuitization(s) if the guaranteed value is greater than the Contract Value.
GMIB Payments begin after we receive your request in Good Order at our Service Center. We make payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day. You can receive payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
When the GMIBs End
If GMIB Payments have not begun, your GMIB ends upon the earliest of the following.
•	The Business Day that the guaranteed value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise your GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise your GMIB after your RMD beginning date. For information on the taxation of GMIB Payments, please see section 12, Taxes.

CALCULATION OF THE 5% AIA AND MAV UNDER THE ENHANCED GMIB AND ORIGINAL ENHANCED GMDB
5% Annual Increase Amount (5% AIA)
The 5% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 5% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	We reduce it by the dollar amount applied to a GMIB Partial Annuitization,
On each Contract Anniversary before the end date, we increase the 5% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 5%. On and after the end date, we no longer apply the 5% increase.
Maximum Anniversary Value (MAV)
The MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•	We reduce it by the dollar amount applied to a GMIB Partial Annuitization,
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 5% AIA and MAV
The end date occurs on the earliest of:
•	the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
CV PLUS UNDER THE ORIGINAL EARNINGS PROTECTION GMDB
CV Plus is equal to the Contract Value,
Plus
•	If you were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or
•	If you were age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where:
	(a)	Is the Contract Value determined as of the end of the Business Day during which we receive a Valid Claim, minus total Purchase Payments received.
	(b)	Is total Purchase Payments.
For more details on the Earnings Protection GMDB, please see section 10, Death Benefit.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX G – MAY 2003 CONTRACTS

The May 2003 Contract first became available on May 5, 2003 and was replaced in most states by the May 2006 Contract beginning May 1, 2006. May 2003 Contracts differ from the May 2006 Contract as follows:
•	The free withdrawal privilege was less: 10% of your total Purchase Payments. Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
•
For Contract issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, we allow withdrawals during the Annuity Phase subject to a commutation fee or withdrawal charge (see Appendix B, Liquidations Under Annuity Options 2, 4, and6).

•	Offered the Traditional PRIME Benefit and Enhanced PRIME Benefit for an additional M&E charge that cannot increase. You cannot remove a PRIME Benefit from your Contract after you select it.
•	We calculate the PB Value differently under the PRIME Benefits, and it cannot increase after GPWB Payments begin.
-	Under the Traditional PRIME Benefit we base the PB Value on total Purchase Payments adjusted for withdrawals.
-	Under the Enhanced PRIME Benefit we base the PB Value on the 3% AIA, 7% AIA, or MAV. The 7% AIA was not available to Contracts issued in Washington, and it does not have a reset feature.
•	GPWB Payments do not have a step up feature, payments are only available annually, you cannot change the GPWB Payment amount after payments begin, and there is no required minimum payment.
•	GPWB Payments reduce the guaranteed death benefit value differently as discussed under “Using PRIME Benefits” later in this appendix.
PROTECTED RETIREMENT INCOME MADE EASY (PRIME) BENEFITS
The PRIME Benefits were available at issue for an additional M&E charge.
We designed the PRIME Benefits for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least seven years before taking income. The PRIME Benefits include a GPWB and a GMIB. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
Although you cannot remove a PRIME Benefit from your Contract, you can end GPWB by:
•	taking an Excess Withdrawal of the total Contract Value, or
•	requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME BENEFITS OVERVIEW
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase based on the PB Value.
With the Traditional PRIME Benefit, on the date GPWB Payments begin you can take up to 10% of your PB Value, which is the greatest of:
•	Total Purchase Payments adjusted for withdrawals (Total Purchase Payments).
•	The Contract Value on the prior Contract Anniversary.
With the Enhanced PRIME Benefit, on the date GPWB Payments begin the PB Value is either:
•	A 3% annual increase on Purchase Payments (3% AIA). The 3% AIA is subject to a maximum of 1.5 times your total Purchase Payments received reduced for each partial withdrawal.
•
A 7% annual increase on Purchase Payments received in the first five rider years adjusted for withdrawals (7% AIA). The 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years reduced for each partial withdrawal.

•	The Maximum Anniversary Value (MAV).
•	The Contract Value on the prior Contract Anniversary.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

With the 7% AIA, your GPWB Payments are limited to 5% of the PB Value. However, you can take up to 10% of your PB Value with the 3% AIA or MAV.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate if you select Annuity Option 6 or the PB Value is the 7% AIA. You can take GMIB Payments under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.
On the date GMIB Payments begin, the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is either the 3% AIA, 7% AIA, or MAV. All Annuity Options are available for GMIB Payments if you have the Traditional PRIME Benefit, or if you have the Enhanced PRIME Benefit and your PB Value is the 3% AIA or MAV. However, with the 7% AIA only Annuity Options 2 and 4 are available.
PB VALUE
We base GPWB Payments and/or GMIB Payments on the PB Value.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the Traditional PRIME Benefit’s PB Value includes Total Purchase Payments, and Enhanced PRIME Benefit’s PB Value includes 3%AIA, 7% AIA, and MAV.
If you have the Traditional PRIME Benefit and request GPWB Payments, on the date GPWB Payments begin you can take up to 10% of the PB Value, which is the greater of Total Purchase Payments, or Contract Value on the prior Contract Anniversary (calculated as discussed below).
If you have the Enhanced PRIME Benefit and request GPWB Payments, we calculate your GPWB Payments on the date payments begin as follows.
If MAV is greater than both the 3% AIA and 7% AIA…
You can take up to 10% the PB Value, which is the greater of: -the MAV determined at the end of the prior Business Day, or -the Contract Value as of the prior Contract Anniversary.
If MAV is less than both the 3% AIA and 7% AIA…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:….
•  7% AIA determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB Value, the PB Value is the greater of:….
•  the 3% AIA determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

If only the 7% AIA is greater than the MAV…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:….
•  7% AIA determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB Value, the PB Value is the greater of:….
•  the MAV determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

We compute the the Contract Value on the prior Contract Anniversary for both the Traditional PRIME Benefit and Enhanced PRIME Benefit as follows:
•  Contract Value determined at the end of the last Business Day before the prior Contract Anniversary,
•  less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
•  reduced proportionately by the percentage of PB Value applied to any GMIB Partial Annuitization taken since that date.

If you request GMIB Payments, on the date GMIB Payments begin the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is as follows.
•	If the MAV is greater than both the 3% AIA and 7% AIA, the PB Value is the MAV.
•	If the MAV is less than both the 3% AIA and 7% AIA, you can decide whether to set the PB Value equal to the 3% AIA or 7% AIA
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•	If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or MAV.
When you can decide to set the Enhanced PRIME Benefit’s PB Value equal the 7% AIA, keep in mind that the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower 3% AIA or MAV, could result in a higher Enhanced GMIB Payment. In this instance, you can compare Enhanced GMIB Payments available with the 7% AIA and 3% AIA or MAV, and choose the Annuity Option that you feel is most appropriate.
Total Purchase Payments
While the Traditional PRIME Benefit is in effect, we only calculate Total Purchase Payments before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, and it is equal to:
•	total Purchase Payments received,
•	reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization, and
•	reduced by the dollar amount applied to GMIB Payments if you take a GMIB Partial Annuitization.
3% Annual Increase Amount (3% AIA)
While the Enhanced PRIME Benefit is in effect, we only calculate the 3% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
On the Issue Date, the 3% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 3% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. On and after the end date, we no longer apply the 3% increase.
We limit the 3% AIA to a maximum of:
•	1.5 times the total Purchase Payments received,
•	reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	reduced proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization.
7% Annual Increase Amount (7% AIA)
While the Enhanced PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the endorsement effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment received on the Issue Date. If the endorsement effective date was after the Issue Date, on the endorsement effective date the 7% AIA was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.
–	7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 7% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 7%. On and after the end date, we no longer apply the 7% increase.
We limit the 7% AIA to a maximum of:
•	2 times the total Purchase Payments received in the first five Contract Years,
•	reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	reduced proportionately by the percentage of PB V applied to each GMIB Partial Annuitization.
Maximum Anniversary Value (MAV)
While the Enhanced PRIME Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
On the Issue Date, the MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
–	MAV, we reduce it by the dollar amount applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 3% AIA, 7% AIA, and MAV
The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
USING PRIME BENEFITS
GPWB Payments and GMIB Payments can begin on or after the seventh Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. Once you select the GPWB Payment amount, you cannot change it.
You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value.
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary (e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). GPWB Payments are only available on an annual basis. However, you can receive GMIB Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
GPWB PAYMENTS
After the date GPWB Payments begin:
•	We no longer calculate the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•	You cannot take new Partial Annuitizations. If you take a Full Annuitization, GPWB Payments stop and the GPWB ends.
•	For Contracts issued in Connecticut, Florida, or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.
•	Any active automatic investment plan, systematic withdrawal and/or minimum distribution programs end.
•	The partial withdrawal privilege is not available.
•	The additional M&E charge for PRIME Benefit continues until the GPWB ends.
•	If you have Enhanced GMDB or Earnings Protection GMDB, its additional M&E charge continues until the benefit ends.
•
The Contract Value continues to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the Separate Account annual expenses.

-
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. An Excess Withdrawal is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis. Excess Withdrawals may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.

•
The guaranteed death benefit value no longer increases. Each GPWB Payment reduces the guaranteed death benefit value on a dollar for dollar basis, and each Excess Withdrawal (including any withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.

•
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in section 5, Investment Options – Transfers Between Investment Options.

•	The PB Value no longer increases, and each GPWB Payment and Excess Withdrawal reduces the PB Value as follows:
–	GPWB Payments reduces the PB Value on a dollar for dollar basis, and
–	Excess Withdrawals taken during the Contract Year reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value.
If your Contract Value reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the maximum GPWB Payment available to you and take no Excess Withdrawals, we would pay the PB Value to you:
•	within ten years if you take 10% of the PB Value, or
•	within 20 years if you take 5% of the PB Value.
If there is Contract Value remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
We treat GPWB Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of GPWB Payments.

GMIB PAYMENTS
If you take a Full Annuitization:
•	The Accumulation Phase ends and the Annuity Phase begins.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•
On or after the Income Date we no longer calculate the PB Value or its underlying values (the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).

•	You death benefit ends.
•	If you were taking GPWB Payments, they stop and the GPWB ends.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that you applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for your PRIME Benefit without receiving the advantages of the GMIB.

If you take a Partial Annuitization:
•	The Annuity Phase begins and the Accumulation Phase continues.
•
For Contracts issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in section 3.

•
We continue to calculate the PB Value. However, the Partial Annuitization reduces its underlying values (Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).

•	Your death benefit and the GPWB continue to be available to you.
•	The Contract Value continues to fluctuate as a result of Investment Choice performance.
•
The Partial Annuitization reduces each Purchase Payment, Contract Value, and the guaranteed death benefit value by the percentage of PB Value you apply to GMIB Payments. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

WHEN GPWB ENDS
GPWB ends upon the earliest of the following.
•	The Business Day you take an Excess Withdrawal of the total Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
WHEN GMIB ENDS
If you have not exercised GMIB, it ends upon the earliest of the following.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey) or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ ALTERITYSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197

Table of Contents

Allianz Life……………………………………………..……	2	Income Tax Withholding……………………………	8
Experts………………………………………………………	2	Multiple Contracts……………………………………	9
Auditor Update……………….…………………………	2	Partial 1035 Exchanges………………………….…	9
Legal Opinions……………………………………..………	3	Assignments, Pledges and Gratuitous Transfers....	9
Distributor……………………………………………………	3	Death Benefits………………………………………...	9
Administrative Service Fees …………………………	3	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)……………………………..	9
Federal Tax Status………………………………………..	4	Federal Estate Taxes………………………………...	10
Annuity Contracts in General…………………………	4	Generation-Skipping Transfer Tax………………….	10
Taxation of Annuity Contracts in General ...…….….	4	Foreign Tax Credits…………………………………..	10
Qualified Contracts..…………………………………..	4	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts…………………..…	6	Annuity Payments…………………………………........	10
Distributions Non-Qualified Contracts…………………	7	Annuity Payment Options……………………………	11
Required Distributions…………………………………	8	Annuity Units/Calculating Variable Traditional Annuity Payments…………………………………	12
Diversification…………………………………………..	8	Financial Statements………………………………….	13
Owner Control…………………………………………..	8	Appendix A – Death of the Owner and/or Annuitant	14
Contracts Owned by Non-Individuals………………..	8	Appendix B – Condensed Financial Information…	17
Annuity Purchases by Nonresident Aliens and Foreign Corporations……………………………….	8	Appendix C – Allianz Life Variable Account B Financial Statements…………………………………	42

Dated: [To be added upon amendment]
ALTSAI-1020

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
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ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America as of December 31, 2019 and 2018 and for each of the two years or periods ended December 31, 2019 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory statements of admitted assets, liabilities, and capital and surplus of Allianz Life Insurance Company of North America as of December 31, 2019 and 2018 and the related statutory statements of operations, capital and surplus, and cash flow for the years then ended incorporated in the prospectus and SAI by reference to Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory statements of operations, capital and surplus and cash flow for the year ended December 31, 2017 included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by KPMG LLP (“KPMG”), an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
AUDITOR UPDATE
European regulations that go into effect in 2021 required Allianz SE, Allianz Life’s indirect parent, to change auditors. Allianz Life conducted a “request for proposal” process with three major accounting firms for the annual independent audits of Allianz Life and its subsidiaries and its registered variable accounts.
On May 23, 2017, Allianz Life’s Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PwC as Allianz Life’s new independent audit firm to audit Allianz Life’s statutory financial statements and as Allianz Life’s new independent registered public accounting firm to audit the variable account financial statements beginning for the fiscal year 2018.
After the issuance of the audits report for the period ended December 31, 2017, the Allianz Life Board of Directors dismissed KPMG as its independent auditors for the statutory financial statements and as its independent registered public accounting firm for the U.S. GAAP variable account financial statements. The reports of KPMG on Allianz Life’s statutory financial statements for 2017, contained an opinion stating that in all material respects, the statutory financials were in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce and were not qualified or modified as to uncertainty, audit scope or statutory accounting principles.
For the 2017 fiscal year or any subsequent interim periods through the dates of KPMG’s 2017 reports on Allianz Life’s statutory financial statements, there were: (i) no disagreements between Allianz Life and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.
Allianz Life provided KPMG with a copy of this disclosure, or similar disclosure, before its first filing with the SEC in 2018 and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life’s registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.

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Prior to engaging PwC’s engagement, which began in 2019, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life’s statutory and variable account financial statements, and PwC did not provide either a written report or oral advice to Allianz Life that was an important factor considered by Allianz Life in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
We pay commissions for sales of our products. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2017	$230,415,545.81	$0
2018	$221,519,279.49	$0
2019	$284,788,589.36	$0
ALFS sells contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 670 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 57 broker-dealer firms and one insurance agency. These payments vary in amount. In 2019, the five firms receiving the largest payments, ranging from $813,265.66 to $8,093,011.32, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors – Wealth (ISG)
Wells Fargo Advisors (PCG)
Royal Alliance
Woodbury Financial Services, Inc.
ADMINISTRATIVE SERVICE FEES
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2017	$1,621,903
2018	$1,450,101
2019	$1,548,030

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FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
QUALIFIED CONTRACTS
If you purchased the Contract as an IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

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A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or qualified retirement plan.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
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IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.

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Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 ½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
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Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for

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determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
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distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permits corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution is an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent must have been diagnosed with the virus, or you were affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.

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Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70½ if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70½ if you reached this age prior to January 1, 2020) or retire. The CARES Act also waived RMD for 2020. There is also no RMD required for an individual who reached age 70½ in 2019 and did not have the RMD distributed in 2019.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of RMDs. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 72 or older (or age 70 ½ if you reached this age prior to January 1, 2020), you should consult with a tax adviser before taking a partial withdrawal.
DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
Upon Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. Upon Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 ½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

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REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
DIVERSIFICATION
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

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Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
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a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be

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recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Traditional Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value or GMIB value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable Traditional Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Traditional Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the end of the guaranteed period.
•	When the Contract ends.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
10

ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
11

For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Traditional Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Traditional Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•
The Owner who is also the Annuitant dies after receiving 62 Traditional Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30.
Option 6. Specified Period Certain Annuity. We make Annuity Payments for a specified period of time you select, which must be a whole number of years from five to 30 for Traditional Annuity Payments, or 10 to 30 years for GMIB Payments. If the Annuitant dies before the end of the specified period certain, then we continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization. For May 2003 Contracts and May 2006 Contracts this is generally only available for GMIB Payments, but it continued to be available for fixed Traditional Annuity Payments in some states. Please see your Contract for information on the version of this Annuity Option that is available to you.
ANNUITY UNITS/CALCULATING VARIABLE TRADITIONAL ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the Contract Value you apply to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
12

We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2019, 2018, and 2017 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2019 and 2018 are included in Appendix C.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
13

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    We pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the GPWB ends and the GMIB is no longer available.
•    The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
-Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
-Under the Original Enhanced GMDB the guaranteed death benefit value is the greater of the 5% AIA, or the MAV.
-Under the Second Enhanced GMDB the guaranteed death benefit value is the greater of the 3% AIA, or the MAV.
-Under the Earnings Protection GMDBs the guaranteed death benefit value is the greater of a) Total Payments, or the b) CV Plus. Under the Original Earnings Protection GMDB CV Plus is Contract Value plus a percentage of the lesser of Contract Value or total Purchase Payments. Under the Seond Earnings Protection GMDB CV Plus is Contract Value plus a percentage of the greater of earnings, or three times Purchase Payments received in the first two Contract Years.
•    If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
-we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
-the surviving spouse becomes the new Owner, and
-the Accumulation Phase continues.

•    The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•    If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix A
14

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•    We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the GPWB ends and the GMIB is no longer available.
•    The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
-Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
-Under the Original Enhanced GMDB the guaranteed death benefit value is the greater of the 5% AIA, or the MAV.
-Under the Second Enhanced GMDB the guaranteed death benefit value is the greater of the 3% AIA, or the MAV.
-Under the Earnings Protection GMDBs the guaranteed death benefit value is the greater of Total Payments, or CV Plus. Under the Original Earnings Protection GMDB CV Plus is Contract Value plus a percentage of the lesser of Contract Value or total Purchase Payments. Under the Seond Earnings Protection GMDB CV Plus is Contract Value plus a percentage of the greater of earnings, or three times Purchase Payments received in the first two Contract Years.
•    If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
-we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
-the surviving Joint Owner/spouse becomes the new Owner, and
-the Accumulation Phase continues.

•    If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix A
15

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•    If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•    If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•    If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guarantee period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the new sole Owner.

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization, so the Accumulation Phase has ended)
•    Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Option 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.

•    No death benefit is payable.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix A
16

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America are included in Part C of the Registration Statement.
The Separate Account annual expenses as of December 31, 2019 of 1.40% for an Original Contract without optional benefits, and of 2.45% for a May 2003 Contract with Enhanced PRIME Benefit and Earnings Protection GMDB and a May 2006 Contract with PRIME Plus Benefit and Earnings Protection GMDB are included in prospectus Appendix A. AUV information listing the additional combinations of charges for all other Contracts as of December 31, 2019 is found here in this appendix.
This information should be read in conjunction with the financial statements and related notes of the Separate Account that are included in Appendix C.
Additional Combinations of Benefit Options	Separate Account Annual Expenses
May 2003 Contract without optional benefits	1.50%
May 2006 Contract without optional benefits	1.50%
Original Contract with Original Earnings Protection GMDB	1.60%
Original Contract with Enhanced GMIB	1.70%
Original Contract with Original Enhanced GMDB	1.70%
May 2003 Contract with Traditional PRIME Benefit and Traditional GMDB	1.70%
May 2003 Contract with Second Enhanced GMDB	1.80%
May 2006 Contract with Second Enhanced GMDB	1.80%
May 2003 Contract with Second Earnings Protection GMDB	1.80%
May 2006 Contract with Second Earnings Protection GMDB	1.80%
Original Contract with Enhanced GMIB and Original Enhanced GMDB	1.90%
Original Contract with Enhanced GMIB and Original Earnings Protection GMDB	1.90%
May 2003 Contract with Traditional PRIME Benefit and Second Enhanced GMDB	1.95%
May 2003 Contract with Traditional PRIME Benefit and Second Earnings Protection GMDB	2.00%
May 2003 Contract with Enhanced PRIME Benefit and Traditional GMDB	2.20%
May 2006 Contract with PRIME Plus Benefit and Traditional GMDB	2.20%
May 2003 Contract with Enhanced PRIME Benefit and Second Enhanced GMDB	2.40%
May 2006 Contract with PRIME Plus Benefit and Second Enhanced GMDB	2.40%
(Number of Accumulation Units in thousands)
Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.50%
	12/31/2010	10.033	10.921	23
	12/31/2011	10.921	11.018	22
	12/31/2012	11.018	11.970	14
	12/31/2013	11.970	13.317	21
	12/31/2014	13.317	13.920	22
	12/31/2015	13.920	13.714	25
	12/31/2016	13.714	14.423	20
	12/31/2017	14.423	15.843	10
	12/31/2018	15.843	14.925	3
	12/31/2019	14.925	17.238	15

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
17

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.60%
	12/31/2010	10.031	10.908	0
	12/31/2011	10.908	10.994	0
	12/31/2012	10.994	11.932	0
	12/31/2013	11.932	13.261	0
	12/31/2014	13.261	13.848	0
	12/31/2015	13.848	13.630	0
	12/31/2016	13.630	14.319	0
	12/31/2017	14.319	15.714	0
	12/31/2018	15.714	14.788	0
	12/31/2019	14.788	17.063	0
1.70%
	12/31/2010	10.029	10.895	24
	12/31/2011	10.895	10.970	27
	12/31/2012	10.970	11.894	55
	12/31/2013	11.894	13.205	63
	12/31/2014	13.205	13.776	52
	12/31/2015	13.776	13.546	121
	12/31/2016	13.546	14.217	132
	12/31/2017	14.217	15.585	123
	12/31/2018	15.585	14.653	133
	12/31/2019	14.653	16.890	118
1.80%
	12/31/2010	10.027	10.882	19
	12/31/2011	10.882	10.946	21
	12/31/2012	10.946	11.856	22
	12/31/2013	11.856	13.150	31
	12/31/2014	13.150	13.705	46
	12/31/2015	13.705	13.462	28
	12/31/2016	13.462	14.115	36
	12/31/2017	14.115	15.458	30
	12/31/2018	15.458	14.519	29
	12/31/2019	14.519	16.718	32
1.90%
	12/31/2010	10.025	10.869	88
	12/31/2011	10.869	10.922	74
	12/31/2012	10.922	11.818	183
	12/31/2013	11.818	13.095	184
	12/31/2014	13.095	13.634	193
	12/31/2015	13.634	13.379	220
	12/31/2016	13.379	14.014	218
	12/31/2017	14.014	15.332	215
	12/31/2018	15.332	14.386	259
	12/31/2019	14.386	16.549	261
1.95%
	12/31/2010	10.024	10.863	0
	12/31/2011	10.863	10.910	9
	12/31/2012	10.910	11.799	8
	12/31/2013	11.799	13.067	8
	12/31/2014	13.067	13.599	7
	12/31/2015	13.599	13.337	6
	12/31/2016	13.337	13.963	6
	12/31/2017	13.963	15.270	7
	12/31/2018	15.270	14.320	5
	12/31/2019	14.320	16.464	3

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
18

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
2.00%
	12/31/2010	10.023	10.856	0
	12/31/2011	10.856	10.898	0
	12/31/2012	10.898	11.780	0
	12/31/2013	11.780	13.040	0
	12/31/2014	13.040	13.563	0
	12/31/2015	13.563	13.296	0
	12/31/2016	13.296	13.913	0
	12/31/2017	13.913	15.207	0
	12/31/2018	15.207	14.254	0
	12/31/2019	14.254	16.381	0
2.20%
	12/31/2010	10.019	10.830	246
	12/31/2011	10.830	10.850	300
	12/31/2012	10.850	11.705	329
	12/31/2013	11.705	12.931	361
	12/31/2014	12.931	13.423	405
	12/31/2015	13.423	13.132	486
	12/31/2016	13.132	13.714	669
	12/31/2017	13.714	14.960	669
	12/31/2018	14.960	13.994	607
	12/31/2019	13.994	16.050	539
2.40%
	12/31/2010	10.015	10.804	197
	12/31/2011	10.804	10.803	109
	12/31/2012	10.803	11.631	152
	12/31/2013	11.631	12.823	219
	12/31/2014	12.823	13.284	285
	12/31/2015	13.284	12.971	351
	12/31/2016	12.971	13.518	427
	12/31/2017	13.518	14.717	528
	12/31/2018	14.717	13.739	573
	12/31/2019	13.739	15.726	558
AZL DFA Five-Year Global Fixed Income Fund
1.50%
	12/31/2017	N/A	9.841	0
	12/31/2018	9.841	9.807	0
	12/31/2019	9.807	9.999	9
1.60%
	12/31/2017	N/A	9.815	0
	12/31/2018	9.815	9.771	0
	12/31/2019	9.771	9.953	0
1.70%
	12/31/2017	N/A	9.788	8
	12/31/2018	9.788	9.735	8
	12/31/2019	9.735	9.906	4
1.80%
	12/31/2017	N/A	9.762	0
	12/31/2018	9.762	9.699	0
	12/31/2019	9.699	9.860	0
1.90%
	12/31/2017	N/A	9.736	5
	12/31/2018	9.736	9.663	6
	12/31/2019	9.663	9.814	10
1.95%
	12/31/2017	N/A	9.723	0
	12/31/2018	9.723	9.646	0
	12/31/2019	9.646	9.791	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
19

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Five-Year Global Fixed Income Fund
2.00%
	12/31/2017	N/A	9.710	0
	12/31/2018	9.710	9.628	0
	12/31/2019	9.628	9.768	0
2.20%
	12/31/2017	N/A	9.658	3
	12/31/2018	9.658	9.557	15
	12/31/2019	9.557	9.676	32
2.40%
	12/31/2017	N/A	9.606	0
	12/31/2018	9.606	9.487	39
	12/31/2019	9.487	9.586	37
AZL DFA Multi-Strategy Fund
1.50%
	12/31/2010	10.065	11.245	42
	12/31/2011	11.245	11.080	67
	12/31/2012	11.080	12.368	61
	12/31/2013	12.368	14.752	75
	12/31/2014	14.752	15.480	79
	12/31/2015	15.480	15.148	72
	12/31/2016	15.148	16.314	60
	12/31/2017	16.314	18.111	41
	12/31/2018	18.111	16.786	26
	12/31/2019	16.786	19.277	27
1.70%
	12/31/2010	10.061	11.219	31
	12/31/2011	11.219	11.031	247
	12/31/2012	11.031	12.289	288
	12/31/2013	12.289	14.628	418
	12/31/2014	14.628	15.320	453
	12/31/2015	15.320	14.961	484
	12/31/2016	14.961	16.081	440
	12/31/2017	16.081	17.817	456
	12/31/2018	17.817	16.480	434
	12/31/2019	16.480	18.888	401
1.80%
	12/31/2010	10.059	11.205	13
	12/31/2011	11.205	11.007	22
	12/31/2012	11.007	12.250	25
	12/31/2013	12.250	14.567	38
	12/31/2014	14.567	15.241	36
	12/31/2015	15.241	14.869	33
	12/31/2016	14.869	15.965	33
	12/31/2017	15.965	17.671	30
	12/31/2018	17.671	16.329	30
	12/31/2019	16.329	18.696	28
1.90%
	12/31/2010	10.057	11.192	162
	12/31/2011	11.192	10.983	305
	12/31/2012	10.983	12.211	414
	12/31/2013	12.211	14.506	819
	12/31/2014	14.506	15.162	783
	12/31/2015	15.162	14.777	907
	12/31/2016	14.777	15.851	837
	12/31/2017	15.851	17.527	872
	12/31/2018	17.527	16.180	662
	12/31/2019	16.180	18.507	563

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
20

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Multi-Strategy Fund
1.95%
	12/31/2010	10.056	11.185	0
	12/31/2011	11.185	10.971	5
	12/31/2012	10.971	12.192	5
	12/31/2013	12.192	14.476	9
	12/31/2014	14.476	15.123	15
	12/31/2015	15.123	14.731	9
	12/31/2016	14.731	15.794	5
	12/31/2017	15.794	17.455	2
	12/31/2018	17.455	16.106	2
	12/31/2019	16.106	18.412	2
2.00%
	12/31/2010	10.055	11.179	0
	12/31/2011	11.179	10.959	10
	12/31/2012	10.959	12.172	0
	12/31/2013	12.172	14.446	0
	12/31/2014	14.446	15.083	0
	12/31/2015	15.083	14.686	0
	12/31/2016	14.686	15.737	0
	12/31/2017	15.737	17.384	0
	12/31/2018	17.384	16.032	0
	12/31/2019	16.032	18.319	0
2.20%
	12/31/2010	10.051	11.152	487
	12/31/2011	11.152	10.911	1185
	12/31/2012	10.911	12.095	1384
	12/31/2013	12.095	14.325	2071
	12/31/2014	14.325	14.928	2211
	12/31/2015	14.928	14.505	2439
	12/31/2016	14.505	15.512	2061
	12/31/2017	15.512	17.101	1815
	12/31/2018	17.101	15.739	1627
	12/31/2019	15.739	17.949	1500
2.40%
	12/31/2010	10.047	11.125	315
	12/31/2011	11.125	10.863	1025
	12/31/2012	10.863	12.018	1595
	12/31/2013	12.018	14.205	2352
	12/31/2014	14.205	14.773	2472
	12/31/2015	14.773	14.326	2319
	12/31/2016	14.326	15.291	2013
	12/31/2017	15.291	16.824	1883
	12/31/2018	16.824	15.453	1728
	12/31/2019	15.453	17.587	1506
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.50%
	12/31/2010	10.216	11.072	9
	12/31/2011	11.072	10.708	27
	12/31/2012	10.708	12.106	39
	12/31/2013	12.106	14.087	70
	12/31/2014	14.087	14.174	68
	12/31/2015	14.174	13.201	50
	12/31/2016	13.201	13.852	39
	12/31/2017	13.852	15.163	20
	12/31/2018	15.163	14.634	15
	12/31/2019	14.634	16.907	37

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
21

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.60%
	12/31/2010	10.214	11.059	0
	12/31/2011	11.059	10.684	0
	12/31/2012	10.684	12.068	0
	12/31/2013	12.068	14.028	0
	12/31/2014	14.028	14.101	0
	12/31/2015	14.101	13.119	2
	12/31/2016	13.119	13.753	2
	12/31/2017	13.753	15.039	2
	12/31/2018	15.039	14.500	0
	12/31/2019	14.500	16.735	0
1.70%
	12/31/2010	10.212	11.046	18
	12/31/2011	11.046	10.661	98
	12/31/2012	10.661	12.029	205
	12/31/2013	12.029	13.970	308
	12/31/2014	13.970	14.028	305
	12/31/2015	14.028	13.038	207
	12/31/2016	13.038	13.654	186
	12/31/2017	13.654	14.917	133
	12/31/2018	14.917	14.368	119
	12/31/2019	14.368	16.565	92
1.80%
	12/31/2010	10.210	11.033	5
	12/31/2011	11.033	10.638	11
	12/31/2012	10.638	11.991	9
	12/31/2013	11.991	13.911	27
	12/31/2014	13.911	13.955	29
	12/31/2015	13.955	12.958	26
	12/31/2016	12.958	13.556	21
	12/31/2017	13.556	14.795	20
	12/31/2018	14.795	14.236	17
	12/31/2019	14.236	16.397	15
1.90%
	12/31/2010	10.208	11.020	17
	12/31/2011	11.020	10.614	255
	12/31/2012	10.614	11.953	247
	12/31/2013	11.953	13.853	423
	12/31/2014	13.853	13.883	440
	12/31/2015	13.883	12.878	385
	12/31/2016	12.878	13.459	343
	12/31/2017	13.459	14.674	259
	12/31/2018	14.674	14.106	238
	12/31/2019	14.106	16.231	213
1.95%
	12/31/2010	10.207	11.013	0
	12/31/2011	11.013	10.603	0
	12/31/2012	10.603	11.934	3
	12/31/2013	11.934	13.824	5
	12/31/2014	13.824	13.847	5
	12/31/2015	13.847	12.838	0
	12/31/2016	12.838	13.411	0
	12/31/2017	13.411	14.614	0
	12/31/2018	14.614	14.041	3
	12/31/2019	14.041	16.148	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
22

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2.00%
	12/31/2010	10.206	11.006	0
	12/31/2011	11.006	10.591	0
	12/31/2012	10.591	11.915	0
	12/31/2013	11.915	13.795	0
	12/31/2014	13.795	13.811	0
	12/31/2015	13.811	12.798	0
	12/31/2016	12.798	13.362	0
	12/31/2017	13.362	14.554	0
	12/31/2018	14.554	13.976	0
	12/31/2019	13.976	16.066	0
2.20%
	12/31/2010	10.202	10.980	67
	12/31/2011	10.980	10.545	290
	12/31/2012	10.545	11.839	435
	12/31/2013	11.839	13.680	902
	12/31/2014	13.680	13.668	949
	12/31/2015	13.668	12.640	816
	12/31/2016	12.640	13.172	634
	12/31/2017	13.172	14.318	559
	12/31/2018	14.318	13.722	493
	12/31/2019	13.722	15.742	450
2.40%
	12/31/2010	10.198	10.954	70
	12/31/2011	10.954	10.499	249
	12/31/2012	10.499	11.763	297
	12/31/2013	11.763	13.565	753
	12/31/2014	13.565	13.527	996
	12/31/2015	13.527	12.485	1010
	12/31/2016	12.485	12.983	846
	12/31/2017	12.983	14.085	733
	12/31/2018	14.085	13.472	633
	12/31/2019	13.472	15.424	546
AZL Fidelity Institutional Asset Management Total Bond Fund
1.50%
	12/31/2016	N/A	9.970	127
	12/31/2017	9.970	10.241	73
	12/31/2018	10.241	9.961	66
	12/31/2019	9.961	10.822	70
1.60%
	12/31/2016	N/A	10.117	9
	12/31/2017	10.117	10.383	9
	12/31/2018	10.383	10.089	9
	12/31/2019	10.089	10.949	9
1.70%
	12/31/2016	N/A	10.073	141
	12/31/2017	10.073	10.327	125
	12/31/2018	10.327	10.025	107
	12/31/2019	10.025	10.869	94
1.80%
	12/31/2016	N/A	10.030	13
	12/31/2017	10.030	10.273	12
	12/31/2018	10.273	9.962	11
	12/31/2019	9.962	10.790	13

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
23

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Total Bond Fund
1.90%
	12/31/2016	N/A	9.747	334
	12/31/2017	9.747	9.973	285
	12/31/2018	9.973	9.661	237
	12/31/2019	9.661	10.454	217
1.95%
	12/31/2016	N/A	9.965	18
	12/31/2017	9.965	10.191	17
	12/31/2018	10.191	9.868	16
	12/31/2019	9.868	10.672	15
2.00%
	12/31/2016	N/A	9.944	0
	12/31/2017	9.944	10.164	0
	12/31/2018	10.164	9.837	0
	12/31/2019	9.837	10.633	0
2.20%
	12/31/2016	N/A	9.858	1075
	12/31/2017	9.858	10.057	890
	12/31/2018	10.057	9.713	765
	12/31/2019	9.713	10.479	701
2.40%
	12/31/2016	N/A	9.773	795
	12/31/2017	9.773	9.950	653
	12/31/2018	9.950	9.591	602
	12/31/2019	9.591	10.326	540
AZL Gateway Fund
1.50%
	12/31/2010	N/A	10.095	0
	12/31/2011	10.095	10.250	0
	12/31/2012	10.250	10.516	0
	12/31/2013	10.516	11.233	12
	12/31/2014	11.233	11.408	11
	12/31/2015	11.408	11.460	14
	12/31/2016	11.460	11.836	14
	12/31/2017	11.836	12.763	12
	12/31/2018	12.763	11.988	18
	12/31/2019	11.988	13.087	13
1.60%
	12/31/2010	N/A	10.089	0
	12/31/2011	10.089	10.233	0
	12/31/2012	10.233	10.487	0
	12/31/2013	10.487	11.192	0
	12/31/2014	11.192	11.355	0
	12/31/2015	11.355	11.395	0
	12/31/2016	11.395	11.757	0
	12/31/2017	11.757	12.666	0
	12/31/2018	12.666	11.884	0
	12/31/2019	11.884	12.961	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
24

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Gateway Fund
1.70%
	12/31/2010	N/A	10.082	4
	12/31/2011	10.082	10.216	34
	12/31/2012	10.216	10.459	29
	12/31/2013	10.459	11.151	37
	12/31/2014	11.151	11.302	144
	12/31/2015	11.302	11.331	59
	12/31/2016	11.331	11.679	45
	12/31/2017	11.679	12.569	96
	12/31/2018	12.569	11.781	94
	12/31/2019	11.781	12.836	83
1.80%
	12/31/2010	N/A	10.075	1
	12/31/2011	10.075	10.199	5
	12/31/2012	10.199	10.431	15
	12/31/2013	10.431	11.110	12
	12/31/2014	11.110	11.249	13
	12/31/2015	11.249	11.267	14
	12/31/2016	11.267	11.601	13
	12/31/2017	11.601	12.473	13
	12/31/2018	12.473	11.679	13
	12/31/2019	11.679	12.713	12
1.90%
	12/31/2010	N/A	10.068	5
	12/31/2011	10.068	10.182	32
	12/31/2012	10.182	10.404	81
	12/31/2013	10.404	11.069	103
	12/31/2014	11.069	11.197	74
	12/31/2015	11.197	11.203	86
	12/31/2016	11.203	11.524	231
	12/31/2017	11.524	12.377	217
	12/31/2018	12.377	11.579	200
	12/31/2019	11.579	12.590	176
1.95%
	12/31/2010	N/A	10.065	0
	12/31/2011	10.065	10.173	1
	12/31/2012	10.173	10.390	4
	12/31/2013	10.390	11.049	3
	12/31/2014	11.049	11.171	0
	12/31/2015	11.171	11.171	0
	12/31/2016	11.171	11.486	0
	12/31/2017	11.486	12.330	0
	12/31/2018	12.330	11.528	1
	12/31/2019	11.528	12.529	0
2.00%
	12/31/2010	N/A	10.061	0
	12/31/2011	10.061	10.165	0
	12/31/2012	10.165	10.376	0
	12/31/2013	10.376	11.029	0
	12/31/2014	11.029	11.144	0
	12/31/2015	11.144	11.140	0
	12/31/2016	11.140	11.447	0
	12/31/2017	11.447	12.283	0
	12/31/2018	12.283	11.478	0
	12/31/2019	11.478	12.469	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
25

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Gateway Fund
2.20%
	12/31/2010	N/A	10.048	21
	12/31/2011	10.048	10.131	75
	12/31/2012	10.131	10.320	148
	12/31/2013	10.320	10.948	203
	12/31/2014	10.948	11.041	188
	12/31/2015	11.041	11.014	275
	12/31/2016	11.014	11.295	153
	12/31/2017	11.295	12.096	165
	12/31/2018	12.096	11.281	164
	12/31/2019	11.281	12.230	137
2.40%
	12/31/2010	N/A	10.034	28
	12/31/2011	10.034	10.097	163
	12/31/2012	10.097	10.265	196
	12/31/2013	10.265	10.868	396
	12/31/2014	10.868	10.938	359
	12/31/2015	10.938	10.890	401
	12/31/2016	10.890	11.146	870
	12/31/2017	11.146	11.911	780
	12/31/2018	11.911	11.087	715
	12/31/2019	11.087	11.995	655
AZL Government Money Market Fund
1.50%
	12/31/2010	10.996	10.833	614
	12/31/2011	10.833	10.673	519
	12/31/2012	10.673	10.513	500
	12/31/2013	10.513	10.357	305
	12/31/2014	10.357	10.203	281
	12/31/2015	10.203	10.052	181
	12/31/2016	10.052	9.903	196
	12/31/2017	9.903	9.761	146
	12/31/2018	9.761	9.712	197
	12/31/2019	9.712	9.701	264
1.60%
	12/31/2010	10.888	10.716	1
	12/31/2011	10.716	10.546	0
	12/31/2012	10.546	10.378	0
	12/31/2013	10.378	10.213	0
	12/31/2014	10.213	10.052	0
	12/31/2015	10.052	9.893	0
	12/31/2016	9.893	9.737	0
	12/31/2017	9.737	9.588	0
	12/31/2018	9.588	9.530	0
	12/31/2019	9.530	9.509	0
1.70%
	12/31/2010	10.780	10.599	1026
	12/31/2011	10.599	10.421	928
	12/31/2012	10.421	10.245	657
	12/31/2013	10.245	10.072	530
	12/31/2014	10.072	9.903	523
	12/31/2015	9.903	9.737	419
	12/31/2016	9.737	9.573	348
	12/31/2017	9.573	9.417	296
	12/31/2018	9.417	9.351	274
	12/31/2019	9.351	9.322	228

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
26

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Government Money Market Fund
1.80%
	12/31/2010	10.674	10.484	140
	12/31/2011	10.484	10.298	151
	12/31/2012	10.298	10.113	80
	12/31/2013	10.113	9.933	93
	12/31/2014	9.933	9.756	83
	12/31/2015	9.756	9.583	35
	12/31/2016	9.583	9.413	29
	12/31/2017	9.413	9.250	30
	12/31/2018	9.250	9.176	27
	12/31/2019	9.176	9.138	22
1.90%
	12/31/2010	10.568	10.370	2042
	12/31/2011	10.370	10.176	2001
	12/31/2012	10.176	9.983	1652
	12/31/2013	9.983	9.796	1356
	12/31/2014	9.796	9.612	1320
	12/31/2015	9.612	9.432	1234
	12/31/2016	9.432	9.255	1194
	12/31/2017	9.255	9.086	869
	12/31/2018	9.086	9.004	753
	12/31/2019	9.004	8.957	644
1.95%
	12/31/2010	10.516	10.314	95
	12/31/2011	10.314	10.115	42
	12/31/2012	10.115	9.919	24
	12/31/2013	9.919	9.728	19
	12/31/2014	9.728	9.540	26
	12/31/2015	9.540	9.357	32
	12/31/2016	9.357	9.177	10
	12/31/2017	9.177	9.004	10
	12/31/2018	9.004	8.919	9
	12/31/2019	8.919	8.869	4
2.00%
	12/31/2010	10.464	10.258	7
	12/31/2011	10.258	10.055	7
	12/31/2012	10.055	9.855	1
	12/31/2013	9.855	9.660	1
	12/31/2014	9.660	9.469	1
	12/31/2015	9.469	9.283	1
	12/31/2016	9.283	9.099	1
	12/31/2017	9.099	8.924	1
	12/31/2018	8.924	8.835	1
	12/31/2019	8.835	8.781	1
2.20%
	12/31/2010	10.258	10.036	4320
	12/31/2011	10.036	9.818	4104
	12/31/2012	9.818	9.603	3946
	12/31/2013	9.603	9.395	3518
	12/31/2014	9.395	9.191	2255
	12/31/2015	9.191	8.991	2359
	12/31/2016	8.991	8.796	2066
	12/31/2017	8.796	8.610	1536
	12/31/2018	8.610	8.507	1479
	12/31/2019	8.507	8.438	1257

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
27

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Government Money Market Fund
2.40%
	12/31/2010	10.057	9.819	3815
	12/31/2011	9.819	9.587	3583
	12/31/2012	9.587	9.358	3481
	12/31/2013	9.358	9.137	2508
	12/31/2014	9.137	8.921	2308
	12/31/2015	8.921	8.710	2370
	12/31/2016	8.710	8.504	2827
	12/31/2017	8.504	8.307	1681
	12/31/2018	8.307	8.191	1771
	12/31/2019	8.191	8.108	1256
AZL Moderate Index Strategy Fund
1.50%
	12/31/2010	11.596	12.764	109
	12/31/2011	12.764	12.301	117
	12/31/2012	12.301	13.560	117
	12/31/2013	13.560	16.652	89
	12/31/2014	16.652	17.799	94
	12/31/2015	17.799	17.101	79
	12/31/2016	17.101	18.347	66
	12/31/2017	18.347	20.479	41
	12/31/2018	20.479	19.129	32
	12/31/2019	19.129	22.485	42
1.60%
	12/31/2010	11.530	12.679	0
	12/31/2011	12.679	12.207	0
	12/31/2012	12.207	13.442	0
	12/31/2013	13.442	16.492	0
	12/31/2014	16.492	17.610	0
	12/31/2015	17.610	16.903	1
	12/31/2016	16.903	18.116	1
	12/31/2017	18.116	20.201	1
	12/31/2018	20.201	18.850	0
	12/31/2019	18.850	22.136	0
1.70%
	12/31/2010	11.465	12.595	299
	12/31/2011	12.595	12.113	334
	12/31/2012	12.113	13.326	322
	12/31/2013	13.326	16.333	453
	12/31/2014	16.333	17.423	399
	12/31/2015	17.423	16.706	321
	12/31/2016	16.706	17.888	292
	12/31/2017	17.888	19.926	257
	12/31/2018	19.926	18.575	193
	12/31/2019	18.575	21.791	188

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
28

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Moderate Index Strategy Fund
1.80%
	12/31/2010	11.400	12.511	180
	12/31/2011	12.511	12.021	159
	12/31/2012	12.021	13.211	157
	12/31/2013	13.211	16.176	130
	12/31/2014	16.176	17.238	91
	12/31/2015	17.238	16.512	66
	12/31/2016	16.512	17.663	60
	12/31/2017	17.663	19.656	59
	12/31/2018	19.656	18.304	45
	12/31/2019	18.304	21.452	39
1.90%
	12/31/2010	11.335	12.428	661
	12/31/2011	12.428	11.929	689
	12/31/2012	11.929	13.097	707
	12/31/2013	13.097	16.020	851
	12/31/2014	16.020	17.055	879
	12/31/2015	17.055	16.321	922
	12/31/2016	16.321	17.440	806
	12/31/2017	17.440	19.389	742
	12/31/2018	19.389	18.038	669
	12/31/2019	18.038	21.118	628
1.95%
	12/31/2010	11.303	12.387	19
	12/31/2011	12.387	11.883	32
	12/31/2012	11.883	13.040	26
	12/31/2013	13.040	15.943	26
	12/31/2014	15.943	16.964	19
	12/31/2015	16.964	16.226	18
	12/31/2016	16.226	17.330	15
	12/31/2017	17.330	19.257	12
	12/31/2018	19.257	17.906	12
	12/31/2019	17.906	20.953	10
2.00%
	12/31/2010	11.271	12.345	0
	12/31/2011	12.345	11.838	9
	12/31/2012	11.838	12.984	0
	12/31/2013	12.984	15.866	0
	12/31/2014	15.866	16.873	0
	12/31/2015	16.873	16.131	0
	12/31/2016	16.131	17.220	0
	12/31/2017	17.220	19.125	0
	12/31/2018	19.125	17.775	0
	12/31/2019	17.775	20.790	0
2.20%
	12/31/2010	11.144	12.182	1231
	12/31/2011	12.182	11.658	1551
	12/31/2012	11.658	12.760	1595
	12/31/2013	12.760	15.562	2111
	12/31/2014	15.562	16.517	2191
	12/31/2015	16.517	15.759	2020
	12/31/2016	15.759	16.789	1814
	12/31/2017	16.789	18.609	1730
	12/31/2018	18.609	17.260	1477
	12/31/2019	17.260	20.148	1298
Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
29

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Moderate Index Strategy Fund
2.40%
	12/31/2010	11.018	12.020	1809
	12/31/2011	12.020	11.480	2151
	12/31/2012	11.480	12.541	2273
	12/31/2013	12.541	15.263	2682
	12/31/2014	15.263	16.168	2895
	12/31/2015	16.168	15.395	2995
	12/31/2016	15.395	16.369	2522
	12/31/2017	16.369	18.107	2283
	12/31/2018	18.107	16.761	1958
	12/31/2019	16.761	19.526	1676
AZL MVP Balanced Index Strategy Fund
1.50%
	12/31/2015	N/A	12.179	0
	12/31/2016	12.179	12.791	1
	12/31/2017	12.791	14.037	1
	12/31/2018	14.037	13.213	1
	12/31/2019	13.213	15.218	1
1.60%
	12/31/2015	N/A	12.131	0
	12/31/2016	12.131	12.727	6
	12/31/2017	12.727	13.953	6
	12/31/2018	13.953	13.121	6
	12/31/2019	13.121	15.097	6
1.70%
	12/31/2015	N/A	11.964	2
	12/31/2016	11.964	12.540	13
	12/31/2017	12.540	13.734	21
	12/31/2018	13.734	12.902	46
	12/31/2019	12.902	14.830	30
1.80%
	12/31/2015	N/A	12.034	0
	12/31/2016	12.034	12.601	0
	12/31/2017	12.601	13.788	0
	12/31/2018	13.788	12.939	0
	12/31/2019	12.939	14.858	1
1.90%
	12/31/2015	N/A	11.987	21
	12/31/2016	11.987	12.539	73
	12/31/2017	12.539	13.706	65
	12/31/2018	13.706	12.849	67
	12/31/2019	12.849	14.740	56
1.95%
	12/31/2015	N/A	11.963	0
	12/31/2016	11.963	12.507	0
	12/31/2017	12.507	13.665	0
	12/31/2018	13.665	12.804	3
	12/31/2019	12.804	14.681	0
2.00%
	12/31/2015	N/A	11.939	0
	12/31/2016	11.939	12.476	0
	12/31/2017	12.476	13.624	0
	12/31/2018	13.624	12.760	0
	12/31/2019	12.760	14.623	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
30

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Balanced Index Strategy Fund
2.20%
	12/31/2015	N/A	11.845	28
	12/31/2016	11.845	12.353	78
	12/31/2017	12.353	13.462	81
	12/31/2018	13.462	12.583	84
	12/31/2019	12.583	14.391	94
2.40%
	12/31/2015	N/A	11.751	16
	12/31/2016	11.751	12.230	91
	12/31/2017	12.230	13.302	129
	12/31/2018	13.302	12.408	116
	12/31/2019	12.408	14.163	117
AZL MVP Fusion Dynamic Balanced Fund
1.50%
	12/31/2010	10.785	11.801	422
	12/31/2011	11.801	11.521	344
	12/31/2012	11.521	12.642	347
	12/31/2013	12.642	13.880	263
	12/31/2014	13.880	14.300	214
	12/31/2015	14.300	13.840	181
	12/31/2016	13.840	14.442	150
	12/31/2017	14.442	15.968	129
	12/31/2018	15.968	14.879	109
	12/31/2019	14.879	16.968	103
1.60%
	12/31/2010	10.735	11.734	0
	12/31/2011	11.734	11.444	0
	12/31/2012	11.444	12.545	0
	12/31/2013	12.545	13.760	0
	12/31/2014	13.760	14.163	0
	12/31/2015	14.163	13.693	0
	12/31/2016	13.693	14.274	0
	12/31/2017	14.274	15.766	0
	12/31/2018	15.766	14.677	0
	12/31/2019	14.677	16.720	0
1.70%
	12/31/2010	10.685	11.668	519
	12/31/2011	11.668	11.368	442
	12/31/2012	11.368	12.449	374
	12/31/2013	12.449	13.641	318
	12/31/2014	13.641	14.026	259
	12/31/2015	14.026	13.548	265
	12/31/2016	13.548	14.109	262
	12/31/2017	14.109	15.568	238
	12/31/2018	15.568	14.478	205
	12/31/2019	14.478	16.477	183
1.80%
	12/31/2010	10.635	11.602	157
	12/31/2011	11.602	11.293	132
	12/31/2012	11.293	12.354	114
	12/31/2013	12.354	13.523	96
	12/31/2014	13.523	13.891	57
	12/31/2015	13.891	13.404	55
	12/31/2016	13.404	13.945	30
	12/31/2017	13.945	15.372	29
	12/31/2018	15.372	14.281	29
	12/31/2019	14.281	16.237	30

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
31

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Balanced Fund
1.90%
	12/31/2010	10.586	11.536	1277
	12/31/2011	11.536	11.217	1113
	12/31/2012	11.217	12.259	977
	12/31/2013	12.259	13.406	858
	12/31/2014	13.406	13.757	748
	12/31/2015	13.757	13.262	680
	12/31/2016	13.262	13.783	606
	12/31/2017	13.783	15.178	572
	12/31/2018	15.178	14.087	503
	12/31/2019	14.087	16.000	446
1.95%
	12/31/2010	10.561	11.503	39
	12/31/2011	11.503	11.180	30
	12/31/2012	11.180	12.212	27
	12/31/2013	12.212	13.348	7
	12/31/2014	13.348	13.691	2
	12/31/2015	13.691	13.191	2
	12/31/2016	13.191	13.703	2
	12/31/2017	13.703	15.082	1
	12/31/2018	15.082	13.991	1
	12/31/2019	13.991	15.883	1
2.00%
	12/31/2010	10.536	11.471	0
	12/31/2011	11.471	11.143	0
	12/31/2012	11.143	12.165	0
	12/31/2013	12.165	13.290	0
	12/31/2014	13.290	13.625	0
	12/31/2015	13.625	13.121	0
	12/31/2016	13.121	13.623	0
	12/31/2017	13.623	14.987	0
	12/31/2018	14.987	13.895	0
	12/31/2019	13.895	15.767	0
2.20%
	12/31/2010	10.438	11.341	3866
	12/31/2011	11.341	10.995	3620
	12/31/2012	10.995	11.980	3356
	12/31/2013	11.980	13.062	3189
	12/31/2014	13.062	13.363	2945
	12/31/2015	13.363	12.843	2772
	12/31/2016	12.843	13.308	2467
	12/31/2017	13.308	14.612	2272
	12/31/2018	14.612	13.520	2030
	12/31/2019	13.520	15.310	1926
2.40%
	12/31/2010	10.341	11.213	2693
	12/31/2011	11.213	10.849	2354
	12/31/2012	10.849	11.797	1913
	12/31/2013	11.797	12.837	1793
	12/31/2014	12.837	13.107	1578
	12/31/2015	13.107	12.572	1422
	12/31/2016	12.572	13.001	1276
	12/31/2017	13.001	14.246	1091
	12/31/2018	14.246	13.155	1016
	12/31/2019	13.155	14.867	906

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
32

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Conservative Fund
1.50%
	12/31/2010	10.152	11.097	49
	12/31/2011	11.097	11.003	44
	12/31/2012	11.003	12.059	60
	12/31/2013	12.059	12.826	51
	12/31/2014	12.826	13.242	64
	12/31/2015	13.242	12.944	60
	12/31/2016	12.944	13.430	74
	12/31/2017	13.430	14.462	60
	12/31/2018	14.462	13.711	75
	12/31/2019	13.711	15.336	86
1.60%
	12/31/2010	10.150	11.084	0
	12/31/2011	11.084	10.979	0
	12/31/2012	10.979	12.021	0
	12/31/2013	12.021	12.772	0
	12/31/2014	12.772	13.174	0
	12/31/2015	13.174	12.864	0
	12/31/2016	12.864	13.333	0
	12/31/2017	13.333	14.344	0
	12/31/2018	14.344	13.586	0
	12/31/2019	13.586	15.180	0
1.70%
	12/31/2010	10.148	11.071	106
	12/31/2011	11.071	10.955	130
	12/31/2012	10.955	11.983	181
	12/31/2013	11.983	12.719	124
	12/31/2014	12.719	13.105	91
	12/31/2015	13.105	12.785	78
	12/31/2016	12.785	13.238	72
	12/31/2017	13.238	14.227	64
	12/31/2018	14.227	13.461	52
	12/31/2019	13.461	15.026	49
1.80%
	12/31/2010	10.146	11.058	7
	12/31/2011	11.058	10.931	9
	12/31/2012	10.931	11.944	9
	12/31/2013	11.944	12.665	6
	12/31/2014	12.665	13.038	6
	12/31/2015	13.038	12.706	0
	12/31/2016	12.706	13.143	0
	12/31/2017	13.143	14.111	0
	12/31/2018	14.111	13.338	0
	12/31/2019	13.338	14.874	0
1.90%
	12/31/2010	10.144	11.044	122
	12/31/2011	11.044	10.907	270
	12/31/2012	10.907	11.906	427
	12/31/2013	11.906	12.612	429
	12/31/2014	12.612	12.970	450
	12/31/2015	12.970	12.627	370
	12/31/2016	12.627	13.049	425
	12/31/2017	13.049	13.996	414
	12/31/2018	13.996	13.216	322
	12/31/2019	13.216	14.723	282

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
33

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Conservative Fund
1.95%
	12/31/2010	10.143	11.038	0
	12/31/2011	11.038	10.895	13
	12/31/2012	10.895	11.887	13
	12/31/2013	11.887	12.586	0
	12/31/2014	12.586	12.936	0
	12/31/2015	12.936	12.588	0
	12/31/2016	12.588	13.002	0
	12/31/2017	13.002	13.938	0
	12/31/2018	13.938	13.155	0
	12/31/2019	13.155	14.648	0
2.00%
	12/31/2010	10.142	11.031	0
	12/31/2011	11.031	10.883	0
	12/31/2012	10.883	11.868	0
	12/31/2013	11.868	12.560	0
	12/31/2014	12.560	12.903	0
	12/31/2015	12.903	12.549	0
	12/31/2016	12.549	12.955	0
	12/31/2017	12.955	13.881	0
	12/31/2018	13.881	13.095	0
	12/31/2019	13.095	14.573	0
2.20%
	12/31/2010	10.138	11.005	257
	12/31/2011	11.005	10.835	546
	12/31/2012	10.835	11.793	886
	12/31/2013	11.793	12.455	810
	12/31/2014	12.455	12.769	668
	12/31/2015	12.769	12.395	718
	12/31/2016	12.395	12.770	586
	12/31/2017	12.770	13.656	547
	12/31/2018	13.656	12.856	482
	12/31/2019	12.856	14.279	424
2.40%
	12/31/2010	10.134	10.979	396
	12/31/2011	10.979	10.788	530
	12/31/2012	10.788	11.718	1064
	12/31/2013	11.718	12.351	935
	12/31/2014	12.351	12.637	860
	12/31/2015	12.637	12.242	812
	12/31/2016	12.242	12.588	730
	12/31/2017	12.588	13.434	653
	12/31/2018	13.434	12.622	584
	12/31/2019	12.622	13.991	503
AZL MVP Fusion Dynamic Moderate Fund
1.50%
	12/31/2010	10.441	11.493	450
	12/31/2011	11.493	11.001	415
	12/31/2012	11.001	12.195	362
	12/31/2013	12.195	13.836	305
	12/31/2014	13.836	14.207	269
	12/31/2015	14.207	13.700	237
	12/31/2016	13.700	14.133	175
	12/31/2017	14.133	15.870	134
	12/31/2018	15.870	14.622	53
	12/31/2019	14.622	16.897	82

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
34

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Moderate Fund
1.60%
	12/31/2010	10.392	11.428	0
	12/31/2011	11.428	10.928	0
	12/31/2012	10.928	12.101	0
	12/31/2013	12.101	13.716	0
	12/31/2014	13.716	14.070	0
	12/31/2015	14.070	13.554	0
	12/31/2016	13.554	13.969	0
	12/31/2017	13.969	15.670	0
	12/31/2018	15.670	14.423	0
	12/31/2019	14.423	16.651	0
1.70%
	12/31/2010	10.344	11.364	474
	12/31/2011	11.364	10.855	374
	12/31/2012	10.855	12.009	422
	12/31/2013	12.009	13.597	436
	12/31/2014	13.597	13.935	338
	12/31/2015	13.935	13.410	321
	12/31/2016	13.410	13.807	276
	12/31/2017	13.807	15.472	247
	12/31/2018	15.472	14.227	196
	12/31/2019	14.227	16.408	130
1.80%
	12/31/2010	10.295	11.299	226
	12/31/2011	11.299	10.783	223
	12/31/2012	10.783	11.917	176
	12/31/2013	11.917	13.480	161
	12/31/2014	13.480	13.800	133
	12/31/2015	13.800	13.268	109
	12/31/2016	13.268	13.646	107
	12/31/2017	13.646	15.277	99
	12/31/2018	15.277	14.034	78
	12/31/2019	14.034	16.169	72
1.90%
	12/31/2010	10.247	11.235	1764
	12/31/2011	11.235	10.711	1776
	12/31/2012	10.711	11.826	1519
	12/31/2013	11.826	13.363	1438
	12/31/2014	13.363	13.667	1386
	12/31/2015	13.667	13.127	1245
	12/31/2016	13.127	13.488	1120
	12/31/2017	13.488	15.085	1052
	12/31/2018	15.085	13.843	933
	12/31/2019	13.843	15.934	836
1.95%
	12/31/2010	10.223	11.203	39
	12/31/2011	11.203	10.676	39
	12/31/2012	10.676	11.780	26
	12/31/2013	11.780	13.306	20
	12/31/2014	13.306	13.601	12
	12/31/2015	13.601	13.057	7
	12/31/2016	13.057	13.409	7
	12/31/2017	13.409	14.990	4
	12/31/2018	14.990	13.749	3
	12/31/2019	13.749	15.817	3

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
35

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Moderate Fund
2.00%
	12/31/2010	10.200	11.172	4
	12/31/2011	11.172	10.640	3
	12/31/2012	10.640	11.735	3
	12/31/2013	11.735	13.248	3
	12/31/2014	13.248	13.536	1
	12/31/2015	13.536	12.987	1
	12/31/2016	12.987	13.331	1
	12/31/2017	13.331	14.895	1
	12/31/2018	14.895	13.655	1
	12/31/2019	13.655	15.701	1
2.20%
	12/31/2010	10.105	11.046	7066
	12/31/2011	11.046	10.499	7102
	12/31/2012	10.499	11.556	6580
	12/31/2013	11.556	13.020	6084
	12/31/2014	13.020	13.276	5264
	12/31/2015	13.276	12.713	4758
	12/31/2016	12.713	13.023	4249
	12/31/2017	13.023	14.522	3710
	12/31/2018	14.522	13.287	3310
	12/31/2019	13.287	15.247	2969
2.40%
	12/31/2010	10.011	10.921	5786
	12/31/2011	10.921	10.360	5656
	12/31/2012	10.360	11.380	5202
	12/31/2013	11.380	12.796	4908
	12/31/2014	12.796	13.022	4674
	12/31/2015	13.022	12.444	4296
	12/31/2016	12.444	12.723	3885
	12/31/2017	12.723	14.158	3532
	12/31/2018	14.158	12.928	3074
	12/31/2019	12.928	14.806	2755
AZL MVP Growth Index Strategy Fund
1.50%
	12/31/2015	N/A	13.345	11
	12/31/2016	13.345	14.040	98
	12/31/2017	14.040	16.040	85
	12/31/2018	16.040	14.781	73
	12/31/2019	14.781	17.548	108
1.60%
	12/31/2015	N/A	13.292	0
	12/31/2016	13.292	13.970	0
	12/31/2017	13.970	15.944	0
	12/31/2018	15.944	14.678	0
	12/31/2019	14.678	17.409	0
1.70%
	12/31/2015	N/A	13.110	387
	12/31/2016	13.110	13.765	606
	12/31/2017	13.765	15.693	633
	12/31/2018	15.693	14.433	585
	12/31/2019	14.433	17.101	635
1.80%
	12/31/2015	N/A	13.187	0
	12/31/2016	13.187	13.832	79
	12/31/2017	13.832	15.755	77
	12/31/2018	15.755	14.474	64
	12/31/2019	14.474	17.133	40

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
36

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Growth Index Strategy Fund
1.90%
	12/31/2015	N/A	13.135	208
	12/31/2016	13.135	13.763	1397
	12/31/2017	13.763	15.661	1407
	12/31/2018	15.661	14.374	1540
	12/31/2019	14.374	16.997	1486
1.95%
	12/31/2015	N/A	13.109	3
	12/31/2016	13.109	13.729	7
	12/31/2017	13.729	15.614	13
	12/31/2018	15.614	14.324	10
	12/31/2019	14.324	16.929	8
2.00%
	12/31/2015	N/A	13.083	0
	12/31/2016	13.083	13.695	0
	12/31/2017	13.695	15.568	0
	12/31/2018	15.568	14.274	0
	12/31/2019	14.274	16.862	0
2.20%
	12/31/2015	N/A	12.979	196
	12/31/2016	12.979	13.559	6189
	12/31/2017	13.559	15.383	5887
	12/31/2018	15.383	14.076	5542
	12/31/2019	14.076	16.595	4979
2.40%
	12/31/2015	N/A	12.876	436
	12/31/2016	12.876	13.425	4696
	12/31/2017	13.425	15.200	4867
	12/31/2018	15.200	13.881	4520
	12/31/2019	13.881	16.332	4142
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.50%
	12/31/2011	N/A	9.807	9
	12/31/2012	9.807	10.259	2
	12/31/2013	10.259	9.788	0
	12/31/2014	9.788	9.498	1
	12/31/2015	9.498	8.886	1
	12/31/2016	8.886	9.348	1
	12/31/2017	9.348	9.604	1
	12/31/2018	9.604	9.560	2
	12/31/2019	9.560	10.160	2
1.60%
	12/31/2011	N/A	9.801	1
	12/31/2012	9.801	10.241	1
	12/31/2013	10.241	9.762	1
	12/31/2014	9.762	9.463	1
	12/31/2015	9.463	8.844	1
	12/31/2016	8.844	9.295	0
	12/31/2017	9.295	9.540	0
	12/31/2018	9.540	9.486	0
	12/31/2019	9.486	10.073	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
37

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.70%
	12/31/2011	N/A	9.794	20
	12/31/2012	9.794	10.224	36
	12/31/2013	10.224	9.736	4
	12/31/2014	9.736	9.429	4
	12/31/2015	9.429	8.803	1
	12/31/2016	8.803	9.242	1
	12/31/2017	9.242	9.477	1
	12/31/2018	9.477	9.414	6
	12/31/2019	9.414	9.985	5
1.80%
	12/31/2011	N/A	9.788	0
	12/31/2012	9.788	10.207	2
	12/31/2013	10.207	9.710	2
	12/31/2014	9.710	9.394	1
	12/31/2015	9.394	8.762	1
	12/31/2016	8.762	9.190	1
	12/31/2017	9.190	9.414	1
	12/31/2018	9.414	9.342	1
	12/31/2019	9.342	9.899	1
1.90%
	12/31/2011	N/A	9.781	11
	12/31/2012	9.781	10.190	4
	12/31/2013	10.190	9.684	16
	12/31/2014	9.684	9.360	18
	12/31/2015	9.360	8.721	21
	12/31/2016	8.721	9.138	22
	12/31/2017	9.138	9.351	18
	12/31/2018	9.351	9.270	19
	12/31/2019	9.270	9.814	16
1.95%
	12/31/2011	N/A	9.778	0
	12/31/2012	9.778	10.182	0
	12/31/2013	10.182	9.671	0
	12/31/2014	9.671	9.342	0
	12/31/2015	9.342	8.701	0
	12/31/2016	8.701	9.112	0
	12/31/2017	9.112	9.320	0
	12/31/2018	9.320	9.235	0
	12/31/2019	9.235	9.771	1
2.00%
	12/31/2011	N/A	9.774	0
	12/31/2012	9.774	10.173	0
	12/31/2013	10.173	9.658	0
	12/31/2014	9.658	9.325	0
	12/31/2015	9.325	8.680	0
	12/31/2016	8.680	9.086	0
	12/31/2017	9.086	9.289	0
	12/31/2018	9.289	9.199	0
	12/31/2019	9.199	9.729	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
38

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Core Bond (Hedged) Portfolio
2.20%
	12/31/2011	N/A	9.761	1
	12/31/2012	9.761	10.139	8
	12/31/2013	10.139	9.606	7
	12/31/2014	9.606	9.257	147
	12/31/2015	9.257	8.600	142
	12/31/2016	8.600	8.984	152
	12/31/2017	8.984	9.166	135
	12/31/2018	9.166	9.059	146
	12/31/2019	9.059	9.561	120
2.40%
	12/31/2011	N/A	9.748	18
	12/31/2012	9.748	10.105	26
	12/31/2013	10.105	9.555	19
	12/31/2014	9.555	9.189	15
	12/31/2015	9.189	8.520	14
	12/31/2016	8.520	8.882	23
	12/31/2017	8.882	9.044	20
	12/31/2018	9.044	8.921	38
	12/31/2019	8.921	9.397	23
PIMCO VIT Total Return Portfolio
1.50%
	12/31/2010	16.795	17.888	443
	12/31/2011	17.888	18.259	371
	12/31/2012	18.259	19.713	302
	12/31/2013	19.713	19.038	207
	12/31/2014	19.038	19.558	182
	12/31/2015	19.558	19.354	148
	12/31/2016	19.354	19.577	118
	12/31/2017	19.577	20.235	105
	12/31/2018	20.235	19.827	68
	12/31/2019	19.827	21.166	76
1.60%
	12/31/2010	17.077	18.170	13
	12/31/2011	18.170	18.529	10
	12/31/2012	18.529	19.984	10
	12/31/2013	19.984	19.281	9
	12/31/2014	19.281	19.787	9
	12/31/2015	19.787	19.561	8
	12/31/2016	19.561	19.767	7
	12/31/2017	19.767	20.411	6
	12/31/2018	20.411	19.979	6
	12/31/2019	19.979	21.308	6

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
39

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
1.70%
	12/31/2010	16.465	17.501	1789
	12/31/2011	17.501	17.829	1340
	12/31/2012	17.829	19.210	1216
	12/31/2013	19.210	18.515	937
	12/31/2014	18.515	18.983	756
	12/31/2015	18.983	18.747	687
	12/31/2016	18.747	18.925	595
	12/31/2017	18.925	19.522	525
	12/31/2018	19.522	19.090	445
	12/31/2019	19.090	20.339	389
1.80%
	12/31/2010	16.303	17.311	130
	12/31/2011	17.311	17.617	116
	12/31/2012	17.617	18.963	112
	12/31/2013	18.963	18.259	76
	12/31/2014	18.259	18.701	69
	12/31/2015	18.701	18.451	59
	12/31/2016	18.451	18.608	57
	12/31/2017	18.608	19.176	54
	12/31/2018	19.176	18.732	33
	12/31/2019	18.732	19.938	32
1.90%
	12/31/2010	16.142	17.123	3827
	12/31/2011	17.123	17.409	3067
	12/31/2012	17.409	18.719	2839
	12/31/2013	18.719	18.007	2261
	12/31/2014	18.007	18.424	1793
	12/31/2015	18.424	18.159	1596
	12/31/2016	18.159	18.295	1420
	12/31/2017	18.295	18.835	1275
	12/31/2018	18.835	18.381	1165
	12/31/2019	18.381	19.544	1014
1.95%
	12/31/2010	16.062	17.030	44
	12/31/2011	17.030	17.305	42
	12/31/2012	17.305	18.599	32
	12/31/2013	18.599	17.882	26
	12/31/2014	17.882	18.287	18
	12/31/2015	18.287	18.015	15
	12/31/2016	18.015	18.141	14
	12/31/2017	18.141	18.667	15
	12/31/2018	18.667	18.207	14
	12/31/2019	18.207	19.350	19
2.00%
	12/31/2010	15.982	16.937	5
	12/31/2011	16.937	17.202	7
	12/31/2012	17.202	18.479	2
	12/31/2013	18.479	17.758	1
	12/31/2014	17.758	18.151	1
	12/31/2015	18.151	17.872	1
	12/31/2016	17.872	17.988	1
	12/31/2017	17.988	18.500	1
	12/31/2018	18.500	18.036	1
	12/31/2019	18.036	19.159	1

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
40

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
2.20%
	12/31/2010	15.668	16.571	3348
	12/31/2011	16.571	16.797	3017
	12/31/2012	16.797	18.007	2958
	12/31/2013	18.007	17.270	2145
	12/31/2014	17.270	17.617	1882
	12/31/2015	17.617	17.312	1713
	12/31/2016	17.312	17.389	1502
	12/31/2017	17.389	17.849	1356
	12/31/2018	17.849	17.366	1177
	12/31/2019	17.366	18.410	1034
2.40%
	12/31/2010	15.360	16.213	3255
	12/31/2011	16.213	16.401	2776
	12/31/2012	16.401	17.548	2952
	12/31/2013	17.548	16.795	2406
	12/31/2014	16.795	17.099	1880
	12/31/2015	17.099	16.769	1690
	12/31/2016	16.769	16.810	1568
	12/31/2017	16.810	17.220	1490
	12/31/2018	17.220	16.721	1355
	12/31/2019	16.721	17.690	1183

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix B
41

APPENDIX C – ALLIANZ LIFE VARIABLE ACCOUNT B FINANCIAL STATEMENTS

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]
Appendix C
42

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2019

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of North America and the Contract Owners of Allianz Life Variable Account B of Allianz Life Insurance Company of North America

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America, indicated in the table below (other than Oppenheimer Global Multi-Alternatives Fund/VA, which does not present a statement of assets and liabilities), as of December 31, 2019, the related statements of operations for the year then ended (other than Oppenheimer Global Multi-Alternatives Fund/VA, which is for the period January 1, 2019 to April 29, 2019 (date of merger with AZL Government Money Market Fund)), and the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America (other than Oppenheimer Global Multi-Alternatives Fund/VA, which does not present a statement of assets and liabilities) as of December 31, 2019, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2019 (other than Oppenheimer Global Multi-Alternatives Fund/VA, which is for the period January 1, 2019 to April 29, 2019 (date of merger with AZL Government Money Market Fund)) in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life Variable Account B
AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi- Strategy Fund
AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund
AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund
AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1
AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund	AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund

AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1
AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1
AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio
Columbia Variable Portfolio - Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio
Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio
Franklin Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund
Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio
Ivy VIP Growth Portfolio	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio
Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio
MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT CommodityReal Return Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio
QS Legg Mason Dynamic Multi- Strategy VIT Portfolio	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

Basis for Opinions

These financial statements are the responsibility of the Allianz Life Insurance Company of North America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, MN
March 25, 2020

We have served as the auditor of one or more of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America since 2019.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$370,836	$14,680	$892,959	$26,772	$281,339
Total Assets	370,836	14,680	892,959	26,772	281,339

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	370,836	14,680	892,959	26,772	281,339

Net Assets:
Contracts in Accumulation Period	370,770	14,680	892,757	26,772	281,258
Contracts in Annuity Payment Period	66	—	202	—	81
Total Net Assets	$370,836	$14,680	$892,959	$26,772	$281,339

Investment Shares	22,530	1,495	62,184	2,388	20,917
Investments at Cost	$332,998	$15,049	$873,079	$26,164	$256,792

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1
Assets:
Investments at Net Asset Value	$20,543	$161,773	$69,198	$466,646	$100,779
Total Assets	20,543	161,773	69,198	466,646	100,779

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	20,543	161,773	69,198	466,646	100,779

Net Assets:
Contracts in Accumulation Period	20,489	161,773	69,198	465,540	100,452
Contracts in Annuity Payment Period	54	—	—	1,106	327
Total Net Assets	$20,543	$161,773	$69,198	$466,646	$100,779

Investment Shares	2,014	15,407	5,029	466,646	8,741
Investments at Cost	$20,103	$157,758	$60,271	$466,645	$88,534

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
Assets:
Investments at Net Asset Value	$442,769	$28,365	$46,374	$446,410	$578,003
Total Assets	442,769	28,365	46,374	446,410	578,003

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	442,769	28,365	46,374	446,410	578,003

Net Assets:
Contracts in Accumulation Period	442,226	28,365	46,212	446,322	577,667
Contracts in Annuity Payment Period	543	—	162	88	336
Total Net Assets	$442,769	$28,365	$46,374	$446,410	$578,003

Investment Shares	26,371	2,689	5,601	20,375	43,394
Investments at Cost	$385,480	$27,308	$53,000	$411,164	$588,162

	AZL Morgan Stanley Global Real Estate Fund Class 1	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund
Assets:
Investments at Net Asset Value	$19,265	$82,830	$16,781	$105,083	$5,452
Total Assets	19,265	82,830	16,781	105,083	5,452

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	19,265	82,830	16,781	105,083	5,452

Net Assets:
Contracts in Accumulation Period	19,146	82,791	16,748	105,053	5,452
Contracts in Annuity Payment Period	119	39	33	30	—
Total Net Assets	$19,265	$82,830	$16,781	$105,083	$5,452

Investment Shares	2,096	8,341	2,138	13,386	434
Investments at Cost	$20,372	$82,152	$10,915	$94,038	$4,826

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Dynamic Conservative Fund
Assets:
Investments at Net Asset Value	$289,123	$86,188	$231,613	$841,576	$228,175
Total Assets	289,123	86,188	231,613	841,576	228,175

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	289,123	86,188	231,613	841,576	228,175

Net Assets:
Contracts in Accumulation Period	289,123	86,188	231,613	841,210	228,163
Contracts in Annuity Payment Period	—	—	—	366	12
Total Net Assets	$289,123	$86,188	$231,613	$841,576	$228,175

Investment Shares	20,800	7,164	18,574	74,873	19,078
Investments at Cost	$258,433	$76,507	$218,337	$846,184	$227,546

	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Assets:
Investments at Net Asset Value	$1,815,251	$670,508	$2,390,898	$472,411	$1,152,403
Total Assets	1,815,251	670,508	2,390,898	472,411	1,152,403

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,815,251	670,508	2,390,898	472,411	1,152,403

Net Assets:
Contracts in Accumulation Period	1,814,805	670,508	2,390,130	472,411	1,152,403
Contracts in Annuity Payment Period	446	—	768	—	—
Total Net Assets	$1,815,251	$670,508	$2,390,898	$472,411	$1,152,403

Investment Shares	162,657	51,617	149,245	31,578	83,206
Investments at Cost	$1,791,173	$587,682	$2,048,748	$418,768	$956,517

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund
Assets:
Investments at Net Asset Value	$53,537	$617,780	$150,207	$439,080	$864,709
Total Assets	53,537	617,780	150,207	439,080	864,709

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	53,537	617,780	150,207	439,080	864,709

Net Assets:
Contracts in Accumulation Period	53,349	617,608	149,594	438,913	864,388
Contracts in Annuity Payment Period	188	172	613	167	321
Total Net Assets	$53,537	$617,780	$150,207	$439,080	$864,709

Investment Shares	4,672	38,371	15,406	33,441	47,376
Investments at Cost	$47,916	$519,648	$151,624	$417,059	$624,161

	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
Assets:
Investments at Net Asset Value	$43,271	$459,446	$580,071	$1,440	$1,126,831
Total Assets	43,271	459,446	580,071	1,440	1,126,831

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	43,271	459,446	580,071	1,440	1,126,831

Net Assets:
Contracts in Accumulation Period	43,138	459,302	579,916	1,440	1,126,798
Contracts in Annuity Payment Period	133	144	155	—	33
Total Net Assets	$43,271	$459,446	$580,071	$1,440	$1,126,831

Investment Shares	4,484	34,728	29,505	121	77,820
Investments at Cost	$44,685	$436,081	$450,889	$1,351	$1,087,926

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio
Assets:
Investments at Net Asset Value	$50	$1,170	$1,144	$47,060	$266
Total Assets	50	1,170	1,144	47,060	266

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	50	1,170	1,144	47,060	266

Net Assets:
Contracts in Accumulation Period	50	1,170	1,122	47,059	266
Contracts in Annuity Payment Period	—	—	22	1	—
Total Net Assets	$50	$1,170	$1,144	$47,060	$266

Investment Shares	1	42	49	3,494	17
Investments at Cost	$50	$1,185	$929	$43,781	$208

	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio
Assets:
Investments at Net Asset Value	$1,778	$5,435	$22,443	$84,768	$482
Total Assets	1,778	5,435	22,443	84,768	482

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,778	5,435	22,443	84,768	482

Net Assets:
Contracts in Accumulation Period	1,778	5,435	22,443	84,689	482
Contracts in Annuity Payment Period	—	—	—	79	—
Total Net Assets	$1,778	$5,435	$22,443	$84,768	$482

Investment Shares	194	428	1,835	8,335	15
Investments at Cost	$1,798	$4,678	$21,359	$89,918	$495

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Assets:
Investments at Net Asset Value	$1,824	$94,216	$1,065,730	$360,673	$219,360
Total Assets	1,824	94,216	1,065,730	360,673	219,360

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,824	94,216	1,065,730	360,673	219,360

Net Assets:
Contracts in Accumulation Period	1,824	94,216	1,065,075	360,224	218,729
Contracts in Annuity Payment Period	—	—	655	449	631
Total Net Assets	$1,824	$94,216	$1,065,730	$360,673	$219,360

Investment Shares	161	13,835	66,706	19,110	8,012
Investments at Cost	$1,817	$95,813	$1,014,912	$340,205	$168,013

	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund
Assets:
Investments at Net Asset Value	$724	$200,585	$2,303	$1,281	$780
Total Assets	724	200,585	2,303	1,281	780

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	724	200,585	2,303	1,281	780

Net Assets:
Contracts in Accumulation Period	724	200,129	2,299	1,281	780
Contracts in Annuity Payment Period	—	456	4	—	—
Total Net Assets	$724	$200,585	$2,303	$1,281	$780

Investment Shares	69	16,574	463	500	50
Investments at Cost	$778	$209,620	$2,445	$1,221	$806

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio	Ivy VIP Mid Cap Growth Portfolio
Assets:
Investments at Net Asset Value	$382	$878	$128	$398	$698
Total Assets	382	878	128	398	698

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	382	878	128	398	698

Net Assets:
Contracts in Accumulation Period	382	878	128	398	698
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$382	$878	$128	$398	$698

Investment Shares	36	92	32	35	55
Investments at Cost	$415	$1,003	$198	$385	$601

	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
Assets:
Investments at Net Asset Value	$60	$1,303	$22,080	$260	$3,860
Total Assets	60	1,303	22,080	260	3,860

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	60	1,303	22,080	260	3,860

Net Assets:
Contracts in Accumulation Period	60	1,303	22,080	260	3,860
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$60	$1,303	$22,080	$260	$3,860

Investment Shares	16	44	1,991	25	469
Investments at Cost	$76	$1,081	$21,520	$308	$3,810

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio
Assets:
Investments at Net Asset Value	$2,376	$35,037	$431	$308,198	$79,383
Total Assets	2,376	35,037	431	308,198	79,383

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	2,376	35,037	431	308,198	79,383

Net Assets:
Contracts in Accumulation Period	2,376	35,037	431	308,119	79,383
Contracts in Annuity Payment Period	—	—	—	79	—
Total Net Assets	$2,376	$35,037	$431	$308,198	$79,383

Investment Shares	81	2,646	12	28,563	7,798
Investments at Cost	$1,828	$34,353	$402	$305,452	$75,271

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio
Assets:
Investments at Net Asset Value	$41,546	$172,393	$95,266	$51,561	$85,815
Total Assets	41,546	172,393	95,266	51,561	85,815

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	41,546	172,393	95,266	51,561	85,815

Net Assets:
Contracts in Accumulation Period	41,544	172,382	95,266	51,518	85,815
Contracts in Annuity Payment Period	2	11	—	43	—
Total Net Assets	$41,546	$172,393	$95,266	$51,561	$85,815

Investment Shares	6,481	16,592	7,223	4,543	8,642
Investments at Cost	$69,924	$171,351	$95,321	$57,045	$83,207

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio
Assets:
Investments at Net Asset Value	$133,161	$560,228	$5,112	$8,661	$284,537
Total Assets	133,161	560,228	5,112	8,661	284,537

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	133,161	560,228	5,112	8,661	284,537

Net Assets:
Contracts in Accumulation Period	133,161	560,116	5,112	8,661	284,499
Contracts in Annuity Payment Period	—	112	—	—	38
Total Net Assets	$133,161	$560,228	$5,112	$8,661	$284,537

Investment Shares	10,627	70,469	396	849	22,511
Investments at Cost	$129,280	$550,009	$5,026	$8,616	$295,468

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Assets:
Investments at Net Asset Value	$244,261	$836,413	$228	$19,793	$5,813
Total Assets	244,261	836,413	228	19,793	5,813

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	244,261	836,413	228	19,793	5,813

Net Assets:
Contracts in Accumulation Period	244,135	836,310	228	19,793	5,813
Contracts in Annuity Payment Period	126	103	—	—	—
Total Net Assets	$244,261	$836,413	$228	$19,793	$5,813

Investment Shares	27,640	75,900	17	1,925	155
Investments at Cost	$253,791	$837,069	$216	$19,147	$4,311

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$1,320	$1,194	$555,889	$233,321	$22,595,431
Total Assets	1,320	1,194	555,889	233,321	22,595,431

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,320	1,194	555,889	233,321	22,595,431

Net Assets:
Contracts in Accumulation Period	1,320	1,194	555,754	232,997	22,585,457
Contracts in Annuity Payment Period	—	—	135	324	9,974
Total Net Assets	$1,320	$1,194	$555,889	$233,321	$22,595,431

Investment Shares	49	25	34,770	21,300	2,128,791
Investments at Cost	$1,340	$898	$616,956	$257,745	$21,089,499

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$8,363	$834	$9,490	$675

Expenses:
Mortality and Expense Risk and Administrative Charges	7,173	251	16,776	381
Investment Income (Loss), Net	1,190	583	(7,286)	294
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	12,423	—	35,360	—
Realized Gains (Losses) on Sales of Investments, Net	6,497	109	(360)	133
Realized Gains (Losses) on Investments, Net	18,920	109	35,000	133
Net Change in Unrealized Appreciation
(Depreciation) on Investments	31,478	(472)	94,005	1,231
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	50,398	(363)	129,005	1,364
Net Increase (Decrease) in Net Assets From Operations	$51,588	$220	$121,719	$1,658

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,736	$687	$4,915	$681

Expenses:
Mortality and Expense Risk and Administrative Charges	5,051	294	3,050	1,281
Investment Income (Loss), Net	1,685	393	1,865	(600)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	11,221	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	4,180	46	609	1,174
Realized Gains (Losses) on Investments, Net	15,401	46	609	1,174
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23,236	1,305	10,875	5,244
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	38,637	1,351	11,484	6,418
Net Increase (Decrease) in Net Assets From Operations	$40,322	$1,744	$13,349	$5,818

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,733	$3,591	$10,005	$712

Expenses:
Mortality and Expense Risk and Administrative Charges	6,396	1,612	8,981	423
Investment Income (Loss), Net	(663)	1,979	1,024	289
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	822	2,559	—
Realized Gains (Losses) on Sales of Investments, Net	7	1,072	7,503	185
Realized Gains (Losses) on Investments, Net	7	1,894	10,062	185
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(7)	13,729	65,750	1,375
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	15,623	75,812	1,560
Net Increase (Decrease) in Net Assets From Operations	$(663)	$17,602	$76,836	$1,849

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL Morgan Stanley Global Real Estate Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$1,382	$4,635	$13,520	$617

Expenses:
Mortality and Expense Risk and Administrative Charges	658	8,827	11,318	283
Investment Income (Loss), Net	724	(4,192)	2,202	334
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	6,922	29,071	24,791	—
Realized Gains (Losses) on Sales of Investments, Net	(476)	6,847	(4,319)	(219)
Realized Gains (Losses) on Investments, Net	6,446	35,918	20,472	(219)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,342	59,946	67,697	2,914
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	8,788	95,864	88,169	2,695
Net Increase (Decrease) in Net Assets From Operations	$9,512	$91,672	$90,371	$3,029
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$2,176	$316	$1,696	$89

Expenses:
Mortality and Expense Risk and Administrative Charges	1,752	234	2,166	76
Investment Income (Loss), Net	424	82	(470)	13
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	372	2,356	—
Realized Gains (Losses) on Sales of Investments, Net	(327)	657	1,022	183
Realized Gains (Losses) on Investments, Net	(327)	1,029	3,378	183
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12,139	1,304	11,330	1,168
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	11,812	2,333	14,708	1,351
Net Increase (Decrease) in Net Assets From Operations	$12,236	$2,415	$14,238	$1,364

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,838	$787	$8,970	$21,545

Expenses:
Mortality and Expense Risk and Administrative Charges	4,106	1,233	3,288	15,619
Investment Income (Loss), Net	1,732	(446)	5,682	5,926
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5,070	1,257	—	37,584
Realized Gains (Losses) on Sales of Investments, Net	3,630	902	963	(986)
Realized Gains (Losses) on Investments, Net	8,700	2,159	963	36,598
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,932	9,348	24,071	67,600
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	37,632	11,507	25,034	104,198
Net Increase (Decrease) in Net Assets From Operations	$39,364	$11,061	$30,716	$110,124

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,454	$45,197	$11,517	$50,037

Expenses:
Mortality and Expense Risk and Administrative Charges	3,865	31,899	9,704	38,966
Investment Income (Loss), Net	1,589	13,298	1,813	11,071
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,069	90,408	13,342	63,443
Realized Gains (Losses) on Sales of Investments, Net	88	2,940	9,056	35,415
Realized Gains (Losses) on Investments, Net	7,157	93,348	22,398	98,858
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,835	148,448	65,955	278,770
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	22,992	241,796	88,353	377,628
Net Increase (Decrease) in Net Assets From Operations	$24,581	$255,094	$90,166	$388,699

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$9,825	$19,691	$704	$4,480

Expenses:
Mortality and Expense Risk and Administrative Charges	6,682	15,832	737	11,916
Investment Income (Loss), Net	3,143	3,859	(33)	(7,436)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	13,183	30,656	7,461	65,098
Realized Gains (Losses) on Sales of Investments, Net	5,260	14,867	883	21,601
Realized Gains (Losses) on Investments, Net	18,443	45,523	8,344	86,699
Net Change in Unrealized Appreciation
(Depreciation) on Investments	49,876	139,145	6,130	87,554
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	68,319	184,668	14,474	174,253
Net Increase (Decrease) in Net Assets From Operations	$71,462	$188,527	$14,441	$166,817

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$4,264	$8,299	$12,727	$676

Expenses:
Mortality and Expense Risk and Administrative Charges	2,240	8,461	16,236	810
Investment Income (Loss), Net	2,024	(162)	(3,509)	(134)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	9,322	20,821	24,965	5,313
Realized Gains (Losses) on Sales of Investments, Net	(716)	918	43,752	(45)
Realized Gains (Losses) on Investments, Net	8,606	21,739	68,717	5,268
Net Change in Unrealized Appreciation
(Depreciation) on Investments	20,632	67,825	143,007	2,665
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	29,238	89,564	211,724	7,933
Net Increase (Decrease) in Net Assets From Operations	$31,262	$89,402	$208,215	$7,799

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,207	$11,624	$28	$13,863

Expenses:
Mortality and Expense Risk and Administrative Charges	9,486	11,649	5	20,725
Investment Income (Loss), Net	(5,279)	(25)	23	(6,862)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	42,828	25,022	93	43,835
Realized Gains (Losses) on Sales of Investments, Net	4,819	24,388	56	2,119
Realized Gains (Losses) on Investments, Net	47,647	49,410	149	45,954
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38,474	58,726	214	127,363
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	86,121	108,136	363	173,317
Net Increase (Decrease) in Net Assets From Operations	$80,842	$108,111	$386	$166,455

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$1	$8	$—	$680

Expenses:
Mortality and Expense Risk and Administrative Charges	—	4	18	974
Investment Income (Loss), Net	1	4	(18)	(294)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7	21	156	2,773
Realized Gains (Losses) on Sales of Investments, Net	(2)	(24)	17	239
Realized Gains (Losses) on Investments, Net	5	(3)	173	3,012
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12	259	276	6,642
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	17	256	449	9,654
Net Increase (Decrease) in Net Assets From Operations	$18	$260	$431	$9,360

	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3	$158	$70	$339

Expenses:
Mortality and Expense Risk and Administrative Charges	4	11	15	396
Investment Income (Loss), Net	(1)	147	55	(57)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	9	—	—	2,177
Realized Gains (Losses) on Sales of Investments, Net	13	(67)	17	(91)
Realized Gains (Losses) on Investments, Net	22	(67)	17	2,086
Net Change in Unrealized Appreciation
(Depreciation) on Investments	41	281	1,143	1,275
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	63	214	1,160	3,361
Net Increase (Decrease) in Net Assets From Operations	$62	$361	$1,215	$3,304

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$1,129	$3	$56	$3,315

Expenses:
Mortality and Expense Risk and Administrative Charges	1,605	2	6	2,152
Investment Income (Loss), Net	(476)	1	50	1,163
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	14,268	64	13	6,111
Realized Gains (Losses) on Sales of Investments, Net	(2,361)	(12)	(6)	(730)
Realized Gains (Losses) on Investments, Net	11,907	52	7	5,381
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,943	56	126	8,125
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	14,850	108	133	13,506
Net Increase (Decrease) in Net Assets From Operations	$14,374	$109	$183	$14,669

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$57,766	$6,525	$2,899	$43

Expenses:
Mortality and Expense Risk and Administrative Charges	18,168	6,916	3,765	2
Investment Income (Loss), Net	39,598	(391)	(866)	41
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	17,363	34,021	32,830	—
Realized Gains (Losses) on Sales of Investments, Net	5,167	4,029	7,953	(14)
Realized Gains (Losses) on Investments, Net	22,530	38,050	40,783	(14)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	79,604	27,728	10,721	36
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	102,134	65,778	51,504	22
Net Increase (Decrease) in Net Assets From Operations	$141,732	$65,387	$50,638	$63

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,168	$90	$13	$3

Expenses:
Mortality and Expense Risk and Administrative Charges	3,712	44	5	3
Investment Income (Loss), Net	2,456	46	8	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	90	58
Realized Gains (Losses) on Sales of Investments, Net	(2,220)	(30)	(33)	(12)
Realized Gains (Losses) on Investments, Net	(2,220)	(30)	57	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6,982	180	328	123
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	4,762	150	385	169
Net Increase (Decrease) in Net Assets From Operations	$7,218	$196	$393	$169

	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$18	$—	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	2	3	1	1
Investment Income (Loss), Net	(2)	15	(1)	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	34	—	87
Realized Gains (Losses) on Sales of Investments, Net	(111)	(24)	(118)	8
Realized Gains (Losses) on Investments, Net	(111)	10	(118)	95
Net Change in Unrealized Appreciation
(Depreciation) on Investments	207	140	126	23
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	96	150	8	118
Net Increase (Decrease) in Net Assets From Operations	$94	$165	$7	$117

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$1	$—	$499

Expenses:
Mortality and Expense Risk and Administrative Charges	2	—	4	311
Investment Income (Loss), Net	(2)	1	(4)	188
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	104	—	114	—
Realized Gains (Losses) on Sales of Investments, Net	3	(4)	60	69
Realized Gains (Losses) on Investments, Net	107	(4)	174	69
Net Change in Unrealized Appreciation
(Depreciation) on Investments	62	9	360	1,002
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	169	5	534	1,071
Net Increase (Decrease) in Net Assets From Operations	$167	$6	$530	$1,259

	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$1	$—	$34	$1,086

Expenses:
Mortality and Expense Risk and Administrative Charges	1	6	7	481
Investment Income (Loss), Net	—	(6)	27	605
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	29	71	—
Realized Gains (Losses) on Sales of Investments, Net	(3)	(198)	52	109
Realized Gains (Losses) on Investments, Net	(3)	(169)	123	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	48	759	350	1,922
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	45	590	473	2,031
Net Increase (Decrease) in Net Assets From Operations	$45	$584	$500	$2,636

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	MFS VIT Utilities Portfolio	Oppenheimer Global Multi-Alternatives Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio
		(A)
Investment Income:
Dividends Reinvested in Fund Shares	$90	$1	$9,163	$1,686

Expenses:
Mortality and Expense Risk and Administrative Charges	6	—	5,500	1,141
Investment Income (Loss), Net	84	1	3,663	545
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	140	(3)	(1,134)	1
Realized Gains (Losses) on Investments, Net	147	(3)	(1,134)	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	31	5	27,382	11,854
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	178	2	26,248	11,855
Net Increase (Decrease) in Net Assets From Operations	$262	$3	$29,911	$12,400

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)

Investment Income:
Dividends Reinvested in Fund Shares	$1,870	$8,018	$4,513	$1,319

Expenses:
Mortality and Expense Risk and Administrative Charges	899	2,743	1,842	1,026
Investment Income (Loss), Net	971	5,275	2,671	293
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(6,289)	283	(856)	(1,399)
Realized Gains (Losses) on Investments, Net	(6,289)	283	(856)	(1,399)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8,893	459	10,647	3,294
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,604	742	9,791	1,895
Net Increase (Decrease) in Net Assets From Operations	$3,575	$6,017	$12,462	$2,188

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$2,070	$2,919	$29,022	$62

Expenses:
Mortality and Expense Risk and Administrative Charges	1,466	2,272	9,388	51
Investment Income (Loss), Net	604	647	19,634	11
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	581	(494)	(490)	79
Realized Gains (Losses) on Investments, Net	581	(494)	(490)	79
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,624	19,029	52,496	82
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	5,205	18,535	52,006	161
Net Increase (Decrease) in Net Assets From Operations	$5,809	$19,182	$71,640	$172

	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$213	$4,975	$3,640	$26,279

Expenses:
Mortality and Expense Risk and Administrative Charges	23	5,155	4,785	15,022
Investment Income (Loss), Net	190	(180)	(1,145)	11,257
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	(3,885)	(6,434)	(3,047)
Realized Gains (Losses) on Investments, Net	(1)	(3,885)	(6,434)	(3,047)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	85	23,687	60,145	47,501
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	84	19,802	53,711	44,454
Net Increase (Decrease) in Net Assets From Operations	$274	$19,622	$52,566	$55,711

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4	$302	$—	$28

Expenses:
Mortality and Expense Risk and Administrative Charges	1	296	17	4
Investment Income (Loss), Net	3	6	(17)	24
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	476	152	79
Realized Gains (Losses) on Sales of Investments, Net	—	(38)	334	(15)
Realized Gains (Losses) on Investments, Net	—	438	486	64
Net Change in Unrealized Appreciation
(Depreciation) on Investments	26	2,385	732	241
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	26	2,823	1,218	305
Net Increase (Decrease) in Net Assets From Operations	$29	$2,829	$1,201	$329

	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$—	$41,632	$6,551	$541,851

Expenses:
Mortality and Expense Risk and Administrative Charges	3	9,375	4,360	394,438
Investment Income (Loss), Net	(3)	32,257	2,191	147,413
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	52	—	43,935	787,768
Realized Gains (Losses) on Sales of Investments, Net	45	(7,918)	(4,723)	170,846
Realized Gains (Losses) on Investments, Net	97	(7,918)	39,212	958,614
Net Change in Unrealized Appreciation
(Depreciation) on Investments	193	(21,174)	(13,313)	2,178,352
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	290	(29,092)	25,899	3,136,966
Net Increase (Decrease) in Net Assets From Operations	$287	$3,165	$28,090	$3,284,379

(A)	Fund terminated in 2019. See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Allianz NFJ Dividend Value VIT Portfolio		AZL Balanced Index Strategy Fund
	2019	2018 (B)	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$77	$1,190	$(3,996)
Realized Gains (Losses) on Investments, Net	—	(646)	18,920	21,397
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	550	31,478	(41,678)
Net Increase (Decrease) in Net Assets From Operations	—	(19)	51,588	(24,277)
Contract Transactions-All Products
Purchase Payments	—	1	351	578
Transfers Between Funds or (to) from General Account	—	(3,906)	4,498	8,001
Surrenders and Terminations	—	(528)	(43,503)	(39,466)
Rescissions	—	—	—	(1)
Bonus (Recapture)	—	—	5	7
Contract Maintenance Charge	—	—	(71)	(74)
Rider Charge	—	(9)	(2,406)	(2,818)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(4,442)	(41,126)	(33,773)
Increase (Decrease) in Net Assets	—	(4,461)	10,462	(58,050)
Net Assets at Beginning of Period	—	4,461	360,374	418,424
Net Assets at End of Period	$—	$—	$370,836	$360,374
Changes in Units
Issued	—	—	326	570
Redeemed	—	(270)	(2,946)	(2,776)
Net Increase (Decrease)	—	(270)	(2,620)	(2,206)

	AZL DFA Five-Year Global Fixed Income Fund		AZL DFA Multi-Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$583	$(86)	$(7,286)	$(7,151)
Realized Gains (Losses) on Investments, Net	109	4	35,000	16,255
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(472)	111	94,005	(82,413)
Net Increase (Decrease) in Net Assets From Operations	220	29	121,719	(73,309)
Contract Transactions-All Products
Purchase Payments	175	240	1,644	1,783
Transfers Between Funds or (to) from General Account	2,941	10,384	(12,302)	(15,922)
Surrenders and Terminations	(1,775)	(856)	(93,249)	(111,390)
Rescissions	—	—	(44)	(1)
Bonus (Recapture)	1	2	18	20
Contract Maintenance Charge	(2)	(1)	(155)	(168)
Rider Charge	(72)	(53)	(10,371)	(12,421)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,268	9,716	(114,459)	(138,099)
Increase (Decrease) in Net Assets	1,488	9,745	7,260	(211,408)
Net Assets at Beginning of Period	13,192	3,447	885,699	1,097,107
Net Assets at End of Period	$14,680	$13,192	$892,959	$885,699
Changes in Units
Issued	313	1,102	93	100
Redeemed	(186)	(93)	(6,555)	(7,891)
Net Increase (Decrease)	127	1,009	(6,462)	(7,791)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Enhanced Bond Index Fund		AZL Fidelity Institutional Asset Management Multi-Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$294	$160	$1,685	$1,439
Realized Gains (Losses) on Investments, Net	133	(181)	15,401	17,112
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,231	(430)	23,236	(29,374)
Net Increase (Decrease) in Net Assets From Operations	1,658	(451)	40,322	(10,823)
Contract Transactions-All Products
Purchase Payments	853	1,105	725	1,415
Transfers Between Funds or (to) from General Account	3,347	3,822	(4,754)	(10,030)
Surrenders and Terminations	(2,774)	(2,750)	(30,493)	(33,282)
Rescissions	—	—	(1)	(4)
Bonus (Recapture)	8	—	4	8
Contract Maintenance Charge	(4)	(4)	(66)	(72)
Rider Charge	(329)	(290)	(3,941)	(4,681)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,101	1,883	(38,526)	(46,646)
Increase (Decrease) in Net Assets	2,759	1,432	1,796	(57,469)
Net Assets at Beginning of Period	24,013	22,581	279,543	337,012
Net Assets at End of Period	$26,772	$24,013	$281,339	$279,543
Changes in Units
Issued	360	445	46	98
Redeemed	(266)	(275)	(2,512)	(3,224)
Net Increase (Decrease)	94	170	(2,466)	(3,126)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1		AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$393	$342	$1,865	$1,690
Realized Gains (Losses) on Investments, Net	46	(75)	609	(1,174)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,305	(782)	10,875	(6,359)
Net Increase (Decrease) in Net Assets From Operations	1,744	(515)	13,349	(5,843)
Contract Transactions-All Products
Purchase Payments	76	8	415	606
Transfers Between Funds or (to) from General Account	1,777	451	11,118	7,277
Surrenders and Terminations	(2,325)	(2,139)	(28,579)	(27,860)
Rescissions	—	—	(1)	—
Bonus (Recapture)	—	—	12	2
Contract Maintenance Charge	(7)	(8)	(40)	(43)
Rider Charge	—	—	(1,208)	(1,376)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(479)	(1,688)	(18,283)	(21,394)
Increase (Decrease) in Net Assets	1,265	(2,203)	(4,934)	(27,237)
Net Assets at Beginning of Period	19,278	21,481	166,707	193,944
Net Assets at End of Period	$20,543	$19,278	$161,773	$166,707
Changes in Units
Issued	190	55	1,101	780
Redeemed	(242)	(251)	(2,837)	(2,919)
Net Increase (Decrease)	(52)	(196)	(1,736)	(2,139)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Gateway Fund		AZL Government Money Market Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(600)	$(455)	$(663)	$(2,943)
Realized Gains (Losses) on Investments, Net	1,174	2,086	7	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,244	(6,367)	(7)	(1)
Net Increase (Decrease) in Net Assets From Operations	5,818	(4,736)	(663)	(2,943)
Contract Transactions-All Products
Purchase Payments	83	197	894,391	454,993
Transfers Between Funds or (to) from General Account	3,936	990	(649,555)	(310,556)
Surrenders and Terminations	(6,994)	(7,896)	(195,080)	(168,402)
Rescissions	—	—	(10,126)	(3,825)
Bonus (Recapture)	—	1	244	177
Contract Maintenance Charge	(13)	(13)	(139)	(152)
Rider Charge	(658)	(744)	(2,740)	(2,851)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,646)	(7,465)	36,995	(30,616)
Increase (Decrease) in Net Assets	2,172	(12,201)	36,332	(33,559)
Net Assets at Beginning of Period	67,026	79,227	430,314	463,873
Net Assets at End of Period	$69,198	$67,026	$466,646	$430,314
Changes in Units
Issued	325	112	71,378	36,329
Redeemed	(627)	(700)	(70,047)	(40,032)
Net Increase (Decrease)	(302)	(588)	1,331	(3,703)

	AZL International Index Fund Class 1		AZL International Index Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,979	$2,661	$1,024	$3,028
Realized Gains (Losses) on Investments, Net	1,894	4,453	10,062	21,857
Net Change in Unrealized Appreciation
(Depreciation) on Investments	13,729	(24,474)	65,750	(108,509)
Net Increase (Decrease) in Net Assets From Operations	17,602	(17,360)	76,836	(83,624)
Contract Transactions-All Products
Purchase Payments	17	123	802	1,658
Transfers Between Funds or (to) from General Account	(1,016)	(2,553)	(3,006)	(9,022)
Surrenders and Terminations	(9,390)	(12,027)	(57,502)	(63,225)
Rescissions	—	—	(7)	—
Bonus (Recapture)	—	—	4	11
Contract Maintenance Charge	(36)	(42)	(89)	(100)
Rider Charge	—	—	(711)	(909)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,425)	(14,499)	(60,509)	(71,587)
Increase (Decrease) in Net Assets	7,177	(31,859)	16,327	(155,211)
Net Assets at Beginning of Period	93,602	125,461	426,442	581,653
Net Assets at End of Period	$100,779	$93,602	$442,769	$426,442
Changes in Units
Issued	2	10	130	194
Redeemed	(901)	(1,237)	(5,233)	(6,136)
Net Increase (Decrease)	(899)	(1,227)	(5,103)	(5,942)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MetWest Total Return Bond Fund		AZL Mid Cap Index Fund Class 1
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$289	$110	$724	$464
Realized Gains (Losses) on Investments, Net	185	(216)	6,446	8,242
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,375	(310)	2,342	(14,466)
Net Increase (Decrease) in Net Assets From Operations	1,849	(416)	9,512	(5,760)
Contract Transactions-All Products
Purchase Payments	222	276	76	62
Transfers Between Funds or (to) from General Account	3,444	5,637	(1,139)	(501)
Surrenders and Terminations	(3,509)	(3,325)	(3,676)	(3,998)
Rescissions	—	—	—	—
Bonus (Recapture)	2	3	—	—
Contract Maintenance Charge	(3)	(3)	(16)	(17)
Rider Charge	(328)	(306)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(172)	2,282	(4,755)	(4,454)
Increase (Decrease) in Net Assets	1,677	1,866	4,757	(10,214)
Net Assets at Beginning of Period	26,688	24,822	41,617	51,831
Net Assets at End of Period	$28,365	$26,688	$46,374	$41,617
Changes in Units
Issued	345	599	40	40
Redeemed	(360)	(367)	(456)	(448)
Net Increase (Decrease)	(15)	232	(416)	(408)

	AZL Mid Cap Index Fund Class 2		AZL Moderate Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(4,192)	$(5,702)	$2,202	$(6,509)
Realized Gains (Losses) on Investments, Net	35,918	56,732	20,472	17,737
Net Change in Unrealized Appreciation
(Depreciation) on Investments	59,946	(112,839)	67,697	(54,199)
Net Increase (Decrease) in Net Assets From Operations	91,672	(61,809)	90,371	(42,971)
Contract Transactions-All Products
Purchase Payments	1,871	2,054	969	1,763
Transfers Between Funds or (to) from General Account	(2,201)	(27,296)	(1,452)	(23,764)
Surrenders and Terminations	(59,317)	(65,798)	(64,028)	(71,349)
Rescissions	—	—	(35)	(4)
Bonus (Recapture)	71	61	12	14
Contract Maintenance Charge	(88)	(99)	(110)	(118)
Rider Charge	(1,139)	(1,481)	(5,076)	(6,065)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(60,803)	(92,559)	(69,720)	(99,523)
Increase (Decrease) in Net Assets	30,869	(154,368)	20,651	(142,494)
Net Assets at Beginning of Period	415,541	569,909	557,352	699,846
Net Assets at End of Period	$446,410	$415,541	$578,003	$557,352
Changes in Units
Issued	107	106	61	428
Redeemed	(2,987)	(4,525)	(3,583)	(5,634)
Net Increase (Decrease)	(2,880)	(4,419)	(3,522)	(5,206)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 1		AZL Morgan Stanley Global Real Estate Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$334	$606	$424	$1,571
Realized Gains (Losses) on Investments, Net	(219)	967	(327)	4,518
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,914	(3,551)	12,139	(15,715)
Net Increase (Decrease) in Net Assets From Operations	3,029	(1,978)	12,236	(9,626)
Contract Transactions-All Products
Purchase Payments	—	—	38	101
Transfers Between Funds or (to) from General Account	(487)	(525)	2,019	(4,091)
Surrenders and Terminations	(1,771)	(2,474)	(11,638)	(12,606)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(8)	(8)	(20)	(22)
Rider Charge	—	—	(24)	(32)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,266)	(3,007)	(9,625)	(16,650)
Increase (Decrease) in Net Assets	763	(4,985)	2,611	(26,276)
Net Assets at Beginning of Period	18,502	23,487	80,219	106,495
Net Assets at End of Period	$19,265	$18,502	$82,830	$80,219
Changes in Units
Issued	—	—	147	7
Redeemed	(202)	(285)	(944)	(1,405)
Net Increase (Decrease)	(202)	(285)	(797)	(1,398)

	AZL MSCI Emerging Markets Equity Index Class 1		AZL MSCI Emerging Markets Equity Index Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$82	$89	$(470)	$(573)
Realized Gains (Losses) on Investments, Net	1,029	1,573	3,378	8,081
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,304	(4,992)	11,330	(30,068)
Net Increase (Decrease) in Net Assets From Operations	2,415	(3,330)	14,238	(22,560)
Contract Transactions-All Products
Purchase Payments	21	22	48	168
Transfers Between Funds or (to) from General Account	(433)	(753)	1,289	(2,372)
Surrenders and Terminations	(1,216)	(1,350)	(12,818)	(14,725)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(8)	(9)	(23)	(26)
Rider Charge	—	—	(66)	(88)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,636)	(2,090)	(11,570)	(17,042)
Increase (Decrease) in Net Assets	779	(5,420)	2,668	(39,602)
Net Assets at Beginning of Period	16,002	21,422	102,415	142,017
Net Assets at End of Period	$16,781	$16,002	$105,083	$102,415
Changes in Units
Issued	19	19	116	14
Redeemed	(192)	(210)	(1,195)	(1,495)
Net Increase (Decrease)	(173)	(191)	(1,079)	(1,481)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MSCI Global Equity Index Fund		AZL MVP Balanced Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$13	$60	$1,732	$(1,838)
Realized Gains (Losses) on Investments, Net	183	(3)	8,700	9,119
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,168	(858)	28,932	(23,812)
Net Increase (Decrease) in Net Assets From Operations	1,364	(801)	39,364	(16,531)
Contract Transactions-All Products
Purchase Payments	27	335	6,969	9,536
Transfers Between Funds or (to) from General Account	(999)	616	2,892	8,394
Surrenders and Terminations	(1,243)	(543)	(20,690)	(15,078)
Rescissions	—	—	(143)	(487)
Bonus (Recapture)	1	11	61	21
Contract Maintenance Charge	(1)	(1)	(56)	(57)
Rider Charge	(34)	(50)	(3,650)	(3,880)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,249)	368	(14,617)	(1,551)
Increase (Decrease) in Net Assets	(885)	(433)	24,747	(18,082)
Net Assets at Beginning of Period	6,337	6,770	264,376	282,458
Net Assets at End of Period	$5,452	$6,337	$289,123	$264,376
Changes in Units
Issued	2	56	711	1,271
Redeemed	(143)	(39)	(1,720)	(1,404)
Net Increase (Decrease)	(141)	17	(1,009)	(133)

	AZL MVP DFA Multi-Strategy Fund		AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(446)	$(555)	$5,682	$4,218
Realized Gains (Losses) on Investments, Net	2,159	2,414	963	178
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,348	(8,414)	24,071	(12,435)
Net Increase (Decrease) in Net Assets From Operations	11,061	(6,555)	30,716	(8,039)
Contract Transactions-All Products
Purchase Payments	2,864	5,189	2,233	3,330
Transfers Between Funds or (to) from General Account	(44)	14,497	(1,194)	(6,914)
Surrenders and Terminations	(5,440)	(5,598)	(13,699)	(10,649)
Rescissions	(3)	(44)	—	(143)
Bonus (Recapture)	22	14	35	19
Contract Maintenance Charge	(12)	(12)	(47)	(49)
Rider Charge	(1,260)	(1,238)	(3,127)	(3,369)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,873)	12,808	(15,799)	(17,775)
Increase (Decrease) in Net Assets	7,188	6,253	14,917	(25,814)
Net Assets at Beginning of Period	79,000	72,747	216,696	242,510
Net Assets at End of Period	$86,188	$79,000	$231,613	$216,696
Changes in Units
Issued	262	1,752	176	270
Redeemed	(598)	(615)	(1,387)	(1,704)
Net Increase (Decrease)	(336)	1,137	(1,211)	(1,434)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MVP Fusion Dynamic Balanced Fund		AZL MVP Fusion Dynamic Conservative Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5,926	$(5,655)	$1,589	$(943)
Realized Gains (Losses) on Investments, Net	36,598	58,645	7,157	8,832
Net Change in Unrealized Appreciation
(Depreciation) on Investments	67,600	(118,575)	15,835	(20,452)
Net Increase (Decrease) in Net Assets From Operations	110,124	(65,585)	24,581	(12,563)
Contract Transactions-All Products
Purchase Payments	3,071	3,829	5,821	13,586
Transfers Between Funds or (to) from General Account	8,281	(14,218)	8,939	(283)
Surrenders and Terminations	(108,235)	(82,229)	(23,490)	(27,338)
Rescissions	—	(59)	—	(33)
Bonus (Recapture)	27	21	60	34
Contract Maintenance Charge	(196)	(210)	(47)	(47)
Rider Charge	(7,976)	(9,208)	(2,589)	(2,817)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(105,028)	(102,074)	(11,306)	(16,898)
Increase (Decrease) in Net Assets	5,096	(167,659)	13,275	(29,461)
Net Assets at Beginning of Period	836,480	1,004,139	214,900	244,361
Net Assets at End of Period	$841,576	$836,480	$228,175	$214,900
Changes in Units
Issued	741	244	1,019	945
Redeemed	(7,440)	(6,985)	(1,819)	(2,182)
Net Increase (Decrease)	(6,699)	(6,741)	(800)	(1,237)

	AZL MVP Fusion Dynamic Moderate Fund		AZL MVP Global Balanced Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$13,298	$(13,152)	$1,813	$(124)
Realized Gains (Losses) on Investments, Net	93,348	145,900	22,398	9,940
Net Change in Unrealized Appreciation
(Depreciation) on Investments	148,448	(289,558)	65,955	(60,266)
Net Increase (Decrease) in Net Assets From Operations	255,094	(156,810)	90,166	(50,450)
Contract Transactions-All Products
Purchase Payments	8,668	12,935	6,391	11,175
Transfers Between Funds or (to) from General Account	(6,518)	(31,545)	(20,621)	(8,483)
Surrenders and Terminations	(162,771)	(171,372)	(41,106)	(32,076)
Rescissions	(13)	(52)	(60)	(167)
Bonus (Recapture)	81	90	40	32
Contract Maintenance Charge	(409)	(438)	(134)	(141)
Rider Charge	(20,910)	(24,051)	(9,814)	(10,887)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(181,872)	(214,433)	(65,304)	(40,547)
Increase (Decrease) in Net Assets	73,222	(371,243)	24,862	(90,997)
Net Assets at Beginning of Period	1,742,029	2,113,272	645,646	736,643
Net Assets at End of Period	$1,815,251	$1,742,029	$670,508	$645,646
Changes in Units
Issued	551	834	494	876
Redeemed	(12,407)	(15,051)	(5,514)	(4,083)
Net Increase (Decrease)	(11,856)	(14,217)	(5,020)	(3,207)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MVP Growth Index Strategy Fund		AZL MVP Moderate Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11,071	$(20,943)	$3,143	$(2,850)
Realized Gains (Losses) on Investments, Net	98,858	102,464	18,443	22,072
Net Change in Unrealized Appreciation
(Depreciation) on Investments	278,770	(272,084)	49,876	(49,813)
Net Increase (Decrease) in Net Assets From Operations	388,699	(190,563)	71,462	(30,591)
Contract Transactions-All Products
Purchase Payments	25,545	43,552	6,893	10,659
Transfers Between Funds or (to) from General Account	12,299	118,539	(6,412)	(5,864)
Surrenders and Terminations	(171,720)	(152,155)	(25,814)	(23,407)
Rescissions	(236)	(392)	—	(116)
Bonus (Recapture)	125	177	66	77
Contract Maintenance Charge	(397)	(403)	(80)	(82)
Rider Charge	(23,506)	(24,544)	(6,326)	(6,828)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(157,890)	(15,226)	(31,673)	(25,561)
Increase (Decrease) in Net Assets	230,809	(205,789)	39,789	(56,152)
Net Assets at Beginning of Period	2,160,089	2,365,878	432,622	488,774
Net Assets at End of Period	$2,390,898	$2,160,089	$472,411	$432,622
Changes in Units
Issued	2,413	10,089	448	696
Redeemed	(12,273)	(11,319)	(2,428)	(2,346)
Net Increase (Decrease)	(9,860)	(1,230)	(1,980)	(1,650)

	AZL MVP T. Rowe Price Capital Appreciation Plus Fund		AZL Russell 1000 Growth Index Fund Class 1
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,859	$(5,004)	$(33)	$61
Realized Gains (Losses) on Investments, Net	45,523	45,506	8,344	6,419
Net Change in Unrealized Appreciation
(Depreciation) on Investments	139,145	(72,282)	6,130	(7,739)
Net Increase (Decrease) in Net Assets From Operations	188,527	(31,780)	14,441	(1,259)
Contract Transactions-All Products
Purchase Payments	21,329	35,906	79	77
Transfers Between Funds or (to) from General Account	67,564	45,634	(861)	(992)
Surrenders and Terminations	(64,493)	(53,879)	(5,413)	(4,123)
Rescissions	(218)	(190)	—	—
Bonus (Recapture)	147	174	—	—
Contract Maintenance Charge	(151)	(142)	(16)	(19)
Rider Charge	(16,100)	(15,839)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	8,078	11,664	(6,211)	(5,057)
Increase (Decrease) in Net Assets	196,605	(20,116)	8,230	(6,316)
Net Assets at Beginning of Period	955,798	975,914	45,307	51,623
Net Assets at End of Period	$1,152,403	$955,798	$53,537	$45,307
Changes in Units
Issued	6,172	5,948	59	59
Redeemed	(5,588)	(5,156)	(535)	(505)
Net Increase (Decrease)	584	792	(476)	(446)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Russell 1000 Growth Index Fund Class 2		AZL Russell 1000 Value Index Fund Class 1
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(7,436)	$(7,198)	$2,024	$1,888
Realized Gains (Losses) on Investments, Net	86,699	79,197	8,606	15,271
Net Change in Unrealized Appreciation
(Depreciation) on Investments	87,554	(89,087)	20,632	(32,239)
Net Increase (Decrease) in Net Assets From Operations	166,817	(17,088)	31,262	(15,080)
Contract Transactions-All Products
Purchase Payments	2,674	2,525	193	265
Transfers Between Funds or (to) from General Account	(16,878)	(35,905)	(1,812)	(2,853)
Surrenders and Terminations	(74,190)	(82,235)	(14,709)	(16,533)
Rescissions	—	—	—	—
Bonus (Recapture)	126	80	—	—
Contract Maintenance Charge	(115)	(126)	(46)	(51)
Rider Charge	(1,017)	(1,285)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(89,400)	(116,946)	(16,374)	(19,172)
Increase (Decrease) in Net Assets	77,417	(134,034)	14,888	(34,252)
Net Assets at Beginning of Period	540,363	674,397	135,319	169,571
Net Assets at End of Period	$617,780	$540,363	$150,207	$135,319
Changes in Units
Issued	121	119	119	140
Redeemed	(3,548)	(4,995)	(1,625)	(1,910)
Net Increase (Decrease)	(3,427)	(4,876)	(1,506)	(1,770)

	AZL Russell 1000 Value Index Fund Class 2		AZL S&P 500 Index Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(162)	$(615)	$(3,509)	$(3,884)
Realized Gains (Losses) on Investments, Net	21,739	39,455	68,717	82,132
Net Change in Unrealized Appreciation
(Depreciation) on Investments	67,825	(87,370)	143,007	(130,584)
Net Increase (Decrease) in Net Assets From Operations	89,402	(48,530)	208,215	(52,336)
Contract Transactions-All Products
Purchase Payments	1,466	1,335	3,507	4,262
Transfers Between Funds or (to) from General Account	471	(20,509)	(10,281)	(52,831)
Surrenders and Terminations	(49,842)	(63,867)	(106,832)	(110,735)
Rescissions	—	—	(12)	—
Bonus (Recapture)	17	21	124	90
Contract Maintenance Charge	(90)	(99)	(156)	(172)
Rider Charge	(569)	(704)	(1,383)	(1,768)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(48,547)	(83,823)	(115,033)	(161,154)
Increase (Decrease) in Net Assets	40,855	(132,353)	93,182	(213,490)
Net Assets at Beginning of Period	398,225	530,578	771,527	985,017
Net Assets at End of Period	$439,080	$398,225	$864,709	$771,527
Changes in Units
Issued	163	133	193	290
Redeemed	(2,796)	(4,765)	(6,345)	(9,426)
Net Increase (Decrease)	(2,633)	(4,632)	(6,152)	(9,136)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Small Cap Stock Index Fund Class 1		AZL Small Cap Stock Index Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(134)	$(262)	$(5,279)	$(6,651)
Realized Gains (Losses) on Investments, Net	5,268	7,084	47,647	70,331
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,665	(11,165)	38,474	(112,233)
Net Increase (Decrease) in Net Assets From Operations	7,799	(4,343)	80,842	(48,553)
Contract Transactions-All Products
Purchase Payments	8	22	1,486	2,479
Transfers Between Funds or (to) from General Account	(382)	(1,238)	8,181	(21,926)
Surrenders and Terminations	(4,673)	(6,300)	(56,353)	(68,149)
Rescissions	—	—	(1)	—
Bonus (Recapture)	—	—	59	67
Contract Maintenance Charge	(11)	(12)	(87)	(98)
Rider Charge	—	—	(249)	(345)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(5,058)	(7,528)	(46,964)	(87,972)
Increase (Decrease) in Net Assets	2,741	(11,871)	33,878	(136,525)
Net Assets at Beginning of Period	40,530	52,401	425,568	562,093
Net Assets at End of Period	$43,271	$40,530	$459,446	$425,568
Changes in Units
Issued	8	8	489	124
Redeemed	(414)	(589)	(3,001)	(4,472)
Net Increase (Decrease)	(406)	(581)	(2,512)	(4,348)

	AZL T. Rowe Price Capital Appreciation Fund		BlackRock Equity Dividend V.I. Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(25)	$(6,604)	$23	$21
Realized Gains (Losses) on Investments, Net	49,410	56,341	149	122
Net Change in Unrealized Appreciation
(Depreciation) on Investments	58,726	(58,158)	214	(249)
Net Increase (Decrease) in Net Assets From Operations	108,111	(8,421)	386	(106)
Contract Transactions-All Products
Purchase Payments	2,401	2,967	—	—
Transfers Between Funds or (to) from General Account	25,746	3,418	522	431
Surrenders and Terminations	(64,082)	(63,093)	(837)	—
Rescissions	(6)	—	—	—
Bonus (Recapture)	48	20	—	—
Contract Maintenance Charge	(101)	(102)	—	—
Rider Charge	(513)	(629)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(36,507)	(57,419)	(315)	431
Increase (Decrease) in Net Assets	71,604	(65,840)	71	325
Net Assets at Beginning of Period	508,467	574,307	1,369	1,044
Net Assets at End of Period	$580,071	$508,467	$1,440	$1,369
Changes in Units
Issued	1,359	554	25	21
Redeemed	(3,151)	(3,517)	(37)	—
Net Increase (Decrease)	(1,792)	(2,963)	(12)	21

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	BlackRock Global Allocation V.I. Fund		BNY Mellon VIF Appreciation Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(6,862)	$(13,141)	$1	$1
Realized Gains (Losses) on Investments, Net	45,954	65,282	5	8
Net Change in Unrealized Appreciation
(Depreciation) on Investments	127,363	(170,728)	12	(12)
Net Increase (Decrease) in Net Assets From Operations	166,455	(118,587)	18	(3)
Contract Transactions-All Products
Purchase Payments	1,251	1,958	—	—
Transfers Between Funds or (to) from General Account	(42,296)	(44,840)	—	—
Surrenders and Terminations	(119,596)	(134,144)	(23)	(33)
Rescissions	(1)	(10)	—	—
Bonus (Recapture)	5	7	—	—
Contract Maintenance Charge	(255)	(284)	—	—
Rider Charge	(14,292)	(17,327)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(175,184)	(194,640)	(23)	(33)
Increase (Decrease) in Net Assets	(8,729)	(313,227)	(5)	(36)
Net Assets at Beginning of Period	1,135,560	1,448,787	55	91
Net Assets at End of Period	$1,126,831	$1,135,560	$50	$55
Changes in Units
Issued	97	156	—	—
Redeemed	(13,809)	(15,399)	—	(2)
Net Increase (Decrease)	(13,712)	(15,243)	—	(2)

	ClearBridge Variable Aggressive Growth Portfolio		Columbia Variable Portfolio – Seligman Global Technology Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4	$1	$(18)	$(19)
Realized Gains (Losses) on Investments, Net	(3)	88	173	121
Net Change in Unrealized Appreciation
(Depreciation) on Investments	259	(204)	276	(192)
Net Increase (Decrease) in Net Assets From Operations	260	(115)	431	(90)
Contract Transactions-All Products
Purchase Payments	—	95	—	—
Transfers Between Funds or (to) from General Account	(176)	(28)	(9)	—
Surrenders and Terminations	(114)	(34)	(150)	(98)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(290)	33	(159)	(98)
Increase (Decrease) in Net Assets	(30)	(82)	272	(188)
Net Assets at Beginning of Period	1,200	1,282	872	1,060
Net Assets at End of Period	$1,170	$1,200	$1,144	$872
Changes in Units
Issued	—	4	—	—
Redeemed	(12)	(3)	(6)	(5)
Net Increase (Decrease)	(12)	1	(6)	(5)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(294)	$(533)	$(1)	$3
Realized Gains (Losses) on Investments, Net	3,012	8,295	22	22
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6,642	(14,001)	41	(43)
Net Increase (Decrease) in Net Assets From Operations	9,360	(6,239)	62	(18)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	175	(2,210)	—	—
Surrenders and Terminations	(4,743)	(6,636)	(56)	(46)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(9)	(10)	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,577)	(8,856)	(56)	(46)
Increase (Decrease) in Net Assets	4,783	(15,095)	6	(64)
Net Assets at Beginning of Period	42,277	57,372	260	324
Net Assets at End of Period	$47,060	$42,277	$266	$260
Changes in Units
Issued	4	—	—	—
Redeemed	(208)	(380)	(1)	(1)
Net Increase (Decrease)	(204)	(380)	(1)	(1)

	Eaton Vance VT Floating-Rate Income Fund		Fidelity VIP Emerging Markets Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$147	$181	$55	$14
Realized Gains (Losses) on Investments, Net	(67)	5	17	23
Net Change in Unrealized Appreciation
(Depreciation) on Investments	281	(326)	1,143	(990)
Net Increase (Decrease) in Net Assets From Operations	361	(140)	1,215	(953)
Contract Transactions-All Products
Purchase Payments	4	—	—	—
Transfers Between Funds or (to) from General Account	(5,960)	2,814	(112)	2,547
Surrenders and Terminations	(289)	(760)	(1)	(16)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,245)	2,054	(113)	2,531
Increase (Decrease) in Net Assets	(5,884)	1,914	1,102	1,578
Net Assets at Beginning of Period	7,662	5,748	4,333	2,755
Net Assets at End of Period	$1,778	$7,662	$5,435	$4,333
Changes in Units
Issued	—	162	—	203
Redeemed	(361)	(46)	(11)	(1)
Net Increase (Decrease)	(361)	116	(11)	202

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Fidelity VIP FundsManager 50% Portfolio		Fidelity VIP FundsManager 60% Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(57)	$(162)	$(476)	$(865)
Realized Gains (Losses) on Investments, Net	2,086	2,533	11,907	12,721
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,275	(4,184)	2,943	(19,626)
Net Increase (Decrease) in Net Assets From Operations	3,304	(1,813)	14,374	(7,770)
Contract Transactions-All Products
Purchase Payments	38	47	37	144
Transfers Between Funds or (to) from General Account	(1,742)	(1,533)	(5,748)	(6,078)
Surrenders and Terminations	(2,085)	(3,063)	(9,250)	(10,480)
Rescissions	—	(3)	—	(4)
Bonus (Recapture)	1	—	1	1
Contract Maintenance Charge	(5)	(5)	(15)	(17)
Rider Charge	(270)	(328)	(876)	(1,087)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,063)	(4,885)	(15,851)	(17,521)
Increase (Decrease) in Net Assets	(759)	(6,698)	(1,477)	(25,291)
Net Assets at Beginning of Period	23,202	29,900	86,245	111,536
Net Assets at End of Period	$22,443	$23,202	$84,768	$86,245
Changes in Units
Issued	2	3	2	10
Redeemed	(281)	(338)	(1,088)	(1,229)
Net Increase (Decrease)	(279)	(335)	(1,086)	(1,219)

	Fidelity VIP Mid Cap Portfolio		Fidelity VIP Strategic Income Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$4	$50	$68
Realized Gains (Losses) on Investments, Net	52	462	7	3
Net Change in Unrealized Appreciation
(Depreciation) on Investments	56	(573)	126	(134)
Net Increase (Decrease) in Net Assets From Operations	109	(107)	183	(63)
Contract Transactions-All Products
Purchase Payments	—	—	10	4
Transfers Between Funds or (to) from General Account	(142)	(3,522)	(221)	326
Surrenders and Terminations	—	(10)	(155)	(32)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(142)	(3,532)	(366)	298
Increase (Decrease) in Net Assets	(33)	(3,639)	(183)	235
Net Assets at Beginning of Period	515	4,154	2,007	1,772
Net Assets at End of Period	$482	$515	$1,824	$2,007
Changes in Units
Issued	—	—	—	16
Redeemed	(3)	(56)	(17)	(2)
Net Increase (Decrease)	(3)	(56)	(17)	14

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Franklin Allocation VIP Fund		Franklin Income VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,163	$816	$39,598	$37,542
Realized Gains (Losses) on Investments, Net	5,381	3,000	22,530	9,184
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8,125	(16,011)	79,604	(113,071)
Net Increase (Decrease) in Net Assets From Operations	14,669	(12,195)	141,732	(66,345)
Contract Transactions-All Products
Purchase Payments	7	7	2,104	2,621
Transfers Between Funds or (to) from General Account	33	(3,135)	(7,581)	(69,998)
Surrenders and Terminations	(9,112)	(11,360)	(99,490)	(107,666)
Rescissions	—	—	(4)	(8)
Bonus (Recapture)	—	—	15	11
Contract Maintenance Charge	(22)	(24)	(233)	(253)
Rider Charge	(22)	(30)	(8,308)	(9,687)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,116)	(14,542)	(113,497)	(184,980)
Increase (Decrease) in Net Assets	5,553	(26,737)	28,235	(251,325)
Net Assets at Beginning of Period	88,663	115,400	1,037,495	1,288,820
Net Assets at End of Period	$94,216	$88,663	$1,065,730	$1,037,495
Changes in Units
Issued	1	1	87	357
Redeemed	(812)	(1,275)	(1,960)	(3,274)
Net Increase (Decrease)	(811)	(1,274)	(1,873)	(2,917)

	Franklin Mutual Shares VIP Fund		Franklin Rising Dividends VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(391)	$1,786	$(866)	$(955)
Realized Gains (Losses) on Investments, Net	38,050	23,701	40,783	24,242
Net Change in Unrealized Appreciation
(Depreciation) on Investments	27,728	(67,966)	10,721	(37,116)
Net Increase (Decrease) in Net Assets From Operations	65,387	(42,479)	50,638	(13,829)
Contract Transactions-All Products
Purchase Payments	305	242	134	300
Transfers Between Funds or (to) from General Account	3,037	(22,885)	(108)	(6,655)
Surrenders and Terminations	(45,923)	(53,055)	(26,069)	(28,600)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(89)	(98)	(50)	(54)
Rider Charge	(392)	(520)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(43,062)	(76,316)	(26,093)	(35,009)
Increase (Decrease) in Net Assets	22,325	(118,795)	24,545	(48,838)
Net Assets at Beginning of Period	338,348	457,143	194,815	243,653
Net Assets at End of Period	$360,673	$338,348	$219,360	$194,815
Changes in Units
Issued	184	111	42	89
Redeemed	(1,814)	(2,761)	(441)	(677)
Net Increase (Decrease)	(1,630)	(2,650)	(399)	(588)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Franklin Strategic Income VIP Fund		Franklin U.S. Government Securities VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$41	$22	$2,456	$2,425
Realized Gains (Losses) on Investments, Net	(14)	(10)	(2,220)	(4,011)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	36	(35)	6,982	(2,299)
Net Increase (Decrease) in Net Assets From Operations	63	(23)	7,218	(3,885)
Contract Transactions-All Products
Purchase Payments	—	—	190	310
Transfers Between Funds or (to) from General Account	(168)	(64)	3,148	(7,965)
Surrenders and Terminations	(3)	(49)	(30,045)	(28,248)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	4	2
Contract Maintenance Charge	—	—	(70)	(78)
Rider Charge	—	—	(1,150)	(1,409)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(171)	(113)	(27,923)	(37,388)
Increase (Decrease) in Net Assets	(108)	(136)	(20,705)	(41,273)
Net Assets at Beginning of Period	832	968	221,290	262,563
Net Assets at End of Period	$724	$832	$200,585	$221,290
Changes in Units
Issued	—	—	119	19
Redeemed	(7)	(4)	(1,146)	(1,464)
Net Increase (Decrease)	(7)	(4)	(1,027)	(1,445)

	Invesco Oppenheimer V.I. Global Strategic Income Fund		Invesco Oppenheimer V.I. International Growth Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$46	$80	$8	$6
Realized Gains (Losses) on Investments, Net	(30)	(50)	57	23
Net Change in Unrealized Appreciation
(Depreciation) on Investments	180	(198)	328	(418)
Net Increase (Decrease) in Net Assets From Operations	196	(168)	393	(389)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	88	(102)	(225)	481
Surrenders and Terminations	(268)	(344)	(611)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(1)	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(181)	(447)	(836)	481
Increase (Decrease) in Net Assets	15	(615)	(443)	92
Net Assets at Beginning of Period	2,288	2,903	1,724	1,632
Net Assets at End of Period	$2,303	$2,288	$1,281	$1,724
Changes in Units
Issued	3	—	—	19
Redeemed	(11)	(18)	(33)	—
Net Increase (Decrease)	(8)	(18)	(33)	19

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Invesco V.I. American Value Fund		Invesco V.I. Balanced-Risk Allocation Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$(1)	$(2)	$10
Realized Gains (Losses) on Investments, Net	46	97	(111)	85
Net Change in Unrealized Appreciation
(Depreciation) on Investments	123	(166)	207	(165)
Net Increase (Decrease) in Net Assets From Operations	169	(70)	94	(70)
Contract Transactions-All Products
Purchase Payments	—	80	—	—
Transfers Between Funds or (to) from General Account	320	(11)	—	—
Surrenders and Terminations	(230)	—	(636)	(21)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	90	69	(636)	(21)
Increase (Decrease) in Net Assets	259	(1)	(542)	(91)
Net Assets at Beginning of Period	521	522	924	1,015
Net Assets at End of Period	$780	$521	$382	$924
Changes in Units
Issued	9	2	—	—
Redeemed	(5)	—	(30)	(1)
Net Increase (Decrease)	4	2	(30)	(1)

	Ivy VIP Asset Strategy Portfolio		Ivy VIP Energy Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$15	$14	$(1)	$(2)
Realized Gains (Losses) on Investments, Net	10	25	(118)	(12)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	140	(90)	126	(142)
Net Increase (Decrease) in Net Assets From Operations	165	(51)	7	(156)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	(29)	(40)
Surrenders and Terminations	(117)	(57)	(148)	(94)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(117)	(57)	(177)	(134)
Increase (Decrease) in Net Assets	48	(108)	(170)	(290)
Net Assets at Beginning of Period	830	938	298	588
Net Assets at End of Period	$878	$830	$128	$298
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(1)	(22)	(11)
Net Increase (Decrease)	(1)	(1)	(22)	(11)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Ivy VIP Growth Portfolio		Ivy VIP Mid Cap Growth Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1)	$(1)	$(2)	$(2)
Realized Gains (Losses) on Investments, Net	95	37	107	44
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23	(38)	62	(44)
Net Increase (Decrease) in Net Assets From Operations	117	(2)	167	(2)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(5)	95	122	(14)
Surrenders and Terminations	(117)	(2)	(1)	(127)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(122)	93	121	(141)
Increase (Decrease) in Net Assets	(5)	91	288	(143)
Net Assets at Beginning of Period	403	312	410	553
Net Assets at End of Period	$398	$403	$698	$410
Changes in Units
Issued	—	1	2	—
Redeemed	(1)	—	—	(4)
Net Increase (Decrease)	(1)	1	2	(4)

	Ivy VIP Natural Resources Portfolio		Ivy VIP Science and Technology Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$—	$(4)	$(4)
Realized Gains (Losses) on Investments, Net	(4)	—	174	207
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9	(17)	360	(269)
Net Increase (Decrease) in Net Assets From Operations	6	(17)	530	(66)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	4	5	(142)	(80)
Surrenders and Terminations	(11)	(1)	(342)	(31)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(7)	4	(484)	(111)
Increase (Decrease) in Net Assets	(1)	(13)	46	(177)
Net Assets at Beginning of Period	61	74	1,257	1,434
Net Assets at End of Period	$60	$61	$1,303	$1,257
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	(3)	—
Net Increase (Decrease)	—	—	(3)	—

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	JPMorgan Insurance Trust Core Bond Portfolio		Lazard Retirement International Equity Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$188	$137	$—	$3
Realized Gains (Losses) on Investments, Net	69	(103)	(3)	11
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,002	(303)	48	(51)
Net Increase (Decrease) in Net Assets From Operations	1,259	(269)	45	(37)
Contract Transactions-All Products
Purchase Payments	147	249	—	—
Transfers Between Funds or (to) from General Account	3,422	4,713	(5)	1
Surrenders and Terminations	(2,460)	(2,130)	(4)	(11)
Rescissions	—	—	—	—
Bonus (Recapture)	2	3	—	—
Contract Maintenance Charge	(3)	(3)	—	—
Rider Charge	(220)	(196)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	888	2,636	(9)	(10)
Increase (Decrease) in Net Assets	2,147	2,367	36	(47)
Net Assets at Beginning of Period	19,933	17,566	224	271
Net Assets at End of Period	$22,080	$19,933	$260	$224
Changes in Units
Issued	255	378	—	—
Redeemed	(193)	(184)	—	(1)
Net Increase (Decrease)	62	194	—	(1)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio		MFS International Intrinsic Value Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(6)	$(13)	$27	$14
Realized Gains (Losses) on Investments, Net	(169)	207	123	47
Net Change in Unrealized Appreciation
(Depreciation) on Investments	759	(843)	350	(293)
Net Increase (Decrease) in Net Assets From Operations	584	(649)	500	(232)
Contract Transactions-All Products
Purchase Payments	—	3	—	95
Transfers Between Funds or (to) from General Account	482	(770)	(71)	15
Surrenders and Terminations	(157)	(35)	(88)	(63)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	325	(802)	(159)	47
Increase (Decrease) in Net Assets	909	(1,451)	341	(185)
Net Assets at Beginning of Period	2,951	4,402	2,035	2,220
Net Assets at End of Period	$3,860	$2,951	$2,376	$2,035
Changes in Units
Issued	4	—	—	6
Redeemed	(3)	(21)	(8)	(4)
Net Increase (Decrease)	1	(21)	(8)	2

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	MFS VIT Total Return Bond Portfolio		MFS VIT Utilities Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$605	$492	$84	$1
Realized Gains (Losses) on Investments, Net	109	(346)	147	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,922	(919)	31	—
Net Increase (Decrease) in Net Assets From Operations	2,636	(773)	262	1
Contract Transactions-All Products
Purchase Payments	1,454	932	—	—
Transfers Between Funds or (to) from General Account	5,499	7,953	130	(26)
Surrenders and Terminations	(5,727)	(3,663)	(54)	(6)
Rescissions	(36)	—	—	—
Bonus (Recapture)	40	12	—	—
Contract Maintenance Charge	(5)	(4)	—	—
Rider Charge	(342)	(327)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	883	4,903	76	(32)
Increase (Decrease) in Net Assets	3,519	4,130	338	(31)
Net Assets at Beginning of Period	31,518	27,388	93	124
Net Assets at End of Period	$35,037	$31,518	$431	$93
Changes in Units
Issued	378	507	10	—
Redeemed	(333)	(230)	(2)	(1)
Net Increase (Decrease)	45	277	8	(1)

	Oppenheimer Global Multi-Alternatives Fund/VA		PIMCO VIT All Asset Portfolio
	2019 (A)	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$—	$3,663	$4,873
Realized Gains (Losses) on Investments, Net	(3)	—	(1,134)	(1,089)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5	(3)	27,382	(29,361)
Net Increase (Decrease) in Net Assets From Operations	3	(3)	29,911	(25,577)
Contract Transactions-All Products
Purchase Payments	—	—	637	866
Transfers Between Funds or (to) from General Account	(92)	72	(3,315)	(16,925)
Surrenders and Terminations	(8)	(2)	(31,496)	(33,325)
Rescissions	—	—	(1)	(23)
Bonus (Recapture)	—	—	12	8
Contract Maintenance Charge	—	—	(80)	(87)
Rider Charge	—	—	(3,430)	(4,049)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(100)	70	(37,673)	(53,535)
Increase (Decrease) in Net Assets	(97)	67	(7,762)	(79,112)
Net Assets at Beginning of Period	97	30	315,960	395,072
Net Assets at End of Period	$—	$97	$308,198	$315,960
Changes in Units
Issued	—	7	43	55
Redeemed	(10)	—	(2,256)	(3,256)
Net Increase (Decrease)	(10)	7	(2,213)	(3,201)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Balanced Allocation Portfolio		PIMCO VIT CommodityRealReturn Strategy Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$545	$(142)	$971	$(22)
Realized Gains (Losses) on Investments, Net	1	10,480	(6,289)	(9,264)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,854	(16,016)	8,893	1,378
Net Increase (Decrease) in Net Assets From Operations	12,400	(5,678)	3,575	(7,908)
Contract Transactions-All Products
Purchase Payments	219	426	32	24
Transfers Between Funds or (to) from General Account	(1,756)	(2,204)	3,717	(1,355)
Surrenders and Terminations	(4,837)	(4,815)	(5,714)	(6,289)
Rescissions	—	(2)	—	—
Bonus (Recapture)	3	6	—	—
Contract Maintenance Charge	(18)	(19)	(12)	(13)
Rider Charge	(1,060)	(1,159)	(45)	(66)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(7,449)	(7,767)	(2,022)	(7,699)
Increase (Decrease) in Net Assets	4,951	(13,445)	1,553	(15,607)
Net Assets at Beginning of Period	74,432	87,877	39,993	55,600
Net Assets at End of Period	$79,383	$74,432	$41,546	$39,993
Changes in Units
Issued	19	40	695	7
Redeemed	(682)	(762)	(1,072)	(1,329)
Net Increase (Decrease)	(663)	(722)	(377)	(1,322)

	PIMCO VIT Dynamic Bond Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5,275	$2,692	$2,671	$2,838
Realized Gains (Losses) on Investments, Net	283	696	(856)	(2,157)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	459	(4,346)	10,647	(9,212)
Net Increase (Decrease) in Net Assets From Operations	6,017	(958)	12,462	(8,531)
Contract Transactions-All Products
Purchase Payments	79	104	47	59
Transfers Between Funds or (to) from General Account	5,509	(9,000)	(2,890)	552
Surrenders and Terminations	(24,281)	(20,180)	(19,389)	(23,967)
Rescissions	(2)	—	(1)	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(39)	(43)	(26)	(29)
Rider Charge	(2,088)	(2,483)	(917)	(1,158)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,822)	(31,601)	(23,176)	(24,543)
Increase (Decrease) in Net Assets	(14,805)	(32,559)	(10,714)	(33,074)
Net Assets at Beginning of Period	187,198	219,757	105,980	139,054
Net Assets at End of Period	$172,393	$187,198	$95,266	$105,980
Changes in Units
Issued	513	10	3	26
Redeemed	(2,447)	(2,982)	(1,242)	(1,421)
Net Increase (Decrease)	(1,934)	(2,972)	(1,239)	(1,395)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)		PIMCO VIT Global Core Bond (Hedged) Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$293	$2,698	$604	$111
Realized Gains (Losses) on Investments, Net	(1,399)	(950)	581	(437)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,294	(5,591)	4,624	(224)
Net Increase (Decrease) in Net Assets From Operations	2,188	(3,843)	5,809	(550)
Contract Transactions-All Products
Purchase Payments	12	27	470	1,277
Transfers Between Funds or (to) from General Account	1,492	(1,211)	837	11,894
Surrenders and Terminations	(7,560)	(10,601)	(18,826)	(10,371)
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	6	21
Contract Maintenance Charge	(16)	(18)	(23)	(24)
Rider Charge	(336)	(429)	(1,088)	(1,251)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,408)	(12,231)	(18,624)	1,546
Increase (Decrease) in Net Assets	(4,220)	(16,074)	(12,815)	996
Net Assets at Beginning of Period	55,781	71,855	98,630	97,634
Net Assets at End of Period	$51,561	$55,781	$85,815	$98,630
Changes in Units
Issued	122	3	143	1,415
Redeemed	(637)	(961)	(2,034)	(1,228)
Net Increase (Decrease)	(515)	(958)	(1,891)	187

	PIMCO VIT Global Managed Asset Allocation Portfolio		PIMCO VIT High Yield Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$647	$23	$19,634	$23,010
Realized Gains (Losses) on Investments, Net	(494)	12,402	(490)	(2,846)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	19,029	(22,840)	52,496	(47,202)
Net Increase (Decrease) in Net Assets From Operations	19,182	(10,415)	71,640	(27,038)
Contract Transactions-All Products
Purchase Payments	196	213	325	753
Transfers Between Funds or (to) from General Account	(4,151)	(7,850)	(5,464)	(14,788)
Surrenders and Terminations	(14,536)	(15,269)	(86,724)	(77,772)
Rescissions	—	(5)	(1)	(17)
Bonus (Recapture)	1	2	3	6
Contract Maintenance Charge	(37)	(41)	(136)	(149)
Rider Charge	(2,223)	(2,680)	(6,101)	(7,296)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,750)	(25,630)	(98,098)	(99,263)
Increase (Decrease) in Net Assets	(1,568)	(36,045)	(26,458)	(126,301)
Net Assets at Beginning of Period	134,729	170,774	586,686	712,987
Net Assets at End of Period	$133,161	$134,729	$560,228	$586,686
Changes in Units
Issued	16	18	17	37
Redeemed	(1,734)	(2,189)	(4,245)	(4,595)
Net Increase (Decrease)	(1,718)	(2,171)	(4,228)	(4,558)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Long-Term U.S. Government Portfolio		PIMCO VIT Low Duration Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11	$4	$190	$41
Realized Gains (Losses) on Investments, Net	79	(76)	(1)	(15)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	82	1	85	(20)
Net Increase (Decrease) in Net Assets From Operations	172	(71)	274	6
Contract Transactions-All Products
Purchase Payments	139	13	16	74
Transfers Between Funds or (to) from General Account	5,321	577	3,373	3,455
Surrenders and Terminations	(1,274)	(66)	(417)	(337)
Rescissions	(6)	—	—	—
Bonus (Recapture)	7	1	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(21)	(4)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	4,166	521	2,972	3,192
Increase (Decrease) in Net Assets	4,338	450	3,246	3,198
Net Assets at Beginning of Period	774	324	5,415	2,217
Net Assets at End of Period	$5,112	$774	$8,661	$5,415
Changes in Units
Issued	196	21	180	190
Redeemed	(50)	(3)	(23)	(18)
Net Increase (Decrease)	146	18	157	172

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Global Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(180)	$2,622	$(1,145)	$(1,348)
Realized Gains (Losses) on Investments, Net	(3,885)	(7,054)	(6,434)	34,083
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23,687	(9,398)	60,145	(65,109)
Net Increase (Decrease) in Net Assets From Operations	19,622	(13,830)	52,566	(32,374)
Contract Transactions-All Products
Purchase Payments	349	507	281	879
Transfers Between Funds or (to) from General Account	2,834	(8,037)	(914)	(9,414)
Surrenders and Terminations	(46,532)	(43,561)	(26,808)	(31,727)
Rescissions	(3)	(1)	(3)	—
Bonus (Recapture)	5	6	1	1
Contract Maintenance Charge	(86)	(94)	(57)	(63)
Rider Charge	(2,835)	(3,442)	(113)	(149)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(46,268)	(54,622)	(27,613)	(40,473)
Increase (Decrease) in Net Assets	(26,646)	(68,452)	24,953	(72,847)
Net Assets at Beginning of Period	311,183	379,635	219,308	292,155
Net Assets at End of Period	$284,537	$311,183	$244,261	$219,308
Changes in Units
Issued	205	42	66	236
Redeemed	(3,342)	(3,875)	(2,232)	(3,302)
Net Increase (Decrease)	(3,137)	(3,833)	(2,166)	(3,066)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Total Return Portfolio		QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11,257	$7,527	$3	$2
Realized Gains (Losses) on Investments, Net	(3,047)	2,542	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	47,501	(33,339)	26	(17)
Net Increase (Decrease) in Net Assets From Operations	55,711	(23,270)	29	(15)
Contract Transactions-All Products
Purchase Payments	2,903	3,848	—	8
Transfers Between Funds or (to) from General Account	27,925	14,905	13	144
Surrenders and Terminations	(124,253)	(122,687)	(13)	(3)
Rescissions	(80)	(154)	—	—
Bonus (Recapture)	25	52	—	—
Contract Maintenance Charge	(228)	(245)	—	—
Rider Charge	(7,458)	(8,717)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(101,166)	(112,998)	—	149
Increase (Decrease) in Net Assets	(45,455)	(136,268)	29	134
Net Assets at Beginning of Period	881,868	1,018,136	199	65
Net Assets at End of Period	$836,413	$881,868	$228	$199
Changes in Units
Issued	1,479	923	1	11
Redeemed	(6,542)	(6,844)	(1)	(1)
Net Increase (Decrease)	(5,063)	(5,921)	—	10

	RCM Dynamic Multi-Asset Plus VIT Portfolio		T. Rowe Price Blue Chip Growth Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$6	$(11)	$(17)	$(10)
Realized Gains (Losses) on Investments, Net	438	269	486	261
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,385	(1,951)	732	(210)
Net Increase (Decrease) in Net Assets From Operations	2,829	(1,693)	1,201	41
Contract Transactions-All Products
Purchase Payments	909	1,618	—	9
Transfers Between Funds or (to) from General Account	(4,192)	2,728	2,501	174
Surrenders and Terminations	(1,092)	(1,241)	(808)	—
Rescissions	(51)	(58)	—	—
Bonus (Recapture)	5	12	—	—
Contract Maintenance Charge	(4)	(4)	—	—
Rider Charge	(313)	(362)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,738)	2,693	1,693	183
Increase (Decrease) in Net Assets	(1,909)	1,000	2,894	224
Net Assets at Beginning of Period	21,702	20,702	2,919	2,695
Net Assets at End of Period	$19,793	$21,702	$5,813	$2,919
Changes in Units
Issued	86	423	58	4
Redeemed	(537)	(158)	(17)	—
Net Increase (Decrease)	(451)	265	41	4

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	T. Rowe Price Equity Income Portfolio		T. Rowe Price Health Sciences Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$24	$23	$(3)	$(4)
Realized Gains (Losses) on Investments, Net	64	145	97	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	241	(327)	193	(87)
Net Increase (Decrease) in Net Assets From Operations	329	(159)	287	18
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(300)	80	(58)	(104)
Surrenders and Terminations	(147)	(111)	(148)	(34)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(447)	(31)	(206)	(138)
Increase (Decrease) in Net Assets	(118)	(190)	81	(120)
Net Assets at Beginning of Period	1,438	1,628	1,113	1,233
Net Assets at End of Period	$1,320	$1,438	$1,194	$1,113
Changes in Units
Issued	—	3	—	—
Redeemed	(15)	(4)	(3)	(1)
Net Increase (Decrease)	(15)	(1)	(3)	(1)

	Templeton Global Bond VIP Fund		Templeton Growth VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$32,257	$(10,911)	$2,191	$471
Realized Gains (Losses) on Investments, Net	(7,918)	(9,935)	39,212	32,001
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21,174)	23,319	(13,313)	(78,784)
Net Increase (Decrease) in Net Assets From Operations	3,165	2,473	28,090	(46,312)
Contract Transactions-All Products
Purchase Payments	464	695	168	352
Transfers Between Funds or (to) from General Account	33,272	(15,483)	9,401	(14,030)
Surrenders and Terminations	(91,356)	(80,859)	(28,400)	(35,289)
Rescissions	—	(3)	—	—
Bonus (Recapture)	6	6	—	(1)
Contract Maintenance Charge	(158)	(175)	(70)	(81)
Rider Charge	(6,393)	(7,889)	(301)	(402)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(64,165)	(103,708)	(19,202)	(49,451)
Increase (Decrease) in Net Assets	(61,000)	(101,235)	8,888	(95,763)
Net Assets at Beginning of Period	616,889	718,124	224,433	320,196
Net Assets at End of Period	$555,889	$616,889	$233,321	$224,433
Changes in Units
Issued	738	25	401	195
Redeemed	(2,129)	(2,333)	(1,277)	(1,894)
Net Increase (Decrease)	(1,391)	(2,308)	(876)	(1,699)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Total All Funds
	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$147,413	$(22,799)
Realized Gains (Losses) on Investments, Net	958,614	1,145,248
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,178,352	(2,744,045)
Net Increase (Decrease) in Net Assets From Operations	3,284,379	(1,621,596)
Contract Transactions-All Products
Purchase Payments	1,017,329	649,956
Transfers Between Funds or (to) from General Account	(548,300)	(603,587)
Surrenders and Terminations	(2,537,963)	(2,544,226)
Rescissions	(11,095)	(5,806)
Bonus (Recapture)	1,562	1,413
Contract Maintenance Charge	(4,797)	(5,156)
Rider Charge	(188,686)	(214,013)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,271,950)	(2,721,419)
Increase (Decrease) in Net Assets	1,012,429	(4,343,015)
Net Assets at Beginning of Period	21,583,002	25,926,017
Net Assets at End of Period	$22,595,431	$21,583,002
Changes in Units
Issued	96,804	71,172
Redeemed	(230,189)	(225,785)
Net Increase (Decrease)	(133,385)	(154,613)

(A)	Fund terminated in 2019. See Footnote 1 for further details.
(B)	Fund terminated in 2018. See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(1) Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). Allianz Life applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established on May 31, 1985, and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.
The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct. Allianz Life products offered under the Variable Account are listed below. The products denoted with an asterisk are actively being marketed.

•	Allianz Alterity

•	Allianz Charter

•	Allianz Connections*

•	Allianz Custom Income

•	Allianz Dimensions

•	Allianz Elite

•	Allianz High Five

•	Allianz Index Advantage*

•	Allianz Retirement Advantage

•	Allianz Retirement Pro

•	Allianz Rewards

•	Allianz Valuemark

•	Allianz Vision*
The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Generally, each multiple-class fund is presented on an aggregate basis. When mergers occur, the fund will generally be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL Morgan Stanley Global Real Estate Fund Class 1 †	Allianz Investment Management, LLC

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

Fund	Investment Adviser
AZL Morgan Stanley Global Real Estate Fund Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Balanced Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Conservative Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Moderate Fund *†	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund *†	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund *	BlackRock Advisors, LLC
BNY Mellon VIF Appreciation Portfolio *	BNY Mellon Investment Adviser, Inc
ClearBridge Variable Aggressive Growth Portfolio	Legg Mason Partners Fund Advisor, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.
Eaton Vance VT Floating-Rate Income Fund *	Eaton Vance Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP FundsManager 50% Portfolio	FMR Co., Inc.
Fidelity VIP FundsManager 60% Portfolio	FMR Co., Inc.
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Allocation VIP Fund *	Franklin Templeton Services, LLC
Franklin Income VIP Fund *	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund *	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund *	Franklin Advisers, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

Fund	Investment Adviser
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Ivy VIP Asset Strategy Portfolio *	Ivy Investment Management Company
Ivy VIP Energy Portfolio *	Ivy Investment Management Company
Ivy VIP Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Mid Cap Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Natural Resources Portfolio *	Ivy Investment Management Company
Ivy VIP Science and Technology Portfolio *	Ivy Investment Management Company
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio *	Lazard Asset Management, LLC
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Dynamic Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Managed Asset Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC
RCM Dynamic Multi-Asset Plus VIT Portfolio *†	Allianz Global Investors U.S., LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisors, Inc.
Templeton Growth VIP Fund *	Templeton Global Advisors Limited

*	Fund contains share classes which assess 12b-1 fees.
†	The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

During the years ended December 31, 2019 and 2018, the following funds changed their name:

Prior Fund Name	Current Fund Name	Effective Date
AZL MVP Pyramis Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	April 20, 2018
AZL Pyramis Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	April 20, 2018
AZL Pyramis Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	April 20, 2018
AZL Pyramis Total Bond Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	April 20, 2018
PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	July 30, 2018
PIMCO VIT Unconstrained Bond Portfolio	PIMCO VIT Dynamic Bond Portfolio	July 30, 2018
Franklin Founding Funds Allocation VIP Fund	Franklin Allocation VIP Fund	May 1, 2019
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	May 24, 2019
Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund	May 24, 2019
MFS VIT II International Value Portfolio	MFS International Intrinsic Value Portfolio	June 1, 2019
Dreyfus VIF Appreciation Portfolio	BNY Mellon VIF Appreciation Portfolio	June 3, 2019
PIMCO VIT Global Multi‐Asset Managed Allocation Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	October 1, 2019
AZL MVP BlackRock Global Strategy Plus Fund	AZL MVP Global Balanced Index Strategy Fund	November 18, 2019
During the years ended December 31, 2019 and 2018, the following funds were closed to new money:

Fund	Date Closed
Allianz NFJ Dividend Value VIT Portfolio	April 20, 2018
Oppenheimer Global Multi-Alternatives Fund/VA	April 29, 2019
During the years ended December 31, 2019 and 2018, no funds were added as available options.
During the years ended December 31, 2019 and 2018, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Allianz NFJ Dividend Value VIT Portfolio	AZL Russell 1000 Value Index Fund Class 2	April 20, 2018
Oppenheimer Global Multi-Alternatives Fund/VA	AZL Government Money Market Fund	April 29, 2019

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.

The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a) Quoted prices for similar assets or liabilities in active markets.
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c) Inputs other than quoted prices that are observable.
(d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2019, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC, which differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts including the fixed account (net) include transfers of all or part of the contract owners' interest to or from another eligible subaccount from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life’s expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2019:

Mortality and Expense Risk Charges
Allianz Life assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.30% to 3.40% annually during the accumulation phase, or from 1.00% to 2.20% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a commutation fee or withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These commutation and withdrawal charges are imposed as a percentage, with a range of 1.0% to 8.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges
For certain contracts, optional benefit riders are available for an additional charge to the contractholder. The rider charges are imposed as a percentage of the benefit's guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase. These include:

•	Investment Protector: 1.05% to 1.35%

•	Income Protector: 1.00% to 1.75%

•	Income Focus: 1.30%

•	Maximum Anniversary Value Death Benefit: 0.20%

•	Income Benefit: 0.70%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are assessed through the redemption of subaccount units during the accumulation phase.

Other Contract Charges
For certain contracts there are additional fees, as described below.

•
Account Fee - ranges from 0.80% to 1.15% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.

•
Product Fee - ranges from 0.25% to 1.25% annually and are accrued on a daily basis as a percentage of the prior quarterly anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.

•
Increased Annuity Payment Benefit charge - ranges from $0.95 to $9.97 per $100 of the basic annuity payment, depending on the annuitant's age and gender. The charge is assessed by a reduction in the annuity payments during the annuity phase.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

•
Guaranteed Value Protection Benefits charge will not be more than 5% of the contract anniversary value and assessed through the redemption of subaccount accumulation units during the accumulation phase.

Additional details on charges and fees can be found in the respective product prospectus.
(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.
(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2019, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$48,057	$75,569
AZL DFA Five-Year Global Fixed Income Fund	11,459	9,608
AZL DFA Multi-Strategy Fund	70,095	156,480
AZL Enhanced Bond Index Fund	10,011	8,615
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	33,693	59,314
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	3,269	3,354
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	30,350	46,767
AZL Gateway Fund	8,615	12,861
AZL Government Money Market Fund	723,541	687,209
AZL International Index Fund Class 1	5,424	13,048
AZL International Index Fund Class 2	41,599	98,524
AZL MetWest Total Return Bond Fund	5,947	5,829
AZL Mid Cap Index Fund Class 1	8,475	5,585
AZL Mid Cap Index Fund Class 2	62,524	98,448
AZL Moderate Index Strategy Fund	70,196	112,923
AZL Morgan Stanley Global Real Estate Fund Class 1	665	2,596
AZL Morgan Stanley Global Real Estate Fund Class 2	7,764	16,965
AZL MSCI Emerging Markets Equity Index Class 1	845	2,028
AZL MSCI Emerging Markets Equity Index Class 2	13,611	23,295
AZL MSCI Global Equity Index Fund	1,223	3,458
AZL MVP Balanced Index Strategy Fund	38,642	46,457
AZL MVP DFA Multi-Strategy Fund	9,094	12,156
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	14,624	24,742
AZL MVP Fusion Dynamic Balanced Fund	91,775	153,292
AZL MVP Fusion Dynamic Conservative Fund	51,068	53,717
AZL MVP Fusion Dynamic Moderate Fund	180,592	258,757
AZL MVP Global Balanced Index Strategy Fund	29,863	80,011
AZL MVP Growth Index Strategy Fund	234,773	318,149

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	Cost of Purchases	Proceeds from Sales
AZL MVP Moderate Index Strategy Fund	$35,211	$50,557
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	145,252	102,659
AZL Russell 1000 Growth Index Fund Class 1	8,433	7,215
AZL Russell 1000 Growth Index Fund Class 2	132,380	164,118
AZL Russell 1000 Value Index Fund Class 1	14,323	19,351
AZL Russell 1000 Value Index Fund Class 2	51,087	78,975
AZL S&P 500 Index Fund	94,838	188,414
AZL Small Cap Stock Index Fund Class 1	6,598	6,478
AZL Small Cap Stock Index Fund Class 2	77,157	86,571
AZL T. Rowe Price Capital Appreciation Fund	103,683	115,192
BlackRock Equity Dividend V.I. Fund	789	988
BlackRock Global Allocation V.I. Fund	81,698	219,909
BNY Mellon VIF Appreciation Portfolio	8	22
ClearBridge Variable Aggressive Growth Portfolio	34	299
Columbia Variable Portfolio – Seligman Global Technology Fund	156	177
Davis VA Financial Portfolio	5,953	8,051
Davis VA Real Estate Portfolio	11	59
Eaton Vance VT Floating-Rate Income Fund	1,700	7,797
Fidelity VIP Emerging Markets Portfolio	383	442
Fidelity VIP FundsManager 50% Portfolio	2,953	4,896
Fidelity VIP FundsManager 60% Portfolio	18,019	20,078
Fidelity VIP Mid Cap Portfolio	92	169
Fidelity VIP Strategic Income Portfolio	243	547
Franklin Allocation VIP Fund	16,389	18,231
Franklin Income VIP Fund	109,183	165,719
Franklin Mutual Shares VIP Fund	65,143	74,576
Franklin Rising Dividends VIP Fund	40,271	34,399
Franklin Strategic Income VIP Fund	43	173
Franklin U.S. Government Securities VIP Fund	15,270	40,737
Invesco Oppenheimer V.I. Global Strategic Income Fund	251	386
Invesco Oppenheimer V.I. International Growth Fund	176	915
Invesco V.I. American Value Fund	442	294
Invesco V.I. Balanced-Risk Allocation Fund	1	639
Ivy VIP Asset Strategy Portfolio	52	120
Ivy VIP Energy Portfolio	30	208
Ivy VIP Growth Portfolio	87	123
Ivy VIP Mid Cap Growth Portfolio	250	27
Ivy VIP Natural Resources Portfolio	6	12
Ivy VIP Science and Technology Portfolio	138	512
JPMorgan Insurance Trust Core Bond Portfolio	5,722	4,646

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	Cost of Purchases	Proceeds from Sales
Lazard Retirement International Equity Portfolio	$1	$10
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2,346	1,998
MFS International Intrinsic Value Portfolio	219	281
MFS VIT Total Return Bond Portfolio	9,940	8,452
MFS VIT Utilities Portfolio	2,506	2,340
Oppenheimer Global Multi-Alternatives Fund/VA	1	100
PIMCO VIT All Asset Portfolio	18,969	52,979
PIMCO VIT Balanced Allocation Portfolio	3,158	10,062
PIMCO VIT CommodityRealReturn Strategy Portfolio	8,084	9,134
PIMCO VIT Dynamic Bond Portfolio	15,132	30,680
PIMCO VIT Emerging Markets Bond Portfolio	7,720	28,224
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	4,905	11,020
PIMCO VIT Global Core Bond (Hedged) Portfolio	14,250	32,270
PIMCO VIT Global Managed Asset Allocation Portfolio	3,821	23,924
PIMCO VIT High Yield Portfolio	39,831	118,296
PIMCO VIT Long-Term U.S. Government Portfolio	7,480	3,304
PIMCO VIT Low Duration Portfolio	6,878	3,716
PIMCO VIT Real Return Portfolio	16,299	62,746
PIMCO VIT StocksPLUS Global Portfolio	16,785	45,543
PIMCO VIT Total Return Portfolio	91,223	181,132
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	17	13
RCM Dynamic Multi-Asset Plus VIT Portfolio	3,311	7,568
T. Rowe Price Blue Chip Growth Portfolio	3,263	1,434
T. Rowe Price Equity Income Portfolio	124	467
T. Rowe Price Health Sciences Portfolio	68	225
Templeton Global Bond VIP Fund	67,996	99,905
Templeton Growth VIP Fund	74,479	47,556

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2019	22,526	$14.35	to	$17.87	$370,836	2.26%	1.00%	to	3.40%	13.38%	to	15.91%
2018	25,146	$12.65	to	$15.42	$360,374	0.93%	1.00%	to	3.40%	(7.53)%	to	(5.46)%
2017	27,352	$13.67	to	$16.31	$418,424	2.22%	1.00%	to	3.40%	7.84%	to	10.24%
2016	29,183	$12.67	to	$14.79	$408,248	2.70%	1.00%	to	3.40%	3.24%	to	5.54%
2015	30,030	$12.38	to	$14.02	$401,551	1.04%	1.00%	to	3.40%	(3.29)%	to	(1.13)%
AZL DFA Five-Year Global Fixed Income Fund
2019	1,487	$9.36	to	$10.73	$14,680	5.90%	—%	to	3.40%	0.54%	to	3.50%
2018	1,360	$9.30	to	$10.25	$13,192	0.70%	—%	to	3.40%	(1.79)%	to	0.86%
2017⁴	351	$9.50	to	$9.93	$3,447	—%	—%	to	3.40%	(0.96)%	to	(0.63)%
AZL DFA Multi-Strategy Fund
2019	48,075	$16.04	to	$19.99	$892,959	1.05%	1.00%	to	3.40%	12.73%	to	15.25%
2018	54,537	$14.22	to	$17.34	$885,699	1.16%	1.00%	to	3.40%	(9.02)%	to	(6.98)%
2017	62,328	$15.63	to	$18.64	$1,097,107	0.76%	1.00%	to	3.40%	8.99%	to	11.41%
2016	68,080	$14.33	to	$16.78	$1,083,839	—%	1.00%	to	3.40%	5.72%	to	8.08%
2015	76,962	$13.55	to	$15.85	$1,141,766	1.19%	1.00%	to	3.40%	(3.94)%	to	(1.80)%
AZL Enhanced Bond Index Fund
2019	2,250	$11.25	to	$12.30	$26,772	2.59%	1.15%	to	2.05%	6.23%	to	7.15%
2018	2,156	$10.59	to	$11.48	$24,013	2.16%	1.15%	to	2.05%	(2.56)%	to	(1.72)%
2017	1,986	$10.86	to	$11.68	$22,581	0.87%	1.15%	to	2.05%	0.97%	to	1.84%
2016	2,189	$10.72	to	$11.47	$24,543	2.23%	1.15%	to	2.05%	0.21%	to	1.12%
2015	881	$10.70	to	$11.34	$9,795	2.56%	1.15%	to	2.05%	(1.80)%	to	(0.90)%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2019	17,127	$14.07	to	$22.13	$281,339	2.37%	0.30%	to	3.40%	13.41%	to	16.92%
2018	19,593	$12.40	to	$19.48	$279,543	2.24%	0.30%	to	3.40%	(5.22)%	to	(2.32)%
2017	22,719	$13.08	to	$20.54	$337,012	—%	0.30%	to	3.40%	7.52%	to	10.78%
2016	26,102	$12.17	to	$19.08	$354,464	1.44%	0.30%	to	3.40%	3.06%	to	6.20%
2015	30,947	$11.81	to	$18.50	$401,045	4.04%	0.30%	to	3.40%	(8.53)%	to	(5.75)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2019	2,148	$10.42	to	$10.69	$20,543	3.36%	1.40%	to	2.20%	8.16%	to	9.03%
2018	2,200	$9.63	to	$9.80	$19,278	3.14%	1.40%	to	2.20%	(3.17)%	to	(2.39)%
2017	2,396	$9.95	to	$10.04	$21,481	2.45%	1.40%	to	2.20%	2.28%	to	3.10%
2016²	2,654	$9.72	to	$9.74	$23,265	—%	1.40%	to	2.20%	(2.76)%	to	(2.59)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2019	15,038	$9.63	to	$12.32	$161,773	2.94%	—%	to	3.40%	6.65%	to	10.28%
2018	16,774	$9.03	to	$11.17	$166,707	2.77%	—%	to	3.40%	(4.53)%	to	(1.25)%
2017	18,913	$9.49	to	$11.32	$193,945	2.32%	—%	to	3.40%	0.90%	to	4.27%
2016	21,214	$9.38	to	$10.85	$212,292	2.20%	—%	to	3.40%	(3.08)%	to	5.19%
2015	4,399	$9.29	to	$10.18	$42,802	1.96%	0.30%	to	3.40%	(3.87)%	to	(1.19)%
AZL Gateway Fund
2019	5,468	$11.16	to	$15.13	$69,198	0.97%	—%	to	3.40%	7.23%	to	10.82%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	5,770	$10.39	to	$13.65	$67,026	1.23%	—%	to	3.40%	(7.76)%	to	(4.65)%
2017	6,358	$11.20	to	$14.32	$79,227	0.99%	—%	to	3.40%	6.02%	to	9.46%
2016	7,150	$10.60	to	$13.08	$82,553	1.94%	—%	to	3.40%	1.59%	to	4.84%
2015	6,956	$10.31	to	$12.48	$78,188	1.12%	—%	to	3.40%	(1.38)%	to	1.98%
AZL Government Money Market Fund
2019	47,890	$6.63	to	$13.07	$466,646	1.37%	—%	to	3.40%	(1.90)%	to	1.39%
2018	46,559	$6.76	to	$12.89	$430,314	1.00%	—%	to	3.40%	(2.28)%	to	1.01%
2017	50,262	$6.91	to	$12.76	$463,873	0.04%	—%	to	3.40%	(3.19)%	to	0.05%
2016	65,690	$7.42	to	$12.76	$618,130	—%	—%	to	3.40%	(3.14)%	to	0.01%
2015	69,828	$7.66	to	$12.76	$661,395	—%	—%	to	3.40%	(3.14)%	to	0.01%
AZL International Index Fund Class 1
2019	8,028	$12.11	to	$12.73	$100,779	3.66%	1.15%	to	2.70%	18.43%	to	20.28%
2018	8,927	$10.23	to	$10.59	$93,602	3.99%	1.15%	to	2.70%	(16.11)%	to	(14.79)%
2017	10,154	$12.19	to	$12.43	$125,461	1.31%	1.15%	to	2.70%	21.80%	to	23.69%
2016²	11,655	$10.01	to	$10.04	$117,030	—%	1.15%	to	2.70%	0.12%	to	0.45%
AZL International Index Fund Class 2
2019	35,569	$11.31	to	$18.59	$442,769	2.26%	—%	to	3.40%	17.44%	to	21.44%
2018	40,672	$9.63	to	$15.49	$426,442	2.60%	—%	to	3.40%	(16.89)%	to	(14.04)%
2017	46,614	$11.58	to	$18.23	$581,653	0.90%	—%	to	3.40%	20.67%	to	24.77%
2016	52,352	$9.59	to	$14.78	$535,611	1.18%	—%	to	3.40%	(2.99)%	to	0.54%
2015	7,446	$9.88	to	$13.30	$81,043	4.03%	—%	to	3.40%	(4.64)%	to	(1.39)%
AZL MetWest Total Return Bond Fund
2019	2,669	$10.36	to	$10.83	$28,365	2.53%	1.15%	to	2.05%	6.34%	to	7.26%
2018	2,684	$9.74	to	$10.09	$26,688	1.96%	1.15%	to	2.05%	(2.20)%	to	(1.35)%
2017	2,452	$9.96	to	$10.23	$24,822	1.58%	1.15%	to	2.05%	1.10%	to	1.97%
2016	2,313	$9.84	to	$10.03	$23,040	1.26%	1.15%	to	2.05%	0.23%	to	1.14%
2015¹	958	$9.82	to	$9.92	$9,468	0.12%	1.15%	to	2.05%	(3.02)%	to	(2.43)%
AZL Mid Cap Index Fund Class 1
2019	4,205	$13.16	to	$13.53	$46,374	3.04%	1.15%	to	2.55%	22.74%	to	23.79%
2018	4,621	$10.72	to	$10.98	$41,617	2.38%	1.15%	to	2.55%	(12.95)%	to	(12.03)%
2017	5,029	$12.32	to	$12.48	$51,831	1.00%	1.15%	to	2.55%	13.56%	to	14.76%
2016²	5,539	$10.85	to	$10.87	$50,249	—%	1.15%	to	2.55%	8.49%	to	8.73%
AZL Mid Cap Index Fund Class 2
2019	20,304	$19.72	to	$34.75	$446,410	1.03%	—%	to	3.40%	21.15%	to	25.28%
2018	23,184	$16.25	to	$28.06	$415,541	0.88%	—%	to	3.40%	(14.28)%	to	(11.35)%
2017	27,603	$18.92	to	$32.02	$569,909	0.46%	—%	to	3.40%	12.05%	to	15.85%
2016	31,869	$16.85	to	$27.96	$579,168	0.66%	—%	to	3.40%	8.37%	to	19.52%
2015	9,392	$14.55	to	$21.26	$147,814	1.09%	—%	to	3.40%	(5.83)%	to	(2.67)%
AZL Moderate Index Strategy Fund
2019	27,963	$16.96	to	$27.14	$578,003	2.34%	0.30%	to	3.40%	15.39%	to	18.97%
2018	31,485	$14.69	to	$22.81	$557,352	0.96%	0.30%	to	3.40%	(8.31)%	to	(5.46)%
2017	36,691	$16.01	to	$24.13	$699,846	2.10%	0.30%	to	3.40%	9.58%	to	12.96%
2016	39,563	$14.61	to	$21.36	$679,183	1.89%	0.30%	to	3.40%	5.27%	to	8.58%
2015	46,126	$13.86	to	$19.67	$742,366	2.11%	0.30%	to	3.40%	(5.73)%	to	(2.76)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Morgan Stanley Global Real Estate Fund Class 1
2019	1,662	$11.24	to	$11.53	$19,265	3.12%	1.40%	to	2.20%	15.95%	to	16.88%
2018	1,864	$9.69	to	$9.87	$18,502	4.30%	1.40%	to	2.20%	(9.93)%	to	(9.20)%
2017	2,149	$10.76	to	$10.87	$23,487	3.91%	1.40%	to	2.20%	7.61%	to	8.47%
2016²	2,479	$10.00	to	$10.02	$24,977	—%	1.40%	to	2.20%	0.03%	to	0.20%
AZL Morgan Stanley Global Real Estate Fund Class 2
2019	6,503	$10.79	to	$16.94	$82,830	2.58%	—%	to	3.40%	14.21%	to	18.10%
2018	7,300	$9.44	to	$14.35	$80,219	3.72%	—%	to	3.40%	(11.11)%	to	(8.07)%
2017	8,698	$10.61	to	$15.60	$106,496	3.67%	—%	to	3.40%	6.17%	to	9.72%
2016	9,807	$10.00	to	$14.22	$111,750	1.21%	—%	to	3.40%	(0.48)%	to	3.14%
2015	5,679	$10.02	to	$13.79	$64,088	3.68%	—%	to	3.40%	(4.59)%	to	(1.34)%
AZL MSCI Emerging Markets Equity Index Class 1
2019	1,622	$12.02	to	$13.30	$16,781	1.92%	1.40%	to	2.20%	14.99%	to	15.92%
2018	1,795	$10.45	to	$11.48	$16,002	1.89%	1.40%	to	2.20%	(17.16)%	to	(16.49)%
2017	1,986	$12.62	to	$13.74	$21,422	0.55%	1.40%	to	2.20%	34.00%	to	35.07%
2016	2,210	$9.42	to	$10.17	$17,737	0.89%	1.40%	to	2.20%	7.81%	to	8.68%
2015	2,600	$8.73	to	$9.36	$19,025	1.30%	1.40%	to	2.20%	(14.59)%	to	(13.91)%
AZL MSCI Emerging Markets Equity Index Class 2
2019	9,099	$9.71	to	$15.41	$105,083	1.64%	—%	to	3.40%	13.32%	to	17.18%
2018	10,178	$8.51	to	$13.15	$102,415	1.63%	—%	to	3.40%	(18.26)%	to	(15.46)%
2017	11,659	$10.34	to	$15.55	$142,017	0.40%	—%	to	3.40%	32.14%	to	36.63%
2016	12,851	$7.78	to	$11.38	$116,793	0.59%	—%	to	3.40%	6.32%	to	9.89%
2015	14,576	$7.27	to	$10.36	$123,174	0.97%	—%	to	3.40%	(15.71)%	to	(12.88)%
AZL MSCI Global Equity Index Fund
2019	296	$16.92	to	$20.42	$5,452	1.48%	0.30%	to	2.05%	24.73%	to	26.87%
2018	437	$13.57	to	$16.10	$6,337	2.12%	0.30%	to	2.05%	(10.75)%	to	(9.21)%
2017	420	$15.20	to	$17.73	$6,770	2.14%	0.30%	to	2.05%	19.77%	to	21.81%
2016	163	$12.69	to	$14.56	$2,190	2.77%	0.30%	to	2.05%	(2.89)%	to	(1.23)%
2015	153	$13.07	to	$14.74	$2,117	3.25%	0.30%	to	2.05%	(14.30)%	to	(12.83)%
AZL MVP Balanced Index Strategy Fund
2019	18,953	$13.29	to	$17.15	$289,123	2.08%	—%	to	3.40%	13.23%	to	16.92%
2018	19,962	$11.73	to	$14.67	$264,376	0.81%	—%	to	3.40%	(7.47)%	to	(4.44)%
2017	20,095	$12.68	to	$15.35	$282,458	1.87%	—%	to	3.40%	5.35%	to	11.40%
2016	21,128	$11.67	to	$13.78	$270,065	2.20%	—%	to	3.40%	3.10%	to	6.61%
2015	18,320	$11.47	to	$12.93	$223,397	0.80%	—%	to	3.40%	(5.55)%	to	2.13%
AZL MVP DFA Multi-Strategy Fund
2019	7,288	$11.50	to	$12.00	$86,188	0.93%	1.15%	to	2.05%	13.46%	to	14.49%
2018	7,624	$10.14	to	$10.48	$79,000	0.77%	1.15%	to	2.05%	(8.14)%	to	(7.30)%
2017	6,487	$11.04	to	$11.31	$72,747	0.42%	1.15%	to	2.05%	10.27%	to	11.27%
2016	4,940	$10.01	to	$10.16	$49,944	—%	1.15%	to	2.05%	6.84%	to	7.81%
2015¹	2,704	$9.37	to	$9.43	$25,429	—%	1.15%	to	2.05%	(6.31)%	to	(5.74)%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2019	16,844	$13.18	to	$14.08	$231,613	3.95%	1.15%	to	2.05%	13.94%	to	14.92%
2018	18,055	$11.57	to	$12.25	$216,696	3.27%	1.15%	to	2.05%	(4.08)%	to	(3.25)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2017	19,489	$12.06	to	$12.66	$242,510	1.32%	1.15%	to	2.05%	8.74%	to	9.67%
2016	22,392	$11.09	to	$11.55	$254,860	3.98%	1.15%	to	2.05%	(1.18)%	to	(0.33)%
2015	23,812	$11.22	to	$11.58	$272.765	1.46%	1.15%	to	2.05%	(8.07)%	to	(7.28)%
AZL MVP Fusion Dynamic Balanced Fund
2019	52,096	$13.03	to	$20.24	$841,576	2.50%	0.30%	to	3.40%	11.95%	to	15.41%
2018	58,795	$11.63	to	$17.53	$836,480	1.22%	0.30%	to	3.40%	(8.53)%	to	(5.69)%
2017	65,536	$12.71	to	$18.59	$1,004,139	1.67%	0.30%	to	3.40%	8.54%	to	11.89%
2016	72,168	$11.70	to	$16.62	$1,003,300	2.28%	0.30%	to	3.40%	2.38%	to	5.61%
2015	79,955	$11.42	to	$15.73	$1,067,933	1.32%	0.30%	to	3.40%	(5.04)%	to	(2.05)%
AZL MVP Fusion Dynamic Conservative Fund
2019	15,217	$12.89	to	$17.33	$228,175	2.42%	0.30%	to	3.40%	9.96%	to	13.20%
2018	16,017	$11.72	to	$15.31	$214,900	1.34%	0.30%	to	3.40%	(6.80)%	to	(4.04)%
2017	17,254	$12.57	to	$15.96	$244,361	1.80%	0.30%	to	3.40%	5.87%	to	8.98%
2016	19,076	$11.88	to	$14.64	$251,287	2.31%	0.30%	to	3.40%	2.00%	to	5.00%
2015	19,010	$11.69	to	$13.94	$241,855	1.38%	0.30%	to	3.40%	(3.85)%	to	(1.07)%
AZL MVP Fusion Dynamic Moderate Fund
2019	111,981	$12.97	to	$20.15	$1,815,251	2.51%	0.30%	to	3.40%	13.44%	to	16.96%
2018	123,837	$11.43	to	$17.23	$1,742,029	1.12%	0.30%	to	3.40%	(9.56)%	to	(6.74)%
2017	138,054	$12.63	to	$18.48	$2,113,272	1.56%	0.30%	to	3.40%	10.24%	to	13.64%
2016	153,140	$11.45	to	$16.26	$2,093,581	2.15%	0.30%	to	3.40%	1.22%	to	4.41%
2015	166,400	$11.30	to	$15.57	$2,210,354	1.25%	0.30%	to	3.40%	(5.39)%	to	(2.41)%
AZL MVP Global Balanced Index Strategy Fund
2019	48,772	$13.11	to	$14.09	$670,508	1.72%	1.15%	to	2.05%	13.84%	to	14.88%
2018	53,792	$11.52	to	$12.27	$645,646	1.45%	1.15%	to	2.05%	(7.70)%	to	(6.85)%
2017	56,999	$12.48	to	$13.17	$736,643	0.38%	1.15%	to	2.05%	9.19%	to	10.18%
2016	61,247	$11.43	to	$11.95	$720,554	2.65%	1.15%	to	2.05%	1.33%	to	2.26%
2015	63,758	$11.28	to	$11.69	$735,684	1.14%	1.15%	to	2.05%	(3.49)%	to	(2.61)%
AZL MVP Growth Index Strategy Fund
2019	138,335	$15.14	to	$19.78	$2,390,898	2.16%	—%	to	3.40%	16.55%	to	20.52%
2018	148,195	$12.99	to	$16.41	$2,160,089	0.82%	—%	to	3.40%	(9.55)%	to	(6.45)%
2017	149,425	$14.36	to	$17.54	$2,365,878	1.15%	—%	to	3.40%	7.96%	to	15.96%
2016	145,096	$12.81	to	$15.13	$2,013,691	1.98%	—%	to	3.40%	3.24%	to	6.80%
2015	91,257	$12.50	to	$14.17	$1,218,754	0.86%	—%	to	3.40%	(6.99)%	to	3.44%
AZL MVP Moderate Index Strategy Fund
2019	27,930	$16.13	to	$17.33	$472,411	2.13%	1.15%	to	2.05%	16.23%	to	17.29%
2018	29,910	$13.87	to	$14.78	$432,622	0.86%	1.15%	to	2.05%	(7.19)%	to	(6.34)%
2017	31,560	$14.95	to	$15.78	$488,774	1.67%	1.15%	to	2.05%	10.92%	to	11.93%
2016	33,159	$13.48	to	$14.10	$460,143	2.21%	1.15%	to	2.05%	3.30%	to	4.24%
2015	34,549	$13.05	to	$13.52	$461,305	0.50%	1.15%	to	2.05%	(5.18)%	to	(4.31)%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2019	74,088	$15.03	to	$15.87	$1,152,403	1.84%	1.15%	to	2.05%	18.93%	to	20.01%
2018	73,504	$12.64	to	$13.22	$955,798	0.98%	1.15%	to	2.05%	(3.68)%	to	(2.80)%
2017	72,712	$13.12	to	$13.60	$975,914	1.24%	1.15%	to	2.05%	11.90%	to	12.92%
2016	67,646	$11.73	to	$12.05	$806,706	1.56%	1.15%	to	2.05%	5.44%	to	6.40%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2015	53,064	$11.12	to	$11.32	$596,732	—%	1.15%	to	2.05%	2.04%	to	2.97%
AZL Russell 1000 Growth Index Fund Class 1
2019	4,219	$16.46	to	$16.91	$53,537	1.39%	1.15%	to	2.55%	32.58%	to	33.71%
2018	4,695	$12.41	to	$12.71	$45,307	1.58%	1.15%	to	2.55%	(4.01)%	to	(2.99)%
2017	5,141	$12.93	to	$13.10	$51,623	0.39%	1.15%	to	2.55%	26.39%	to	27.72%
2016²	5,752	$10.23	to	$10.25	$45,595	—%	1.15%	to	2.55%	2.32%	to	2.55%
AZL Russell 1000 Growth Index Fund Class 2
2019	21,752	$24.35	to	$37.61	$617,780	0.75%	—%	to	3.40%	30.82%	to	35.28%
2018	25,179	$18.61	to	$27.80	$540,363	0.89%	—%	to	3.40%	(5.38)%	to	(2.14)%
2017	30,052	$19.67	to	$28.41	$674,397	0.26%	—%	to	3.40%	24.65%	to	28.89%
2016	34,351	$15.78	to	$22.04	$614,437	0.12%	—%	to	3.40%	2.04%	to	6.43%
2015	793	$17.77	to	$20.71	$14,988	1.08%	—%	to	2.05%	2.78%	to	4.86%
AZL Russell 1000 Value Index Fund Class 1
2019	12,877	$12.94	to	$13.61	$150,207	2.93%	1.15%	to	2.70%	22.77%	to	24.69%
2018	14,383	$10.54	to	$10.91	$135,319	2.75%	1.15%	to	2.70%	(10.95)%	to	(9.55)%
2017	16,153	$11.84	to	$12.06	$169,571	0.88%	1.15%	to	2.70%	10.36%	to	12.08%
2016²	18,456	$10.73	to	$10.76	$170,485	—%	1.15%	to	2.70%	7.28%	to	7.64%
AZL Russell 1000 Value Index Fund Class 2
2019	21,683	$17.56	to	$27.65	$439,080	1.93%	—%	to	3.40%	21.72%	to	25.86%
2018	24,316	$14.43	to	$21.97	$398,225	1.85%	—%	to	3.40%	(11.74)%	to	(8.72)%
2017	28,948	$16.35	to	$24.07	$530,578	0.66%	—%	to	3.40%	9.30%	to	13.02%
2016	32,904	$14.89	to	$21.30	$546,356	0.19%	—%	to	3.40%	7.03%	to	16.15%
2015	647	$15.42	to	$18.34	$10,843	1.61%	—%	to	2.05%	(6.32)%	to	(4.42)%
AZL S&P 500 Index Fund
2019	42,064	$17.08	to	$27.35	$864,709	1.52%	0.30%	to	3.40%	26.58%	to	30.50%
2018	48,216	$13.30	to	$20.96	$771,527	1.52%	0.30%	to	3.40%	(7.99)%	to	(5.13)%
2017	57,352	$14.26	to	$22.09	$985,017	0.92%	0.30%	to	3.40%	17.37%	to	21.00%
2016	66,003	$11.98	to	$18.26	$952,218	1.53%	0.30%	to	3.40%	4.83%	to	11.12%
2015	40,499	$10.96	to	$16.43	$540,347	1.94%	0.30%	to	3.40%	(2.38)%	to	0.65%
AZL Small Cap Stock Index Fund Class 1
2019	3,382	$13.21	to	$13.86	$43,271	1.58%	1.15%	to	2.70%	19.21%	to	21.02%
2018	3,788	$11.08	to	$11.45	$40,530	1.39%	1.15%	to	2.70%	(10.99)%	to	(9.64)%
2017	4,369	$12.45	to	$12.67	$52,401	0.67%	1.15%	to	2.70%	9.99%	to	11.65%
2016²	4,946	$11.31	to	$11.35	$53,646	—%	1.15%	to	2.70%	13.16%	to	13.52%
AZL Small Cap Stock Index Fund Class 2
2019	22,355	$17.72	to	$26.93	$459,446	0.92%	—%	to	3.40%	18.17%	to	22.19%
2018	24,867	$14.99	to	$22.04	$425,568	0.85%	—%	to	3.40%	(11.95)%	to	(8.93)%
2017	29,215	$17.02	to	$24.20	$562,093	0.48%	—%	to	3.40%	9.04%	to	12.74%
2016	33,643	$15.60	to	$21.46	$586,193	0.75%	—%	to	3.40%	13.03%	to	25.71%
2015	11,722	$12.82	to	$17.08	$167,013	0.99%	—%	to	3.40%	(5.66)%	to	(2.49)%
AZL T. Rowe Price Capital Appreciation Fund
2019	26,701	$18.13	to	$31.28	$580,071	2.08%	0.30%	to	3.40%	20.28%	to	24.01%
2018	28,493	$15.07	to	$25.22	$508,467	0.91%	0.30%	to	3.40%	(2.95)%	to	0.07%
2017	31,456	$15.52	to	$25.20	$574,307	1.33%	0.30%	to	3.40%	11.26%	to	14.70%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	31,990	$13.94	to	$21.97	$524,502	0.73%	0.30%	to	3.40%	4.29%	to	7.52%
2015	31,709	$13.36	to	$20.44	$496,178	0.55%	0.30%	to	3.40%	1.60%	to	4.75%
BlackRock Equity Dividend V.I. Fund
2019	58	$25.00	to	$25.00	$1,440	1.73%	0.30%	to	0.30%	27.08%	to	27.08%
2018	70	$19.67	to	$19.67	$1,369	1.87%	0.30%	to	0.30%	(7.69)%	to	(7.69)%
2017	49	$21.31	to	$21.31	$1,044	1.51%	0.30%	to	0.30%	16.14%	to	16.14%
2016	64	$18.35	to	$18.35	$1,173	1.62%	0.30%	to	0.30%	15.71%	to	15.71%
2015	63	$15.86	to	$15.86	$993	1.44%	0.30%	to	0.30%	(1.11)%	to	(1.11)%
BlackRock Global Allocation V.I. Fund
2019	83,597	$11.34	to	$27.64	$1,126,831	1.21%	—%	to	3.40%	13.88%	to	17.75%
2018	97,309	$9.96	to	$24.23	$1,135,560	0.81%	—%	to	3.40%	(10.64)%	to	(7.58)%
2017	112,552	$11.13	to	$27.08	$1,448,787	1.23%	—%	to	3.40%	9.97%	to	13.71%
2016	128,496	$10.12	to	$24.59	$1,481,681	1.18%	—%	to	3.40%	0.38%	to	3.80%
2015	145,546	$10.08	to	$24.45	$1,646,122	1.01%	—%	to	3.40%	(4.26)%	to	(1.00)%
BNY Mellon VIF Appreciation Portfolio
2019	2	$30.85	to	$30.85	$50	0.95%	0.30%	to	0.30%	35.37%	to	35.37%
2018	2	$22.79	to	$22.79	$55	0.95%	0.30%	to	0.30%	(7.38)%	to	(7.38)%
2017	4	$24.60	to	$24.60	$91	1.09%	0.30%	to	0.30%	26.63%	to	26.63%
2016	5	$19.43	to	$19.43	$99	1.31%	0.30%	to	0.30%	7.31%	to	7.31%
2015	10	$18.11	to	$18.11	$174	1.39%	0.30%	to	0.30%	(3.01)%	to	(3.01)%
ClearBridge Variable Aggressive Growth Portfolio
2019	44	$26.62	to	$26.62	$1,170	0.71%	0.30%	to	0.30%	24.37%	to	24.37%
2018	56	$21.41	to	$21.41	$1,200	0.38%	0.30%	to	0.30%	(8.84)%	to	(8.84)%
2017	55	$23.48	to	$23.48	$1,282	0.24%	0.30%	to	0.30%	15.64%	to	15.64%
2016	71	$20.31	to	$20.31	$1,445	0.38%	0.30%	to	0.30%	0.63%	to	0.63%
2015	95	$20.18	to	$20.18	$1,920	0.08%	0.30%	to	0.30%	(2.23)%	to	(2.23)%
Columbia Variable Portfolio – Seligman Global Technology Fund
2019	41	$26.02	to	$29.62	$1,144	—%	1.15%	to	2.55%	52.16%	to	53.15%
2018	47	$17.10	to	$19.34	$872	—%	1.15%	to	2.55%	(10.02)%	to	(9.43)%
2017	52	$19.00	to	$21.35	$1,060	—%	1.15%	to	2.55%	32.48%	to	33.34%
2016	61	$14.35	to	$16.01	$930	—%	1.15%	to	2.55%	16.96%	to	17.73%
2015	70	$12.26	to	$13.60	$908	—%	1.15%	to	2.55%	7.84%	to	8.54%
Davis VA Financial Portfolio
2019	1,894	$15.90	to	$30.50	$47,060	1.51%	1.00%	to	3.40%	21.71%	to	24.42%
2018	2,098	$13.06	to	$24.51	$42,277	1.15%	1.00%	to	3.40%	(13.63)%	to	(11.70)%
2017	2,478	$15.11	to	$27.76	$57,372	0.73%	1.00%	to	3.40%	17.49%	to	20.03%
2016	2,659	$12.86	to	$23.13	$51,650	0.97%	1.00%	to	3.40%	10.54%	to	12.94%
2015	3,086	$11.64	to	$20.48	$53,716	0.81%	1.00%	to	3.40%	(1.31)%	to	0.84%
Davis VA Real Estate Portfolio
2019	6	$44.19	to	$48.82	$266	0.98%	1.15%	to	2.55%	23.38%	to	24.00%
2018	7	$35.82	to	$39.38	$260	2.68%	1.15%	to	2.55%	(6.62)%	to	(6.15)%
2017	8	$38.36	to	$41.95	$324	1.19%	1.15%	to	2.55%	6.22%	to	6.75%
2016	10	$35.21	to	$39.30	$375	1.66%	1.15%	to	2.55%	7.47%	to	8.17%
2015	12	$32.76	to	$36.33	$416	1.59%	1.15%	to	2.55%	(0.41)%	to	0.24%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Eaton Vance VT Floating-Rate Income Fund
2019	101	$17.69	to	$17.69	$1,778	4.40%	0.30%	to	0.30%	6.77%	to	6.77%
2018	462	$16.57	to	$16.57	$7,662	3.84%	0.30%	to	0.30%	(0.38)%	to	(0.38)%
2017	346	$16.63	to	$16.63	$5,748	3.26%	0.30%	to	0.30%	3.12%	to	3.12%
2016	327	$16.13	to	$16.13	$5,276	3.49%	0.30%	to	0.30%	8.63%	to	8.63%
2015	357	$14.84	to	$14.84	$5,305	3.36%	0.30%	to	0.30%	(1.29)%	to	(1.29)%
Fidelity VIP Emerging Markets Portfolio
2019	408	$13.32	to	$13.32	$5,435	1.44%	0.30%	to	0.30%	28.81%	to	28.81%
2018	419	$10.34	to	$10.34	$4,333	0.64%	0.30%	to	0.30%	(18.41)%	to	(18.41)%
2017	217	$12.68	to	$12.68	$2,755	0.57%	0.30%	to	0.30%	46.61%	to	46.61%
2016	144	$8.65	to	$8.65	$1,244	0.12%	0.30%	to	0.30%	2.64%	to	2.64%
2015	124	$8.43	to	$8.43	$1,044	0.33%	0.30%	to	0.30%	(10.57)%	to	(10.57)%
Fidelity VIP FundsManager 50% Portfolio
2019	1,394	$13.03	to	$17.51	$22,443	1.50%	1.15%	to	3.40%	13.87%	to	16.35%
2018	1,673	$11.81	to	$15.05	$23,202	1.19%	1.15%	to	3.40%	(8.23)%	to	(6.46)%
2017	2,008	$12.79	to	$16.08	$29,900	1.00%	1.15%	to	3.40%	10.77%	to	12.95%
2016	2,080	$11.49	to	$14.24	$27,736	1.11%	1.15%	to	3.40%	0.85%	to	2.89%
2015	2,120	$11.45	to	$13.84	$27,660	0.91%	1.15%	to	3.40%	(3.07)%	to	(1.16)%
Fidelity VIP FundsManager 60% Portfolio
2019	5,418	$13.10	to	$17.10	$84,768	1.31%	1.15%	to	3.40%	16.35%	to	18.88%
2018	6,504	$11.26	to	$14.39	$86,245	1.03%	1.15%	to	3.40%	(9.56)%	to	(7.58)%
2017	7,723	$12.45	to	$15.57	$111,536	0.95%	1.15%	to	3.40%	12.98%	to	15.44%
2016	7,539	$11.02	to	$13.48	$95,645	1.10%	1.15%	to	3.40%	1.25%	to	3.46%
2015	8,304	$11.02	to	$13.03	$102,394	0.97%	1.15%	to	3.40%	(2.84)%	to	(0.87)%
Fidelity VIP Mid Cap Portfolio
2019	7	$66.15	to	$66.15	$482	0.63%	0.30%	to	0.30%	22.80%	to	22.80%
2018	10	$53.87	to	$53.87	$515	0.66%	0.30%	to	0.30%	(15.03)%	to	(15.03)%
2017	66	$63.40	to	$63.40	$4,154	0.49%	0.30%	to	0.30%	20.18%	to	20.18%
2016	41	$52.75	to	$52.75	$2,151	0.84%	0.30%	to	0.30%	11.59%	to	11.59%
2015	14	$47.28	to	$47.28	$677	0.23%	0.30%	to	0.30%	(1.92)%	to	(1.92)%
Fidelity VIP Strategic Income Portfolio
2019	82	$22.27	to	$22.27	$1,824	3.04%	0.30%	to	0.30%	10.32%	to	10.32%
2018	99	$20.19	to	$20.19	$2,007	3.83%	0.30%	to	0.30%	(3.12)%	to	(3.12)%
2017	85	$20.83	to	$20.83	$1,772	3.03%	0.30%	to	0.30%	7.22%	to	7.22%
2016	85	$19.43	to	$19.43	$1,651	4.04%	0.30%	to	0.30%	7.69%	to	7.69%
2015	70	$18.04	to	$18.04	$1,264	2.42%	0.30%	to	0.30%	(2.23)%	to	(2.23)%
Franklin Allocation VIP Fund
2019	7,880	$10.56	to	$16.27	$94,216	3.54%	0.30%	to	3.40%	15.91%	to	19.50%
2018	8,691	$9.11	to	$13.62	$88,663	3.06%	0.30%	to	3.40%	(12.64)%	to	(9.92)%
2017	9,965	$10.42	to	$15.12	$115,400	2.70%	0.30%	to	3.40%	8.30%	to	11.64%
2016	11,344	$9.61	to	$13.54	$120,137	3.92%	0.30%	to	3.40%	9.40%	to	12.84%
2015	12,934	$8.78	to	$12.00	$124,055	2.93%	0.30%	to	3.40%	(9.35)%	to	(6.49)%
Franklin Income VIP Fund
2019	16,166	$42.18	to	$107.04	$1,065,730	5.37%	0.30%	to	3.40%	12.23%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	18,039	$37.59	to	$92.51	$1,037,495	4.84%	0.30%	to	3.40%	(7.47)%	to	(4.59)%
2017	20,956	$40.62	to	$96.96	$1,288,820	4.19%	0.30%	to	3.40%	6.07%	to	9.34%
2016	22,898	$38.30	to	$88.68	$1,292,378	4.98%	0.30%	to	3.40%	10.27%	to	13.68%
2015	24,497	$34.73	to	$78.00	$1,228,079	4.71%	0.30%	to	3.40%	(10.12)%	to	(7.33)%
Franklin Mutual Shares VIP Fund
2019	12,376	$23.98	to	$47.86	$360,673	1.82%	0.30%	to	3.40%	18.53%	to	22.20%
2018	14,006	$20.22	to	$39.16	$338,348	2.36%	0.30%	to	3.40%	(12.08)%	to	(9.34)%
2017	16,656	$22.98	to	$43.20	$457,143	2.26%	0.30%	to	3.40%	4.79%	to	8.02%
2016	18,891	$21.92	to	$39.99	$487,498	2.01%	0.30%	to	3.40%	12.23%	to	15.71%
2015	21,969	$19.52	to	$34.56	$501,040	3.00%	0.30%	to	3.40%	(8.07)%	to	(5.22)%
Franklin Rising Dividends VIP Fund
2019	3,768	$62.28	to	$129.12	$219,360	1.35%	0.30%	to	2.70%	25.79%	to	28.84%
2018	4,167	$49.51	to	$100.22	$194,815	1.35%	0.30%	to	2.70%	(7.62)%	to	(5.36)%
2017	4,755	$53.59	to	$105.89	$243,653	1.61%	0.30%	to	2.70%	17.35%	to	20.20%
2016	5,308	$45.66	to	$88.10	$233,739	1.49%	0.30%	to	2.70%	12.95%	to	15.69%
2015	5,978	$40.43	to	$76.15	$233,718	1.54%	0.30%	to	2.70%	(6.21)%	to	(3.94)%
Franklin Strategic Income VIP Fund
2019	27	$26.64	to	$26.64	$724	5.20%	0.30%	to	0.30%	7.73%	to	7.73%
2018	34	$24.73	to	$24.73	$832	2.73%	0.30%	to	0.30%	(2.43)%	to	(2.43)%
2017	38	$25.35	to	$25.35	$968	2.87%	0.30%	to	0.30%	4.25%	to	4.25%
2016	39	$24.32	to	$24.32	$958	3.61%	0.30%	to	0.30%	7.62%	to	7.62%
2015	63	$22.60	to	$22.60	$1,425	6.22%	0.30%	to	0.30%	(4.16)%	to	(4.16)%
Franklin U.S. Government Securities VIP Fund
2019	7,470	$16.26	to	$45.65	$200,585	2.93%	—%	to	3.40%	1.76%	to	5.23%
2018	8,497	$15.97	to	$43.38	$221,290	2.78%	—%	to	3.40%	(2.99)%	to	0.34%
2017	9,942	$16.47	to	$43.23	$262,563	2.68%	—%	to	3.40%	(1.99)%	to	1.34%
2016	11,754	$17.50	to	$42.66	$311,288	2.56%	—%	to	3.40%	(2.60)%	to	0.66%
2015	12,951	$17.97	to	$42.38	$345,628	2.51%	—%	to	3.40%	(2.79)%	to	0.47%
Invesco Oppenheimer V.I. Global Strategic Income Fund
2019	88	$21.04	to	$31.83	$2,303	3.84%	1.15%	to	2.70%	7.85%	to	9.54%
2018	96	$19.51	to	$29.06	$2,288	4.95%	1.15%	to	2.70%	(6.96)%	to	(5.50)%
2017	114	$20.97	to	$30.75	$2,903	2.27%	1.15%	to	2.70%	3.45%	to	5.06%
2016	149	$20.27	to	$29.27	$3,698	5.00%	1.15%	to	2.70%	3.69%	to	5.31%
2015	158	$19.55	to	$27.79	$3,709	5.89%	1.15%	to	2.70%	(4.86)%	to	(3.38)%
Invesco Oppenheimer V.I. International Growth Fund
2019	45	$28.15	to	$28.15	$1,281	0.83%	0.30%	to	0.30%	27.57%	to	27.57%
2018	78	$22.07	to	$22.07	$1,724	0.62%	0.30%	to	0.30%	(19.79)%	to	(19.79)%
2017	59	$27.51	to	$27.51	$1,632	1.12%	0.30%	to	0.30%	26.07%	to	26.07%
2016	60	$21.82	to	$21.82	$1,303	0.82%	0.30%	to	0.30%	(3.01)%	to	(3.01)%
2015	80	$22.50	to	$22.50	$1,805	0.84%	0.30%	to	0.30%	2.80%	to	2.80%
Invesco V.I. American Value Fund
2019	19	$42.04	to	$42.04	$780	0.38%	0.30%	to	0.30%	24.34%	to	24.34%
2018	15	$33.81	to	$33.81	$521	0.19%	0.30%	to	0.30%	(13.13)%	to	(13.13)%
2017	13	$38.92	to	$38.92	$522	0.60%	0.30%	to	0.30%	9.35%	to	9.35%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	18	$35.60	to	$35.60	$652	0.12%	0.30%	to	0.30%	14.87%	to	14.87%
2015	16	$30.99	to	$30.99	$484	0.01%	0.30%	to	0.30%	(9.63)%	to	(9.63)%
Invesco V.I. Balanced-Risk Allocation Fund
2019	17	$22.31	to	$22.31	$382	—%	0.30%	to	0.30%	14.54%	to	14.54%
2018	47	$19.47	to	$19.47	$924	1.30%	0.30%	to	0.30%	(6.99)%	to	(6.99)%
2017	48	$20.94	to	$20.94	$1,015	3.75%	0.30%	to	0.30%	9.50%	to	9.50%
2016	53	$19.12	to	$19.12	$1,017	0.20%	0.30%	to	0.30%	11.18%	to	11.18%
2015	65	$17.20	to	$17.20	$1,125	3.94%	0.30%	to	0.30%	(4.69)%	to	(4.69)%
Ivy VIP Asset Strategy Portfolio
2019	12	$75.02	to	$75.02	$878	2.08%	0.30%	to	0.30%	21.41%	to	21.41%
2018	13	$61.79	to	$61.79	$830	1.79%	0.30%	to	0.30%	(5.72)%	to	(5.72)%
2017	14	$65.54	to	$65.54	$938	1.43%	0.30%	to	0.30%	17.92%	to	17.92%
2016	27	$55.58	to	$55.58	$1,484	0.58%	0.30%	to	0.30%	(2.86)%	to	(2.86)%
2015	38	$57.22	to	$57.22	$2,161	0.40%	0.30%	to	0.30%	(8.62)%	to	(8.62)%
Ivy VIP Energy Portfolio
2019	15	$8.27	to	$8.27	$128	—%	0.30%	to	0.30%	3.17%	to	3.17%
2018	37	$8.01	to	$8.01	$298	—%	0.30%	to	0.30%	(34.33)%	to	(34.33)%
2017	48	$12.20	to	$12.20	$588	0.94%	0.30%	to	0.30%	(12.90)%	to	(12.90)%
2016	43	$14.01	to	$14.01	$604	0.12%	0.30%	to	0.30%	34.15%	to	34.15%
2015	44	$10.44	to	$10.44	$459	0.05%	0.30%	to	0.30%	(22.38)%	to	(22.38)%
Ivy VIP Growth Portfolio
2019	1	$295.59	to	$295.59	$398	—%	0.30%	to	0.30%	36.18%	to	36.18%
2018	2	$217.07	to	$217.07	$403	0.03%	0.30%	to	0.30%	1.98%	to	1.98%
2017	1	$212.86	to	$212.86	$312	0.24%	0.30%	to	0.30%	28.95%	to	28.95%
2016	1	$165.07	to	$165.07	$244	0.02%	0.30%	to	0.30%	0.92%	to	0.92%
2015	2	$163.56	to	$163.56	$359	0.10%	0.30%	to	0.30%	6.85%	to	6.85%
Ivy VIP Mid Cap Growth Portfolio
2019	14	$48.71	to	$48.71	$698	—%	0.30%	to	0.30%	37.53%	to	37.53%
2018	12	$35.42	to	$35.42	$410	—%	0.30%	to	0.30%	(0.36)%	to	(0.36)%
2017	16	$35.54	to	$35.54	$553	—%	0.30%	to	0.30%	26.52%	to	26.52%
2016	16	$28.09	to	$28.09	$438	—%	0.30%	to	0.30%	5.80%	to	5.80%
2015	22	$26.55	to	$26.55	$579	—%	0.30%	to	0.30%	(6.06)%	to	(6.06)%
Ivy VIP Natural Resources Portfolio
2019	6	$10.70	to	$10.70	$60	1.02%	0.30%	to	0.30%	9.13%	to	9.13%
2018	6	$9.80	to	$9.80	$61	0.30%	0.30%	to	0.30%	(23.46)%	to	(23.46)%
2017	6	$12.81	to	$12.81	$74	0.12%	0.30%	to	0.30%	2.66%	to	2.66%
2016	9	$12.48	to	$12.48	$112	0.69%	0.30%	to	0.30%	23.44%	to	23.44%
2015	15	$10.11	to	$10.11	$147	0.14%	0.30%	to	0.30%	(22.63)%	to	(22.63)%
Ivy VIP Science and Technology Portfolio
2019	6	$212.72	to	$212.72	$1,303	—%	0.30%	to	0.30%	49.04%	to	49.04%
2018	9	$142.73	to	$142.73	$1,257	—%	0.30%	to	0.30%	(5.52)%	to	(5.52)%
2017	9	$151.07	to	$151.07	$1,434	—%	0.30%	to	0.30%	31.72%	to	31.72%
2016	11	$114.69	to	$114.69	$1,252	—%	0.30%	to	0.30%	1.24%	to	1.24%
2015	17	$113.28	to	$113.28	$1,979	—%	0.30%	to	0.30%	(3.17)%	to	(3.17)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
JPMorgan Insurance Trust Core Bond Portfolio
2019	1,592	$8.52	to	$14.87	$22,080	2.36%	0.30%	to	2.05%	5.73%	to	7.54%
2018	1,530	$7.92	to	$13.94	$19,933	2.22%	0.30%	to	2.05%	(2.21)%	to	(0.53)%
2017	1,336	$7.96	to	$14.14	$17,566	2.34%	0.30%	to	2.05%	1.26%	to	2.99%
2016	1,231	$7.73	to	$13.84	$15,949	2.59%	0.30%	to	2.05%	(0.18)%	to	1.53%
2015	944	$7.61	to	$13.75	$12,194	2.74%	0.30%	to	2.05%	(1.13)%	to	0.56%
Lazard Retirement International Equity Portfolio
2019	12	$22.39	to	$22.39	$260	0.34%	0.30%	to	0.30%	20.64%	to	20.64%
2018	12	$18.56	to	$18.56	$224	1.55%	0.30%	to	0.30%	(14.17)%	to	(14.17)%
2017	13	$21.62	to	$21.62	$271	2.33%	0.30%	to	0.30%	21.97%	to	21.97%
2016	14	$17.73	to	$17.73	$246	0.99%	0.30%	to	0.30%	(4.57)%	to	(4.57)%
2015	26	$18.58	to	$18.58	$480	1.59%	0.30%	to	0.30%	1.44%	to	1.44%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2019	72	$53.55	to	$53.55	$3,860	—%	0.30%	to	0.30%	29.54%	to	29.54%
2018	71	$41.34	to	$41.34	$2,951	0.02%	0.30%	to	0.30%	(13.50)%	to	(13.50)%
2017	92	$47.79	to	$47.79	$4,402	0.40%	0.30%	to	0.30%	13.60%	to	13.60%
2016	61	$42.07	to	$42.07	$2,545	—%	0.30%	to	0.30%	15.44%	to	15.44%
2015	19	$36.44	to	$36.44	$687	—%	0.30%	to	0.30%	(2.68)%	to	(2.68)%
MFS International Intrinsic Value Portfolio
2019	113	$21.11	to	$21.11	$2,376	1.50%	0.30%	to	0.30%	25.28%	to	25.28%
2018	121	$16.85	to	$16.85	$2,035	0.94%	0.30%	to	0.30%	(10.00)%	to	(10.00)%
2017	119	$18.72	to	$18.72	$2,220	1.31%	0.30%	to	0.30%	26.44%	to	26.44%
2016	125	$14.81	to	$14.81	$1,857	1.14%	0.30%	to	0.30%	3.53%	to	3.53%
2015	141	$14.30	to	$14.30	$2,015	1.77%	0.30%	to	0.30%	6.00%	to	6.00%
MFS VIT Total Return Bond Portfolio
2019	1,832	$17.02	to	$24.03	$35,037	3.25%	0.30%	to	2.05%	7.69%	to	9.59%
2018	1,787	$15.95	to	$21.93	$31,518	3.12%	0.30%	to	2.05%	(3.29)%	to	(1.63)%
2017	1,510	$16.49	to	$22.29	$27,388	3.03%	0.30%	to	2.05%	2.13%	to	3.87%
2016	1,290	$16.15	to	$21.46	$22,887	3.93%	0.30%	to	2.05%	1.95%	to	3.70%
2015	1,060	$15.84	to	$20.70	$18,177	3.36%	0.30%	to	2.05%	(2.55)%	to	(0.88)%
MFS VIT Utilities Portfolio
2019	11	$37.66	to	$37.66	$431	4.87%	0.30%	to	0.30%	24.43%	to	24.43%
2018	3	$30.27	to	$30.27	$93	0.80%	0.30%	to	0.30%	0.51%	to	0.51%
2017	4	$30.11	to	$30.11	$124	3.61%	0.30%	to	0.30%	14.15%	to	14.15%
2016	7	$26.38	to	$26.38	$194	4.84%	0.30%	to	0.30%	10.90%	to	10.90%
2015	14	$23.79	to	$23.79	$341	4.97%	0.30%	to	0.30%	(15.01)%	to	(15.01)%
PIMCO VIT All Asset Portfolio
2019	17,569	$13.71	to	$21.95	$308,198	2.91%	0.30%	to	3.40%	8.21%	to	11.56%
2018	19,782	$12.67	to	$19.68	$315,960	3.12%	0.30%	to	3.40%	(8.54)%	to	(5.69)%
2017	22,983	$13.84	to	$20.87	$395,072	4.59%	0.30%	to	3.40%	9.81%	to	13.20%
2016	25,488	$12.60	to	$18.43	$392,444	2.62%	0.30%	to	3.40%	9.21%	to	12.59%
2015	27,802	$11.53	to	$16.37	$386,197	3.19%	0.30%	to	3.40%	(11.99)%	to	(9.26)%
PIMCO VIT Balanced Allocation Portfolio
2019	6,660	$11.39	to	$12.21	$79,383	2.15%	1.15%	to	2.05%	16.59%	to	17.65%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	7,323	$9.77	to	$10.38	$74,432	1.29%	1.15%	to	2.05%	(7.51)%	to	(6.67)%
2017	8,045	$10.56	to	$11.12	$87,877	0.71%	1.15%	to	2.05%	12.16%	to	13.18%
2016	8,764	$9.42	to	$9.82	$84,834	0.76%	1.15%	to	2.05%	0.85%	to	1.77%
2015	9,088	$9.34	to	$9.65	$86,696	1.41%	1.15%	to	2.05%	(3.07)%	to	(2.18)%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2019	7,681	$4.60	to	$7.47	$41,546	4.47%	—%	to	3.40%	7.76%	to	11.43%
2018	8,058	$4.27	to	$6.71	$39,993	2.09%	—%	to	3.40%	(16.98)%	to	(14.13)%
2017	9,380	$5.14	to	$7.81	$55,600	11.25%	—%	to	3.40%	(1.20)%	to	2.15%
2016	10,042	$5.20	to	$7.64	$59,609	1.10%	—%	to	3.40%	11.36%	to	15.16%
2015	11,550	$4.67	to	$6.64	$60,787	4.61%	—%	to	3.40%	(28.15)%	to	(25.70)%
PIMCO VIT Dynamic Bond Portfolio
2019	15,799	$9.35	to	$12.45	$172,393	4.44%	—%	to	3.40%	1.53%	to	4.94%
2018	17,733	$9.21	to	$11.87	$187,198	2.82%	—%	to	3.40%	(2.27)%	to	1.03%
2017	20,705	$9.42	to	$11.75	$219,757	1.71%	—%	to	3.40%	1.61%	to	5.01%
2016	21,704	$9.27	to	$11.19	$222,561	1.74%	—%	to	3.40%	1.34%	to	4.74%
2015	22,055	$9.15	to	$10.68	$219,313	3.38%	—%	to	3.40%	(4.88)%	to	(1.69)%
PIMCO VIT Emerging Markets Bond Portfolio
2019	4,961	$15.50	to	$33.32	$95,266	4.44%	—%	to	3.40%	11.01%	to	14.80%
2018	6,200	$13.95	to	$29.48	$105,980	4.13%	—%	to	3.40%	(7.89)%	to	(4.73)%
2017	7,595	$15.14	to	$31.43	$139,054	5.09%	—%	to	3.40%	6.28%	to	9.89%
2016	8,810	$14.24	to	$29.04	$149,604	5.27%	—%	to	3.40%	9.61%	to	13.34%
2015	9,927	$12.98	to	$26.03	$151,518	5.30%	—%	to	3.40%	(5.47)%	to	(2.25)%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2019	4,116	$10.26	to	$16.65	$51,561	2.46%	—%	to	3.40%	2.63%	to	6.13%
2018	4,631	$9.99	to	$15.69	$55,781	6.16%	—%	to	3.40%	(7.37)%	to	(4.20)%
2017	5,589	$10.78	to	$16.38	$71,855	1.94%	—%	to	3.40%	5.11%	to	8.63%
2016	6,231	$10.25	to	$18.02	$75,178	1.51%	—%	to	3.40%	0.67%	to	4.04%
2015	6,853	$10.19	to	$17.59	$81,007	1.84%	—%	to	3.40%	(7.15)%	to	(4.03)%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2019	8,493	$8.76	to	$10.48	$85,815	2.21%	1.15%	to	3.40%	4.49%	to	6.66%
2018	10,384	$8.39	to	$9.82	$98,630	1.68%	1.15%	to	3.40%	(2.15)%	to	(0.11)%
2017	10,197	$8.75	to	$9.83	$97,634	1.43%	1.15%	to	3.40%	1.32%	to	3.10%
2016	9,851	$8.58	to	$9.54	$91,724	1.69%	1.15%	to	3.40%	3.63%	to	5.57%
2015	9,644	$8.20	to	$9.03	$85,445	1.99%	1.15%	to	3.40%	(8.02)%	to	(6.11)%
PIMCO VIT Global Managed Asset Allocation Portfolio
2019	10,450	$10.81	to	$15.13	$133,161	2.15%	—%	to	3.40%	13.26%	to	17.06%
2018	12,168	$9.67	to	$12.93	$134,729	1.70%	—%	to	3.40%	(8.45)%	to	(5.46)%
2017	14,339	$10.56	to	$13.67	$170,774	2.20%	—%	to	3.40%	10.50%	to	14.08%
2016	16,198	$9.55	to	$11.98	$172,105	2.40%	—%	to	3.40%	0.76%	to	4.04%
2015	19,143	$9.39	to	$11.52	$198,490	1.66%	—%	to	3.40%	(3.38)%	to	(0.14)%
PIMCO VIT High Yield Portfolio
2019	23,360	$16.84	to	$33.42	$560,228	4.96%	—%	to	3.40%	10.97%	to	14.75%
2018	27,588	$15.17	to	$29.12	$586,686	5.10%	—%	to	3.40%	(5.88)%	to	(2.65)%
2017	32,146	$16.12	to	$29.92	$712,987	4.88%	—%	to	3.40%	3.12%	to	6.63%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	35,232	$15.63	to	$28.06	$743,025	5.22%	—%	to	3.40%	8.78%	to	12.48%
2015	35,057	$14.37	to	$24.94	$666,629	5.27%	—%	to	3.40%	(4.89)%	to	(1.64)%
PIMCO VIT Long-Term U.S. Government Portfolio
2019	176	$24.75	to	$38.21	$5,112	1.97%	—%	to	2.60%	10.65%	to	13.00%
2018	30	$23.04	to	$28.61	$774	2.38%	—%	to	2.60%	(4.56)%	to	(3.50)%
2017³	12	$26.25	to	$29.64	$324	1.46%	—%	to	2.60%	4.79%	to	5.25%
PIMCO VIT Low Duration Portfolio
2019	448	$19.33	to	$19.33	$8,661	2.74%	0.30%	to	0.30%	3.72%	to	3.72%
2018	291	$18.63	to	$18.63	$5,415	1.97%	0.30%	to	0.30%	0.04%	to	0.04%
2017	119	$18.63	to	$18.63	$2,217	1.38%	0.30%	to	0.30%	1.05%	to	1.05%
2016	278	$18.43	to	$18.43	$5,121	1.50%	0.30%	to	0.30%	1.10%	to	1.10%
2015	122	$18.23	to	$18.23	$2,216	3.39%	0.30%	to	0.30%	0.01%	to	0.01%
PIMCO VIT Real Return Portfolio
2019	19,087	$11.55	to	$22.11	$284,537	1.65%	—%	to	3.40%	4.92%	to	8.45%
2018	22,224	$11.00	to	$20.70	$311,183	2.49%	—%	to	3.40%	(5.40)%	to	(2.20)%
2017	26,057	$11.63	to	$21.50	$379,635	2.37%	—%	to	3.40%	0.30%	to	3.66%
2016	28,691	$11.60	to	$21.07	$410,286	2.28%	—%	to	3.40%	1.68%	to	5.20%
2015	30,107	$11.61	to	$20.34	$415,245	3.96%	—%	to	3.40%	(5.96)%	to	(2.71)%
PIMCO VIT StocksPLUS Global Portfolio
2019	17,175	$6.60	to	$17.50	$244,261	1.53%	0.30%	to	3.40%	23.32%	to	27.14%
2018	19,341	$5.29	to	$13.76	$219,308	1.52%	0.30%	to	3.40%	(13.70)%	to	(11.01)%
2017	22,407	$6.06	to	$15.47	$292,155	3.33%	0.30%	to	3.40%	19.01%	to	22.62%
2016	25,558	$5.04	to	$12.61	$277,104	5.08%	0.30%	to	3.40%	4.25%	to	7.43%
2015	29,644	$4.78	to	$11.74	$302,739	4.98%	0.30%	to	3.40%	(11.97)%	to	(9.29)%
PIMCO VIT Total Return Portfolio
2019	40,947	$14.10	to	$29.31	$836,413	3.02%	—%	to	3.40%	4.80%	to	8.37%
2018	46,010	$13.45	to	$27.04	$881,868	2.54%	—%	to	3.40%	(3.82)%	to	(0.53)%
2017	51,931	$13.97	to	$27.19	$1,018,136	2.02%	—%	to	3.40%	1.47%	to	4.92%
2016	56,159	$13.77	to	$25.91	$1,066,912	2.08%	—%	to	3.40%	(0.70)%	to	2.68%
2015	59,233	$13.86	to	$25.24	$1,112,265	4.91%	—%	to	3.40%	(2.86)%	to	0.45%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
2019	15	$15.39	to	$15.39	$228	2.10%	0.30%	to	0.30%	15.17%	to	15.17%
2018	15	$13.36	to	$13.36	$199	1.70%	0.30%	to	0.30%	(7.53)%	to	(7.53)%
2017	5	$14.45	to	$14.45	$65	0.76%	0.30%	to	0.30%	13.48%	to	13.48%
2016	16	$12.73	to	$12.73	$202	0.91%	0.30%	to	0.30%	(0.77)%	to	(0.77)%
2015	22	$12.83	to	$12.83	$277	0.66%	0.30%	to	0.30%	(5.72)%	to	(5.72)%
RCM Dynamic Multi-Asset Plus VIT Portfolio
2019	1,767	$10.94	to	$11.39	$19,793	1.51%	1.15%	to	2.05%	14.02%	to	15.00%
2018	2,218	$9.60	to	$9.90	$21,702	1.43%	1.15%	to	2.05%	(8.15)%	to	(7.35)%
2017	1,953	$10.45	to	$10.69	$20,702	1.90%	1.15%	to	2.05%	12.63%	to	13.60%
2016	1,049	$9.27	to	$9.41	$9,815	0.72%	1.15%	to	2.05%	1.22%	to	2.09%
2015¹	619	$9.16	to	$9.22	$5,697	—%	1.15%	to	2.05%	(8.35)%	to	(7.82)%
T. Rowe Price Blue Chip Growth Portfolio
2019	116	$50.04	to	$50.04	$5,813	—%	0.30%	to	0.30%	29.19%	to	29.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	75	$38.74	to	$38.74	$2,919	—%	0.30%	to	0.30%	1.34%	to	1.34%
2017	71	$38.22	to	$38.22	$2,695	—%	0.30%	to	0.30%	35.42%	to	35.42%
2016	84	$28.22	to	$28.22	$2,372	—%	0.30%	to	0.30%	0.24%	to	0.24%
2015	101	$28.16	to	$28.16	$2,849	—%	0.30%	to	0.30%	10.47%	to	10.47%
T. Rowe Price Equity Income Portfolio
2019	41	$32.19	to	$32.19	$1,320	1.97%	0.30%	to	0.30%	25.67%	to	25.67%
2018	56	$25.61	to	$25.61	$1,438	1.80%	0.30%	to	0.30%	(9.96)%	to	(9.96)%
2017	57	$28.45	to	$28.45	$1,628	1.58%	0.30%	to	0.30%	15.38%	to	15.38%
2016	54	$24.65	to	$24.65	$1,335	2.04%	0.30%	to	0.30%	18.50%	to	18.50%
2015	69	$20.81	to	$20.81	$1,441	1.54%	0.30%	to	0.30%	(7.38)%	to	(7.38)%
T. Rowe Price Health Sciences Portfolio
2019	13	$91.53	to	$91.53	$1,194	—%	0.30%	to	0.30%	28.24%	to	28.24%
2018	16	$71.37	to	$71.37	$1,113	—%	0.30%	to	0.30%	0.55%	to	0.55%
2017	17	$70.98	to	$70.98	$1,233	—%	0.30%	to	0.30%	26.93%	to	26.93%
2016	18	$55.92	to	$55.92	$997	—%	0.30%	to	0.30%	(10.98)%	to	(10.98)%
2015	35	$62.82	to	$62.82	$2,213	—%	0.30%	to	0.30%	12.13%	to	12.13%
Templeton Global Bond VIP Fund
2019	12,315	$26.04	to	$73.63	$555,889	7.08%	—%	to	3.40%	(1.35)%	to	2.01%
2018	13,706	$27.38	to	$72.17	$616,889	—%	—%	to	3.40%	(1.39)%	to	1.94%
2017	16,014	$27.76	to	$70.80	$718,124	—%	—%	to	3.40%	(1.37)%	to	1.93%
2016	17,662	$28.15	to	$69.46	$784,007	—%	—%	to	3.40%	(0.40)%	to	2.94%
2015	18,520	$28.26	to	$67.48	$808,810	7.89%	—%	to	3.40%	(7.41)%	to	(4.30)%
Templeton Growth VIP Fund
2019	8,939	$21.17	to	$45.33	$233,321	2.82%	0.30%	to	3.40%	11.36%	to	14.81%
2018	9,815	$19.00	to	$39.49	$224,433	2.04%	0.30%	to	3.40%	(17.67)%	to	(15.11)%
2017	11,514	$23.07	to	$46.51	$320,196	1.69%	0.30%	to	3.40%	14.61%	to	18.15%
2016	13,230	$20.12	to	$39.37	$318,160	2.11%	0.30%	to	3.40%	6.01%	to	9.29%
2015	15,403	$18.97	to	$36.02	$345,140	2.65%	0.30%	to	3.40%	(9.57)%	to	(6.77)%

[1] Period from April 27, 2015 (fund commencement) to December 31, 2015
[2] Period from October 14, 2016 (fund commencement) to December 31, 2016
[3] Period from May 1, 2017 (fund commencement) to December 31, 2017
[4] Period from October 16, 2017 (fund commencement) to December 31, 2017
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits Investment Protector and Income Protector, the account fee for the Income Advantage Account, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown below, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2019, 2018, 2017, 2016 and 2015, are $9,974, $9,248, $9,476, $9,453 and $10,379, respectively.
(7) Subsequent Events
No material subsequent events have occurred since December 31, 2019 through March 25, 2020, the date at which the financial statements were issued, that would require adjustment to the financial statements. In the first half of 2020, sales of the products Allianz Connections and Allianz Vision will be discontinued.

As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact the Variable Account’s net assets. The extent to which the COVID-19 pandemic impacts the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

1.	Report of Independent Auditors, PricewaterhouseCoopers, LLP and KPMG LLP
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – December 31, 2019 and 2018
3.	Statutory Statements of Operations – Years ended December 31, 2019, 2018, and 2017
4.	Statutory Statements of Capital and Surplus – Years ended December 31, 2019, 2018, and 2017
5.	Statutory Statements of Cash Flows – Years ended December 31, 2019, 2018, and 2017
6.	Notes to the Statutory Financial Statements and Schedules – December 31, 2019, 2018, and 2017
The following financial statements of the Variable Account are included in Part B of this registration statement.
1.	Report of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP
2.	Statements of Assets and Liabilities – December 31, 2019
3.	Statements of Operations – For the year or periods ended December 31, 2019
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2019 and 2018
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2019

b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity Original Contract and Schedule Page –L30800 is incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

b.
Individual Variable Annuity-May 2003 Contract – L30800(5/03) is incorporated by reference as exhibit EX-99.B4.b. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

c.
Contract Schedule Page-May 2003 – S40010(5-03) is incorporated by reference as exhibit EX-99.B4.c. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

d.
Contract Schedule Page-PRIME Plus – S40010(1-06) is incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

e.
Contract Schedule Addendum-add, reset-PRIME Plus – S40729-A-R is incorporated by reference as exhibit EX-99.B4.e. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

f.
Contract Schedule Addendum-drop-PRIME Plus – S40729-D is incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

g.
Asset Allocation Rider-PRIME Plus – S40721-ALT is incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

h.
PRIME Plus Benefit Rider-PRIME Plus – S40722 is incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

i.
Annuity Option 6 Amendment Endorsement – S40397 is incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

j.	Waiver of CDSC Endorsement – S30074 is incorporated by reference as exhibit EX-99.B4.a. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.
k.
Traditional GMDB Endorsement – S40020 is incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

l.
Traditional GMDB Rider II-PRIME Plus – S40727 is incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

m.
Enhanced Death Benefit Endorsement – S40052 is incorporated by reference as exhibit EX-99.B4.c. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

n.
Enhanced GMDB Endorsement-May 2003 Contracts – S40390 is incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

o.
Enhanced GMDB Rider II-PRIME Plus – S40726 is incorporated by reference as exhibit EX-99.B4.o. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

p.
Traditional GMIB Endorsement – S40021 is incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

q.
Enhanced GMIB Endorsement – S40094 is incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

r.
Enhanced GMIB Endorsement (3% & MAV)-May 2003 Contracts – S40391 is incorporated by reference as exhibit EX-99.B4.k. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

s.	Charitable Remainder Trust Endorsement is incorporated by reference as exhibit EX-99.B4.t. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.
t.
IRA Endorsement – S40014 is incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

u.
Unisex Endorsement – S20146 is incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

v.
Pension Plan and Profit Sharing Plan Endorsement – S20205 is incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

w.
Group Pension Plan Death Benefit Endorsement – S30072(4-99) is incorporated by reference as exhibit EX-99.B4.g. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.

x.
403(b) Annuity Endorsement – S30072(4-99) is incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

y.
Earnings Protection GMDB Endorsement-Original Contracts – S20219(03-01) is incorporated by reference as exhibit EX-99.B4.r. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

z.
Earnings Protection GMDB Endorsement-May 2003 Contracts – S40379 is incorporated by reference as exhibit EX-99.B4.s. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

aa.
Earnings Protection GMDB Rider II-PRIME Plus – S40725 is incorporated by reference as exhibit EX-99.B4.aa. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

ab.
Traditional GPWB Endorsement – S40392 is incorporated by reference as exhibit EX-99.B4.t. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

ac.
Enhanced GPWB Endorsement – S40393 is incorporated by reference as exhibit EX-99.B4.u. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

ad.
Inherited IRA/Roth IRA Endorsement is incorporated by reference as exhibit EX-99.4.V. from Post-Effective Amendment No. 10 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 26, 2005.

5.	a.
Application for Ind. Var. Annuity-Original Contracts is incorporated by reference as exhibit EX-99.B5. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.

b.
Application for Ind. Var. Annuity-May 2003 Contracts – F40269(05-03) is incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

c.
Application for Ind. Var. Annuity-PRIME Plus Contracts – F40269(1-06) is incorporated by reference as exhibit EX-99.B5.c. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. is incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08. incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

g.
Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	h.	-
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06 incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002 incorporated by reference as exhibit EX-99.H18 from Allianz Life Variable Account A’s Initial Registration Statement on Form N-6 (File Nos. 333-102332 and 811-04965), electronically filed on January 3, 2003.

k.	-
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

l.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

m.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

n.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant’s Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

o.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

p.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

q.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant’s Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005

r.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

s.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

t	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

u.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

v.
Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

w.	-
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00 is incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

x.	-
Amendment to the Letter of Understandiing of the Administrative Support Service Agreement and between OppenheimerFunds Distributor, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014

y.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

z.	-
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

aa.	-
Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

ab.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ac.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

ad.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ae.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

af.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ag.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

ah.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ai.	-
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

aj.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ak.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

	al.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

am.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

an.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ao.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

ap.
Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000 is incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

	aq.	-
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ar.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000 is incorporated by reference as exhibit EX-99.B8.k. from Post-Effective Amendment No. 2 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 15, 2000.

as.
Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004

at.
Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.j. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	au	-
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 incorporated by reference as exhibit EX-99.B8.ad. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

9.*	Opinion and Consent of Counsel, filed herewith
10.*	Consent of Independent Registered Public Accounting Firms, PricewaterhouseCoopers, LLP and KPMG LLP, filed herewith
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- White, Gaumond, Hunt, Clark, Frank, Walker, Herken, incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

	b.*	Power of Attorney, Howard E. Woolley, filed herewith.

*	Filed herewith
**	To be filed by amendment

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Eric J. Thomes	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Catherine A. Mahone	Senior Vice President, Chief Administrative Officer
Brent M. Hipsher	Vice President, Controller and Assistant Controller
Jenny L. Guldseth	Senior Vice President, Chief Human Resources Officer
Jasmine M. Jirele	Senior Vice President, Chief Growth Officer
Jacqueline Hunt Allianz SE Königinstraße 28 80802 München Germany	Director and Board Chair
Udo Frank 47628 Todd Eymann Road Miramonte, CA 93641	Director
Howard E. Woolley 610 Brookes Ridge Court Bethesda, MD 20816	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director
Anna Sophie Herken Allianz Asset Management GmbH Seidlstrasse 24-24a Munich, Germany 80335	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of August 31, 2020, there were 15,024 qualified and 7,739 non-qualified Allianz Alterity Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
Name	Positions and Offices with Underwriter
Corey Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Rebecca Wysocki	Chief Financial Officer and Treasurer
Matthew C. Dian	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary
Nicole D. Van Walbeek	Assistant Secretary
For the period 1-1-2019 to 12-31-2019
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$284,788,589.36	$0	$0	$0

The $284,788,589.36 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of October, 2020.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of October, 2020.
Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
Jacqueline Hunt(1)	Director and Board Chair
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal accounting officer)
Kevin E. Walker(1) Anna Sophie Herken(1)	Director Director
Howard E. Woolley (2)	Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

(2)	By Power of Attorney, filed herewith.

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 35
TO FORM N-4
(FILE NOS. 333-82329 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10	Consent of Independent Registered Public Accounting Firms, PricewaterhouseCoopers, LLP and KPMG LLP
EX-99.B13b	Power of Attorney, Howard E. Woolley